UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8879

MFS VARIABLE INSURANCE TRUST III

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

ITEM 1.	REPORTS TO STOCKHOLDERS.

SEMIANNUAL REPORT

June 30, 2013

MFS® CONSERVATIVE ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

VCA-SEM

MFS® CONSERVATIVE ALLOCATION PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Conservative Allocation Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

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MFS Conservative Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Series	17.0%
MFS Limited Maturity Portfolio	12.0%
MFS Government Securities Portfolio	10.0%
MFS Inflation-Adjusted Bond Portfolio	9.8%
MFS Global Governments Portfolio	8.0%
MFS Growth Series	6.1%
MFS Research Series	6.0%
MFS Value Series	6.0%
MFS High Yield Portfolio	5.0%
MFS Mid Cap Value Portfolio	4.1%
MFS Mid Cap Growth Series	4.0%
MFS Research International Portfolio	4.0%
MFS International Value Portfolio	2.0%
MFS International Growth Portfolio	2.0%
MFS Global Real Estate Portfolio	1.9%
MFS New Discovery Series	1.0%
MFS New Discovery Value Portfolio	1.0%
Cash & Other Net Assets	0.1%

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

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MFS Conservative Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.03%	$1,000.00	$1,024.58	$0.15
	Hypothetical (h)	0.03%	$1,000.00	$1,024.65	$0.15
Service Class	Actual	0.28%	$1,000.00	$1,023.73	$1.40
	Hypothetical (h)	0.28%	$1,000.00	$1,023.41	$1.40

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

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MFS Conservative Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 99.9%
MFS Global Governments Portfolio – Initial Class	7,071,815	$73,122,565
MFS Global Real Estate Portfolio – Initial Class	1,400,703	17,943,003
MFS Government Securities Portfolio – Initial Class	6,992,103	92,086,002
MFS Growth Series – Initial Class (a)	1,728,049	55,504,932
MFS High Yield Portfolio – Initial Class	7,548,786	46,047,592
MFS Inflation-Adjusted Bond Portfolio – Initial Class	8,626,672	90,148,727
MFS International Growth Portfolio – Initial Class	1,369,737	18,135,317
MFS International Value Portfolio – Initial Class	950,814	18,569,392
MFS Limited Maturity Portfolio – Initial Class	10,735,750	110,256,148
MFS Mid Cap Growth Series – Initial Class (a)	4,958,457	37,039,677
MFS Mid Cap Value Portfolio – Initial Class	3,626,219	37,096,222
MFS New Discovery Series – Initial Class	497,219	9,297,996
MFS New Discovery Value Portfolio – Initial Class	892,107	9,260,074
MFS Research Bond Series – Initial Class	11,897,806	156,575,128
MFS Research International Portfolio – Initial Class	2,606,804	36,755,936

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – continued
MFS Research Series – Initial Class	2,229,514	$55,470,303
MFS Value Series – Initial Class	3,293,689	55,301,036

Total Underlying Affiliated Funds (Identified Cost, $891,736,468)		$918,610,050

MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	531,235	$531,235

Total Investments (Identified Cost, $892,267,703)		$919,141,285

OTHER ASSETS, LESS LIABILITIES – 0.1%		561,656

Net Assets – 100.0%		$919,702,941

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Underlying affiliated funds, at value (identified cost, $892,267,703)	$919,141,285
Receivables for
Investments sold	2,031,722
Fund shares sold	37,606
Other assets	4,927
Total assets		$921,215,540
Liabilities
Payable for fund shares reacquired	$1,415,321
Payable to affiliates
Administrator	192
Shareholder servicing costs	212
Distribution and/or service fees	25,091
Payable for independent Trustees’ compensation	2,905
Accrued expenses and other liabilities	68,878
Total liabilities		$1,512,599
Net assets		$919,702,941
Net assets consist of
Paid-in capital	$806,309,331
Unrealized appreciation (depreciation) on investments	26,873,582
Accumulated net realized gain (loss) on investments	62,510,606
Undistributed net investment income	24,009,422
Net assets		$919,702,941
Shares of beneficial interest outstanding		76,152,703

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$4,986,492	412,278	$12.09
Service Class	914,716,449	75,740,425	12.08

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment loss
Dividends from underlying affiliated funds		$515
Expenses
Distribution and/or service fees	$1,187,107
Shareholder servicing costs	20,789
Administrative services fee	8,677
Independent Trustees’ compensation	9,056
Custodian fee	34,896
Shareholder communications	20,247
Audit and tax fees	17,666
Legal fees	8,228
Miscellaneous	14,109
Total expenses		$1,320,775
Reduction of expenses by investment adviser	(1,829)
Net expenses		$1,318,946
Net investment loss		$(1,318,431)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds		$(3,483,938)
Change in unrealized appreciation (depreciation) on investments		$27,909,390
Net realized and unrealized gain (loss) on investments		$24,425,452
Change in net assets from operations		$23,107,021

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited )	Year ended 12/31/12
Change in net assets
From operations
Net investment income (loss)	$(1,318,431)	$11,075,627
Net realized gain (loss) on investments	(3,483,938)	80,578,147
Net unrealized gain (loss) on investments	27,909,390	(10,587,873)
Change in net assets from operations	$23,107,021	$81,065,901
Distributions declared to shareholders
From net investment income	$—	$(25,597,943)
From net realized gain on investments	—	(27,085,367)
Total distributions declared to shareholders	$—	$(52,683,310)
Change in net assets from fund share transactions	$(74,546,818)	$(7,136,566)
Total change in net assets	$(51,439,797)	$21,246,025
Net assets
At beginning of period	971,142,738	949,896,713
At end of period (including undistributed net investment income of $24,009,422 and $25,327,853, respectively)	$919,702,941	$971,142,738

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009		2008 (c)
	(unaudited)
Net asset value, beginning of period	$11.80		$11.47	$11.79	$10.94	$9.19		$10.00
Income (loss) from investment operations
Net investment income (d)(l)	$(0.00	)(w)	$0.14	$0.19	$0.14	$0.33		$0.03
Net realized and unrealized gain (loss) on investments	0.29		0.88	(0.08)	0.94	1.45		(0.84	)(g)
Total from investment operations	$0.29		$1.02	$0.11	$1.08	$1.78		$(0.81)
Less distributions declared to shareholders
From net investment income	$—		$(0.35)	$(0.17)	$(0.16)	$(0.03)		$—
From net realized gain on investments	—		(0.34)	(0.26)	(0.07)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.69)	$(0.43)	$(0.23)	$(0.03)		$—
Net asset value, end of period (x)	$12.09		$11.80	$11.47	$11.79	$10.94		$9.19
Total return (%) (k)(r)(s)(x)	2.46	(n)	8.90	0.97	9.92	19.37		(8.10	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.03	(a)	0.16	0.20	0.21	0.26		17.09	(a)
Expenses after expense reductions (f)(h)	0.03	(a)	N/A	N/A	0.20	0.20		0.20	(a)
Net investment income (loss) (l)	(0.03	)(a)	1.14	1.57	1.27	3.15		1.15	(a)
Portfolio turnover	1	(n)	57	7	16	12		1	(n)
Net assets at end of period (000 omitted)	$4,986		$5,024	$5,505	$5,053	$1,708		$46

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009		2008 (c)
	(unaudited)
Net asset value, beginning of period	$11.80		$11.46	$11.79	$10.94	$9.18		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.14	$0.18	$0.13	$0.20		$0.02
Net realized and unrealized gain (loss) on investments	0.30		0.86	(0.11)	0.92	1.56		(0.84	)(g)
Total from investment operations	$0.28		$1.00	$0.07	$1.05	$1.76		$(0.82)
Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.14)	$(0.13)	$(0.00	)(w)	$—
From net realized gain on investments	—		(0.34)	(0.26)	(0.07)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.66)	$(0.40)	$(0.20)	$(0.00	)(w)	$—
Net asset value, end of period (x)	$12.08		$11.80	$11.46	$11.79	$10.94		$9.18
Total return (%) (k)(r)(s)(x)	2.37	(n)	8.72	0.63	9.64	19.22		(8.20	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28	(a)	0.41	0.45	0.47	0.53		2.12	(a)
Expenses after expense reductions (f)(h)	0.28	(a)	N/A	N/A	0.45	0.45		0.45	(a)
Net investment income (loss) (l)	(0.28	)(a)	1.14	1.52	1.18	2.01		2.22	(a)
Portfolio turnover	1	(n)	57	7	16	12		1	(n)
Net assets at end of period (000 omitted)	$914,716		$966,119	$944,392	$756,690	$364,790		$33,974

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	For the period from the commencement of the fund’s investment operations, October 1, 2008, through the stated period end.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

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MFS Conservative Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Conservative Allocation Portfolio (the fund) is a series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

At a special meeting of the shareholders of the fund held on November 26, 2012, the shareholders of the fund approved, among other things, the appointment of MFS as the fund’s investment adviser pursuant to a new investment advisory agreement. The effective date for the approval of the investment advisory agreement with MFS was the close of business on December 7, 2012. Information prior to December 8, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments),

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MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$919,141,285	$—	$—	$919,141,285

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or

11

MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2013, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$25,983,874
Long-term capital gains	26,699,436
Total distributions	$52,683,310

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$893,215,708
Gross appreciation	43,371,344
Gross depreciation	(17,445,767)
Net unrealized appreciation (depreciation)	$25,925,577

As of 12/31/12
Undistributed ordinary income	25,327,853
Undistributed long-term capital gain	66,942,549
Net unrealized appreciation (depreciation)	(1,983,813)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

12

MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/13	Year ended 12/31/12	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$162,063	$—	$156,414
Service Class	—	25,435,880	—	26,928,953
Total	$—	$25,597,943	$—	$27,085,367

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $20,789, which equated to 0.0044% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, the fund did not pay any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0018% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,655 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,829, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated $11,637,162 and $87,472,278, respectively.

13

MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	13,690	$166,008	55,092	$657,141
Service Class	1,072,658	13,049,354	2,140,285	25,304,906
	1,086,348	$13,215,362	2,195,377	$25,962,047
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	26,967	$318,477
Service Class	—	—	4,430,189	52,364,833
	—	$—	4,457,156	$52,683,310
Shares reacquired
Initial Class	(27,087)	$(327,877)	(136,485)	$(1,615,714)
Service Class	(7,209,790)	(87,434,303)	(7,082,864)	(84,166,209)
	(7,236,877)	$(87,762,180)	(7,219,349)	$(85,781,923)
Net change
Initial Class	(13,397)	$(161,869)	(54,426)	$(640,096)
Service Class	(6,137,132)	(74,384,949)	(512,390)	(6,496,470)
	(6,150,529)	$(74,546,818)	(566,816)	$(7,136,566)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $1,147 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	6,942,470	290,401	(161,056)	7,071,815
MFS Global Real Estate Portfolio	1,557,380	40,076	(196,753)	1,400,703
MFS Government Securities Portfolio	7,137,085	87,466	(232,448)	6,992,103
MFS Growth Series	2,032,329	12,191	(316,471)	1,728,049
MFS High Yield Portfolio	8,034,630	4,061	(489,905)	7,548,786
MFS Inflation-Adjusted Bond Portfolio	8,621,862	249,261	(244,451)	8,626,672
MFS Institutional Money Market Portfolio	1,088,933	40,006,508	(40,564,206)	531,235
MFS International Growth Portfolio	1,488,361	15,246	(133,870)	1,369,737
MFS International Value Portfolio	1,122,297	3,319	(174,802)	950,814
MFS Limited Maturity Portfolio	11,252,633	66,399	(583,282)	10,735,750
MFS Mid Cap Growth Series	5,964,695	42,521	(1,048,759)	4,958,457
MFS Mid Cap Value Portfolio	4,474,215	19,442	(867,438)	3,626,219
MFS New Discovery Series	627,769	9,581	(140,131)	497,219

14

MFS Conservative Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Underlying Affiliated Funds – continued	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS New Discovery Value Portfolio	1,113,631	10,187	(231,711)	892,107
MFS Research Bond Series	12,180,140	103,596	(385,930)	11,897,806
MFS Research International Portfolio	2,879,280	18,265	(290,741)	2,606,804
MFS Research Series	2,674,821	11,022	(456,329)	2,229,514
MFS Value Series	4,046,628	5,366	(758,305)	3,293,689

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(88,192)	$—	$—	$73,122,565
MFS Global Real Estate Portfolio	284,117	—	—	17,943,003
MFS Government Securities Portfolio	(48,602)	—	—	92,086,002
MFS Growth Series	(113,068)	—	—	55,504,932
MFS High Yield Portfolio	(137,867)	—	—	46,047,592
MFS Inflation-Adjusted Bond Portfolio	(82,363)	—	—	90,148,727
MFS Institutional Money Market Portfolio	—	—	515	531,235
MFS International Growth Portfolio	(15,280)	—	—	18,135,317
MFS International Value Portfolio	339,073	—	—	18,569,392
MFS Limited Maturity Portfolio	(50,320)	—	—	110,256,148
MFS Mid Cap Growth Series	65,456	—	—	37,039,677
MFS Mid Cap Value Portfolio	524,448	—	—	37,096,222
MFS New Discovery Series	32,392	—	—	9,297,996
MFS New Discovery Value Portfolio	(257,911)	—	—	9,260,074
MFS Research Bond Series	(369,268)	—	—	156,575,128
MFS Research International Portfolio	313,580	—	—	36,755,936
MFS Research Series	(1,090,068)	—	—	55,470,303
MFS Value Series	(2,790,065)	—	—	55,301,036
	$(3,483,938)	$—	$515	$919,141,285

15

MFS Conservative Allocation Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2013

MFS® MODERATE ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

VMA-SEM

MFS® MODERATE ALLOCATION PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Moderate Allocation Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Moderate Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Research Bond Series	11.9%
MFS Government Securities Portfolio	9.9%
MFS Growth Series	9.1%
MFS Value Series	9.1%
MFS Research Series	8.1%
MFS Mid Cap Value Portfolio	7.2%
MFS Mid Cap Growth Series	7.1%
MFS Research International Portfolio	6.9%
MFS High Yield Portfolio	5.0%
MFS Global Governments Portfolio	4.9%
MFS Inflation-Adjusted Bond Portfolio	4.8%
MFS Limited Maturity Portfolio	4.0%
MFS International Value Portfolio	3.1%
MFS International Growth Portfolio	2.9%
MFS Global Real Estate Portfolio	2.8%
MFS New Discovery Series	1.6%
MFS New Discovery Value Portfolio	1.5%
Cash & Other Net Assets	0.1%

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Moderate Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.02%	$1,000.00	$1,057.38	$0.10
	Hypothetical (h)	0.02%	$1,000.00	$1,024.70	$0.10
Service Class	Actual	0.27%	$1,000.00	$1,055.78	$1.38
	Hypothetical (h)	0.27%	$1,000.00	$1,023.46	$1.35

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

3

MFS Moderate Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – 99.9%
MFS Global Governments Portfolio – Initial Class	9,560,078	$98,851,208
MFS Global Real Estate Portfolio – Initial Class	4,485,901	57,464,399
MFS Government Securities Portfolio – Initial Class	15,169,478	199,782,025
MFS Growth Series – Initial Class (a)	5,706,121	183,280,592
MFS High Yield Portfolio – Initial Class	16,378,889	99,911,222
MFS Inflation-Adjusted Bond Portfolio – Initial Class	9,158,954	95,711,072
MFS International Growth Portfolio – Initial Class	4,437,622	58,754,121
MFS International Value Portfolio – Initial Class	3,118,020	60,894,938
MFS Limited Maturity Portfolio – Initial Class	7,838,781	80,504,277
MFS Mid Cap Growth Series – Initial Class (a)	19,188,414	143,337,450
MFS Mid Cap Value Portfolio – Initial Class	14,048,207	143,713,158
MFS New Discovery Series – Initial Class	1,662,430	31,087,448
MFS New Discovery Value Portfolio – Initial Class	2,974,538	30,875,706
MFS Research Bond Series – Initial Class	18,132,185	238,619,556

Issuer	Shares/Par	Value ($)

UNDERLYING AFFILIATED FUNDS – continued
MFS Research International Portfolio – Initial Class	9,854,770	$138,952,256
MFS Research Series – Initial Class	6,568,970	163,435,962
MFS Value Series – Initial Class	10,906,678	183,123,118

Total Underlying Affiliated Funds (Identified Cost, $1,899,204,594)		$2,008,298,508

MONEY MARKET FUNDS – 0.1%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	779,604	$779,604

Total Investments (Identified Cost, $1,899,984,198)		$2,009,078,112

OTHER ASSETS, LESS LIABILITIES – 0.0%		545,401

Net Assets – 100.0%		$2,009,623,513

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

4

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Underlying affiliated funds, at value (identified cost, $1,899,984,198)	$2,009,078,112
Receivables for
Investments sold	3,502,579
Fund shares sold	22,527
Other assets	9,754
Total assets		$2,012,612,972
Liabilities
Payables for
Investments purchased	$22,527
Fund shares reacquired	2,791,577
Payable to affiliates
Administrator	192
Shareholder servicing costs	441
Distribution and/or service fees	54,975
Payable for independent Trustees’ compensation	9,907
Accrued expenses and other liabilities	109,840
Total liabilities		$2,989,459
Net assets		$2,009,623,513
Net assets consist of
Paid-in capital	$1,737,562,093
Unrealized appreciation (depreciation) on investments	109,093,914
Accumulated net realized gain (loss) on investments	116,350,453
Undistributed net investment income	46,617,053
Net assets		$2,009,623,513
Shares of beneficial interest outstanding		156,197,045

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$3,643,613	282,495	$12.90
Service Class	2,005,979,900	155,914,550	12.87

See Notes to Financial Statements

5

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment loss
Dividends from underlying affiliated funds	$631
Expenses
Distribution and service fees	$2,529,031
Shareholder servicing costs	43,394
Administrative services fee	8,677
Independent Trustees’ compensation	22,634
Custodian fee	49,179
Shareholder communications	36,426
Audit and tax fees	17,666
Legal fees	16,895
Miscellaneous	23,858
Total expenses		$2,747,760
Reduction of expenses by investment adviser	(3,860)
Net expenses		$2,743,900
Net investment loss		$(2,743,269)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investment in underlying affiliated funds	$(7,567,216)
Change in unrealized appreciation (depreciation) on investments		$120,656,419
Net realized and unrealized gain (loss) on investments		$113,089,203
Change in net assets from operations		$110,345,934

See Notes to Financial Statements

6

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited )	Year ended 12/31/12
Change in net assets
From operations
Net investment income (loss)	$(2,743,269)	$30,421,383
Net realized gain (loss) on investments	(7,567,216)	143,661,375
Net unrealized gain (loss) on investments	120,656,419	15,919,102
Change in net assets from operations	$110,345,934	$190,001,860
Distributions declared to shareholders
From net investment income	$—	$(45,834,075)
From net realized gain on investments	—	(48,460,267)
Total distributions declared to shareholders	$—	$(94,294,342)
Change in net assets from fund share transactions	$(91,280,149)	$41,599,614
Total change in net assets	$19,065,785	$137,307,132
Net assets
At beginning of period	1,990,557,728	1,853,250,596
At end of period (including undistributed net investment income of $46,617,053 and $49,360,322, respectively)	$2,009,623,513	$1,990,557,728

See Notes to Financial Statements

7

MFS Moderate Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009		2008 (c)
	(unaudited)
Net asset value, beginning of period	$12.20		$11.60	$12.37	$11.21	$9.07		$10.00
Income (loss) from investment operations
Net investment income (d)(l)	$(0.00	)(w)	$0.31	$0.20	$0.20	$0.20		$0.02
Net realized and unrealized gain (loss) on investments	0.70		0.92	(0.40)	1.15	1.97		(0.95	)(g)
Total from investment operations	$0.70		$1.23	$(0.20)	$1.35	$2.17		$(0.93)
Less distributions declared to shareholders
From net investment income	$—		$(0.32)	$(0.17)	$(0.13)	$(0.03)		$—
From net realized gain on investments	—		(0.31)	(0.40)	(0.06)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.63)	$(0.57)	$(0.19)	$(0.03)		$—
Net asset value, end of period (x)	$12.90		$12.20	$11.60	$12.37	$11.21		$9.07
Total return (%) (k)(r)(s)(x)	5.74	(n)	10.56	(1.56)	12.18	23.91		(9.30	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.02	(a)	0.15	0.19	0.21	0.28		16.72	(a)
Expenses after expense reductions (f)(h)	0.02	(a)	N/A	N/A	0.20	0.20		0.20	(a)
Net investment income (loss) (l)	(0.02	)(a)	2.52	1.61	1.75	1.95		0.88	(a)
Portfolio turnover	2	(n)	67	7	27	14		0	(n)
Net assets at end of period (000 omitted)	$3,644		$4,279	$3,150	$1,687	$442		$56

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009		2008 (c)
	(unaudited)
Net asset value, beginning of period	$12.19		$11.58	$12.35	$11.20	$9.06		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.19	$0.16	$0.15	$0.17		$0.01
Net realized and unrealized gain (loss) on investments	0.70		1.02	(0.39)	1.16	1.97		(0.95	)(g)
Total from investment operations	$0.68		$1.21	$(0.23)	$1.31	$2.14		$(0.94)
Less distributions declared to shareholders
From net investment income	$—		$(0.29)	$(0.14)	$(0.10)	$(0.00	)(w)	$—
From net realized gain on investments	—		(0.31)	(0.40)	(0.06)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.60)	$(0.54)	$(0.16)	$(0.00	)(w)	$—
Net asset value, end of period (x)	$12.87		$12.19	$11.58	$12.35	$11.20		$9.06
Total return (%) (k)(r)(s)(x)	5.58	(n)	10.39	(1.81)	11.82	23.65		(9.40	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.27	(a)	0.40	0.44	0.46	0.52		2.11	(a)
Expenses after expense reductions (f)(h)	0.27	(a)	N/A	N/A	0.45	0.45		0.45	(a)
Net investment income (loss) (l)	(0.27	)(a)	1.55	1.32	1.30	1.69		1.82	(a)
Portfolio turnover	2	(n)	67	7	27	14		0	(n)
Net assets at end of period (000 omitted)	$2,005,980		$1,986,278	$1,850,101	$1,444,241	$566,276		$38,747

See Notes to Financial Statements

8

MFS Moderate Allocation Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	For the period from the commencement of the fund’s investment operations, October 1, 2008, through the stated period end.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

9

MFS Moderate Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Moderate Allocation Portfolio (the fund) is a series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

At a special meeting of the shareholders of the fund held on November 26, 2012 the shareholders of the fund approved, among other things, the appointment of MFS as the fund’s investment adviser pursuant to a new investment advisory agreement. The effective date for the approval of the investment advisory agreement with MFS was the close of business on December 7, 2012. Information prior to December 8, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which the fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or

10

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value.Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$2,009,078,112	$—	$—	$2,009,078,112

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to

11

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as “Other” income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2013, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$45,908,214
Long-term capital gains	48,386,128
Total distributions	$94,294,342

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$1,901,823,375
Gross appreciation	137,855,748
Gross depreciation	(30,601,011)
Net unrealized appreciation (depreciation)	$107,254,737

As of 12/31/13
Undistributed ordinary income	49,360,322
Undistributed long-term capital gain	125,756,846
Net unrealized appreciation (depreciation)	(13,401,682)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

12

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/13	Year ended 12/31/12	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$97,763	$—	$93,117
Service Class	—	45,736,312	—	48,367,150
Total	$—	$45,834,075	$—	$48,460,267

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar vehicles such that operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $43,394, which equated to 0.0043% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, the fund did not pay any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0009% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $7,676 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $3,860, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

13

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated $40,146,005 and $134,099,330, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	151,036	$1,913,647	89,337	$1,071,965
Service Class	1,027,570	13,243,660	4,256,834	51,760,922
	1,178,606	$15,157,307	4,346,171	$52,832,887
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	15,608	$190,880
Service Class	—	—	7,700,774	94,103,462
	—	$—	7,716,382	$94,294,342
Shares reacquired
Initial Class	(219,233)	$(2,872,599)	(25,798)	$(312,407)
Service Class	(8,095,817)	(103,564,857)	(8,679,654)	(105,215,208)
	(8,315,050)	$(106,437,456)	(8,705,452)	$(105,527,615)
Net change
Initial Class	(68,197)	$(958,952)	79,147	$950,438
Service Class	(7,068,247)	(90,321,197)	3,277,954	40,649,176
	(7,136,444)	$(91,280,149)	3,357,101	$41,599,614

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $2,443 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Global Governments Portfolio	8,850,203	759,520	(49,645)	9,560,078
MFS Global Real Estate Portfolio	4,774,336	94,501	(382,936)	4,485,901
MFS Government Securities Portfolio	14,562,011	710,184	(102,717)	15,169,478
MFS Growth Series	6,237,488	8,800	(540,167)	5,706,121
MFS High Yield Portfolio	16,458,877	87,113	(167,101)	16,378,889
MFS Inflation-Adjusted Bond Portfolio	8,823,688	500,701	(165,435)	9,158,954
MFS Institutional Money Market Portfolio	978,171	43,689,409	(43,887,976)	779,604
MFS International Growth Portfolio	4,574,112	25,349	(161,839)	4,437,622
MFS International Value Portfolio	3,453,359	6,369	(341,708)	3,118,020
MFS Limited Maturity Portfolio	7,654,288	281,197	(96,704)	7,838,781
MFS Mid Cap Growth Series	21,375,239	53,048	(2,239,873)	19,188,414

14

MFS Moderate Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Underlying Affiliated Funds – continued	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Mid Cap Value Portfolio	16,050,979	16,848	(2,019,620)	14,048,207
MFS New Discovery Series	1,924,794	13,281	(275,645)	1,662,430
MFS New Discovery Value Portfolio	3,421,836	13,487	(460,785)	2,974,538
MFS Research Bond Series	17,539,556	739,091	(146,462)	18,132,185
MFS Research International Portfolio	10,338,373	43,158	(526,761)	9,854,770
MFS Research Series	7,297,788	5,265	(734,083)	6,568,970
MFS Value Series	12,448,090	—	(1,541,412)	10,906,678

Underlying Affiliated Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Global Governments Portfolio	$(19,485)	$—	$—	$98,851,208
MFS Global Real Estate Portfolio	621,208	—	—	57,464,399
MFS Government Securities Portfolio	(367)	—	—	199,782,025
MFS Growth Series	(572,653)	—	—	183,280,592
MFS High Yield Portfolio	(44,481)	—	—	99,911,222
MFS Inflation-Adjusted Bond Portfolio	(46,647)	—	—	95,711,072
MFS Institutional Money Market Portfolio	—	—	631	779,604
MFS International Growth Portfolio	(83,523)	—	—	58,754,121
MFS International Value Portfolio	715,879	—	—	60,894,938
MFS Limited Maturity Portfolio	(3,564)	—	—	80,504,277
MFS Mid Cap Growth Series	5,505	—	—	143,337,450
MFS Mid Cap Value Portfolio	459,278	—	—	143,713,158
MFS New Discovery Series	18,000	—	—	31,087,448
MFS New Discovery Value Portfolio	(700,899)	—	—	30,875,706
MFS Research Bond Series	(113,654)	—	—	238,619,556
MFS Research International Portfolio	627,081	—	—	138,952,256
MFS Research Series	(2,333,618)	—	—	163,435,962
MFS Value Series	(6,095,276)	—	—	183,123,118
	$(7,567,216)	$—	$631	$2,009,078,112

15

MFS Moderate Allocation Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2013

MFS® GROWTH ALLOCATION PORTFOLIO

MFS® Variable Insurance Trust III

VGA-SEM

MFS® GROWTH ALLOCATION PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Growth Allocation Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Growth Allocation Portfolio

PORTFOLIO COMPOSITION

Portfolio target allocation

Portfolio actual allocation

Portfolio holdings
MFS Growth Series	11.0%
MFS Value Series	10.9%
MFS Research Series	10.0%
MFS Mid Cap Value Portfolio	9.0%
MFS Research International Portfolio	9.0%
MFS Mid Cap Growth Series	9.0%
MFS Global Real Estate Portfolio	5.0%
MFS High Yield Portfolio	5.0%
MFS Research Bond Series	5.0%
MFS International Value Portfolio	5.0%
MFS Inflation-Adjusted Bond Portfolio	5.0%
MFS International Growth Portfolio	5.0%
MFS Global Governments Portfolio	4.0%
MFS New Discovery Series	2.0%
MFS Limited Maturity Portfolio	2.0%
MFS New Discovery Value Portfolio	2.0%
MFS Emerging Markets Equity Portfolio	1.0%
Cash & Other Net Assets	0.1%

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Growth Allocation Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including distribution and/or service (12b-1) fees and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. Because the underlying funds have varied expenses and fee levels and the fund may own different proportions of the underlying funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary. If these indirect costs were included, your costs would have been higher.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.03%	$1,000.00	$1,081.11	$0.15
	Hypothetical (h)	0.03%	$1,000.00	$1,024.65	$0.15
Service Class	Actual	0.28%	$1,000.00	$1,080.29	$1.44
	Hypothetical (h)	0.28%	$1,000.00	$1,023.41	$1.40

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year. In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying funds in which the fund invests. If these indirect costs were included, your costs would have been higher.

3

MFS Growth Allocation Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
UNDERLYING AFFILIATED FUNDS – 100.0%
MFS Emerging Markets Equity Portfolio – Initial Class	416,500	$5,818,500
MFS Global Governments Portfolio – Initial Class	2,237,704	23,137,859
MFS Global Real Estate Portfolio – Initial Class	2,265,217	29,017,429
MFS Growth Series – Initial Class (a)	1,981,104	63,633,056
MFS High Yield Portfolio – Initial Class	4,754,857	29,004,627
MFS Inflation-Adjusted Bond Portfolio – Initial Class	2,765,177	28,896,105
MFS International Growth Portfolio – Initial Class	2,176,047	28,810,868
MFS International Value Portfolio – Initial Class	1,484,559	28,993,431
MFS Limited Maturity Portfolio – Initial Class	1,128,523	11,589,931
MFS Mid Cap Growth Series – Initial Class (a)	6,961,611	52,003,233
MFS Mid Cap Value Portfolio – Initial Class	5,091,979	52,090,946
MFS New Discovery Series – Initial Class	620,198	11,597,703
MFS New Discovery Value Portfolio – Initial Class	1,115,891	11,582,944
MFS Research Bond Series – Initial Class	2,203,834	29,002,450
MFS Research International Portfolio – Initial Class	3,693,995	52,085,330
MFS Research Series – Initial Class	2,323,325	57,804,325
MFS Value Series – Initial Class	3,773,789	63,361,912

Total Underlying Affiliated Funds (Identified Cost, $530,147,170)		$578,430,649

Issuer	Shares/Par	Value ($)
MONEY MARKET FUNDS – 0.0%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	144,471	$144,471

Total Investments (Identified Cost, $530,291,641)		$578,575,120

OTHER ASSETS, LESS LIABILITIES – 0.0%		139,995

Net Assets – 100.0%		$578,715,115

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

See Notes to Financial Statements

4

MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Underlying affiliated funds, at value (identified cost, $530,291,641)	$578,575,120
Receivables for
Investments sold	9,691,354
Fund shares sold	503,353
Other assets	3,037
Total assets		$588,772,864
Liabilities
Payables for
Investments purchased	$9,695,248
Fund shares reacquired	298,803
Payable to affiliates
Administrator	192
Shareholder servicing costs	140
Distribution and/or service fees	15,783
Payable for independent Trustees’ compensation	2,825
Accrued expenses and other liabilities	44,758
Total liabilities		$10,057,749
Net assets		$578,715,115
Net assets consist of
Paid-in capital	$467,495,854
Unrealized appreciation (depreciation) on investments	48,283,479
Accumulated net realized gain (loss) on investments	49,979,537
Undistributed net investment income	12,956,245
Net assets		$578,715,115
Shares of beneficial interest outstanding		47,798,116

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$2,849,006	234,904	$12.13
Service Class	575,866,109	47,563,212	12.11

See Notes to Financial Statements

5

MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment loss
Dividends from underlying affiliated funds		$137
Expenses
Distribution and/or service fees	$723,180
Shareholder servicing costs	12,714
Administrative services fee	8,677
Independent Trustees’ compensation	8,571
Custodian fee	21,555
Shareholder communications	10,665
Audit and tax fees	17,666
Legal fees	4,816
Miscellaneous	10,455
Total expenses		$818,299
Reduction of expenses by investment adviser	(1,104)
Net expenses		$817,195
Net investment loss		$(817,058)
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments in underlying affiliated funds		$(1,634,409)
Change in unrealized appreciation (depreciation) on investments		$47,062,799
Net realized and unrealized gain (loss) on investments		$45,428,390
Change in net assets from operations		$44,611,332

See Notes to Financial Statements

6

MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited )	Year ended 12/31/12
Change in net assets
From operations
Net investment income (loss)	$(817,058)	$8,935,323
Net realized gain (loss) on investments	(1,634,409)	56,839,320
Net unrealized gain (loss) on investments	47,062,799	666,564
Change in net assets from operations	$44,611,332	$66,441,207
Distributions declared to shareholders
From net investment income	$—	$(13,155,817)
From net realized gain on investments	—	(26,554,716)
Total distributions declared to shareholders	$—	$(39,710,533)
Change in net assets from fund share transactions	$(28,836,920)	$(11,952,384)
Total change in net assets	$15,774,412	$14,778,290
Net assets
At beginning of period	562,940,703	548,162,413
At end of period (including undistributed net investment income of $12,956,245 and $13,773,303, respectively)	$578,715,115	$562,940,703

See Notes to Financial Statements

7

MFS Growth Allocation Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class(assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009		2008 (c)
	(unaudited)
Net asset value, beginning of period	$11.22		$10.70	$12.47	$11.25	$8.87		$10.00
Income (loss) from investment operations
Net investment income (d)(l)	$(0.00	)(w)	$0.26	$0.16	$0.18	$0.06		$0.02
Net realized and unrealized gain (loss) on investments	0.91		1.11	(0.64)	1.34	2.35		(1.15	)(g)
Total from investment operations	$0.91		$1.37	$(0.48)	$1.52	$2.41		$(1.13)
Less distributions declared to shareholders
From net investment income	$—		$(0.30)	$(0.23)	$(0.18)	$(0.03)		$—
From net realized gain on investments	—		(0.55)	(1.06)	(0.12)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.85)	$(1.29)	$(0.30)	$(0.03)		$—
Net asset value, end of period (x)	$12.13		$11.22	$10.70	$12.47	$11.25		$8.87
Total return (%) (k)(r)(s)(x)	8.11	(n)	12.78	(3.66)	13.80	27.17		(11.30	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.03	(a)	0.18	0.21	0.22	0.30		14.32	(a)
Expenses after expense reductions (f)(h)	0.03	(a)	N/A	0.21	0.20	0.20		0.20	(a)
Net investment income (loss) (l)	(0.03	)(a)	2.31	1.34	1.54	0.61		1.20	(a)
Portfolio turnover	2	(n)	72	16	38	16		7	(n)
Net assets at end of period (000 omitted)	$2,849		$2,971	$2,143	$1,616	$292		$92

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009		2008 (c)
	(unaudited)
Net asset value, beginning of period	$11.21		$10.70	$12.47	$11.24	$8.87		$10.00
Income (loss) from investment operations
Net investment income (loss) (d)(l)	$(0.02)		$0.18	$0.10	$0.12	$0.12		$0.01
Net realized and unrealized gain (loss) on investments	0.92		1.15	(0.61)	1.38	2.25		(1.14	)(g)
Total from investment operations	$0.90		$1.33	$(0.51)	$1.50	$2.37		$(1.13)
Less distributions declared to shareholders
From net investment income	$—		$(0.27)	$(0.20)	$(0.15)	$(0.00	)(w)	$—
From net realized gain on investments	—		(0.55)	(1.06)	(0.12)	(0.00	)(w)	—
Total distributions declared to shareholders	$—		$(0.82)	$(1.26)	$(0.27)	$(0.00	)(w)	$—
Net asset value, end of period (x)	$12.11		$11.21	$10.70	$12.47	$11.24		$8.87
Total return (%) (k)(r)(s)(x)	8.03	(n)	12.40	(3.90)	13.61	26.75		(11.30	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)(h)	0.28	(a)	0.43	0.46	0.47	0.53		2.08	(a)
Expenses after expense reductions (f)(h)	0.28	(a)	N/A	0.45	0.45	0.45		0.45	(a)
Net investment income (loss) (l)	(0.28	)(a)	1.59	0.86	1.03	1.18		1.53	(a)
Portfolio turnover	2	(n)	72	16	38	16		7	(n)
Net assets at end of period (000 omitted)	$575,866		$559,969	$546,019	$588,923	$448,441		$33,191
See Notes to Financial Statements

8

MFS Growth Allocation Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	For the period from the commencement of the fund’s investment operations, October 1, 2008, through the stated period end.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(h)	In addition to the fees and expenses which the fund bears directly, the fund indirectly bears a pro rata share of the fees and expenses of the underlying affiliated funds in which the fund invests. Accordingly, the expense ratio for the fund reflects only those fees and expenses borne directly by the fund. Because the underlying affiliated funds have varied expense and fee levels and the fund may own different proportions of the underlying affiliated funds at different times, the amount of fees and expenses incurred indirectly by the fund will vary.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by the timing of the declaration of dividends by the underlying affiliated funds in which the fund invests and for interim net investment income ratios, the actual net investment income ratio may differ. The ratios and per share amounts do not include net investment income of the underlying affiliated funds in which the fund invests.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

9

MFS Growth Allocation Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Growth Allocation Portfolio (the fund) is a series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

At a special meeting of the shareholders of the fund held on November 26, 2012, the shareholders of the fund approved, among other things, the appointment of MFS as the fund’s investment adviser pursuant to a new investment advisory agreement. The effective date for the approval of the investment advisory agreement with MFS was the close of business on December 7, 2012. Information prior to December 8, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

The fund is a “fund of funds”, which invests the majority of its assets in other MFS mutual funds (hereafter referred to as “underlying affiliated funds” or “underlying funds”), which may have different fiscal year ends than the funds. The underlying funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying funds invest their portfolio in high-yield securities rated below investment grade. Investments in high-yield securities involve greater degrees of credit and market risk than investments in higher-rated securities and tend to be more sensitive to economic conditions. Certain underlying funds invest a significant portion of their assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. Certain underlying funds invest in foreign securities, including securities of emerging market issuers. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment. The markets of emerging markets countries are generally more volatile than the markets of developed countries with more mature economies. All of the risks of investing in foreign securities previously described are heightened when investing in emerging markets countries.

The accounting policies of the underlying funds in which each fund invests are outlined in the underlying funds’ shareholder reports, which are available without charge by calling 1-800-225-2606, at mfs.com and on the Securities and Exchange Commission (SEC) web site at http://www.sec.gov or at the SEC’s public reference room in Washington, D.C. The underlying funds’ shareholder reports are not covered by this report.

In June 2013, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Open-end investment companies (underlying funds) are generally valued at their net asset value per share. The investments of underlying funds managed by the adviser are valued as described below. For purposes of this policy disclosure, “fund” refers to the underlying fund in which the fund of fund invests.

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Debt instruments and floating rate loans (other than short-term instruments),

10

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Exchange-traded options are generally valued at the last sale or official closing price as provided by a third-party pricing service on the exchange on which such options are primarily traded. Exchange-traded options for which there were no sales reported that day are generally valued at the last daily bid quotation as provided by a third-party pricing service on the exchange on which such options are primarily traded. Options not traded on an exchange are generally valued at a broker/dealer bid quotation. Foreign currency options are generally valued at valuations provided by a third-party pricing service. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Mutual Funds	$578,575,120	$—	$—	$578,575,120

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund does not invest in derivatives directly. The fund does invest in underlying funds that may use derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or

11

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the underlying funds use derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on an accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Distributions of income and capital gains from the underlying funds are recorded on the ex-dividend date. Recognition of net investment income by the fund is affected by the timing of the declaration of dividends by the underlying funds in which the fund invests. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified cost basis.

The fund and/or the underlying funds may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2013, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$13,609,585
Long-term capital gains	26,100,948
Total distributions	$39,710,533

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$531,088,842
Gross appreciation	51,609,375
Gross depreciation	(4,123,097)
Net unrealized appreciation (depreciation)	$47,486,278

As of 12/31/12
Undistributed ordinary income	13,773,303
Undistributed long-term capital gain	52,411,147
Net unrealized appreciation (depreciation)	423,479

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service, fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

12

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/13	Year ended 12/31/12	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$72,571	$—	$131,974
Service Class	—	13,083,246	—	26,422,742
Total	$—	$13,155,817	$—	$26,554,716

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. MFS receives no compensation under this agreement; however MFS receives management fees from the underlying MFS funds.

The investment adviser has agreed in writing to pay a portion of the fund’s operating expenses, exclusive of distribution and service fees, interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses including fees and expenses associated with investments in investment companies and other similar investment vehicles such that fund operating expenses do not exceed 0.20% annually of the fund’s average daily net assets. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $12,714, which equated to 0.0044% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, the fund did not pay any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund pays an annual fixed amount of $17,500. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an effective rate of 0.0030% the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $2,195 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,104, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

13

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

(4)	Portfolio Securities

Purchases and sales of shares of underlying funds aggregated $13,286,281 and $42,924,563, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	27,544	$325,811	75,213	$842,588
Service Class	413,569	4,861,863	922,850	10,344,402
	441,113	$5,187,674	998,063	$11,186,990
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	18,198	$204,545
Service Class	—	—	3,514,768	39,505,988
	—	$—	3,532,966	$39,710,533
Shares reacquired
Initial Class	(57,484)	$(680,964)	(28,850)	$(326,335)
Service Class	(2,782,295)	(33,343,630)	(5,549,697)	(62,523,572)
	(2,839,779)	$(34,024,594)	(5,578,547)	$(62,849,907)
Net change
Initial Class	(29,940)	$(355,153)	64,561	$720,798
Service Class	(2,368,726)	(28,481,767)	(1,112,079)	(12,673,182)
	(2,398,666)	$(28,836,920)	(1,047,518)	$(11,952,384)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $698 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Affiliated Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Emerging Markets Equity Portfolio	363,655	54,736	(1,891)	416,500
MFS Global Governments Portfolio	2,004,906	232,835	(37)	2,237,704
MFS Global Real Estate Portfolio	2,235,427	156,642	(126,852)	2,265,217
MFS Growth Series	2,156,309	1,712	(176,917)	1,981,104
MFS High Yield Portfolio	4,639,060	130,695	(14,898)	4,754,857
MFS Inflation-Adjusted Bond Portfolio	2,486,952	278,225	—	2,765,177
MFS Institutional Money Market Portfolio	17	11,222,812	(11,078,358)	144,471
MFS International Growth Portfolio	2,141,619	59,900	(25,472)	2,176,047
MFS International Value Portfolio	1,615,750	6,226	(137,417)	1,484,559
MFS Limited Maturity Portfolio	1,086,455	43,314	(1,246)	1,128,523
MFS Mid Cap Growth Series	7,751,449	7,008	(796,846)	6,961,611

14

MFS Growth Allocation Portfolio

Notes to Financial Statements (unaudited) – continued

Underlying Affiliated Funds – continued	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Mid Cap Value Portfolio	5,804,539	4,515	(717,075)	5,091,979
MFS New Discovery Series	722,745	2,316	(104,863)	620,198
MFS New Discovery Value Portfolio	1,280,602	2,385	(167,096)	1,115,891
MFS Research Bond Series	2,076,441	131,072	(3,679)	2,203,834
MFS Research International Portfolio	3,717,163	63,115	(86,283)	3,693,995
MFS Research Series	2,580,997	2,007	(259,679)	2,323,325
MFS Value Series	4,288,128	3,260	(517,599)	3,773,789

Underlying Affiliated Funds	Realized Gain Amount	Capital Gain Amount	Dividend Amount	Ending Value
MFS Emerging Markets Equity Portfolio	$(6,279)	$—	$—	$5,818,500
MFS Global Governments Portfolio	(29)	—	—	23,137,859
MFS Global Real Estate Portfolio	216,719	—	—	29,017,429
MFS Growth Series	(83,649)	—	—	63,633,056
MFS High Yield Portfolio	(416)	—	—	29,004,627
MFS Inflation-Adjusted Bond Portfolio	—	—	—	28,896,105
MFS Institutional Money Market Portfolio	—	—	137	144,471
MFS International Growth Portfolio	12,692	—	—	28,810,868
MFS International Value Portfolio	312,174	—	—	28,993,431
MFS Limited Maturity Portfolio	(98)	—	—	11,589,931
MFS Mid Cap Growth Series	(96,668)	—	—	52,003,233
MFS Mid Cap Value Portfolio	237,114	—	—	52,090,946
MFS New Discovery Series	(30,178)	—	—	11,597,703
MFS New Discovery Value Portfolio	(214,513)	—	—	11,582,944
MFS Research Bond Series	(4,500)	—	—	29,002,450
MFS Research International Portfolio	111,577	—	—	52,085,330
MFS Research Series	(413,458)	—	—	57,804,325
MFS Value Series	(1,674,897)	—	—	63,361,912
	$(1,634,409)	$—	$137	$578,575,120

15

MFS Growth Allocation Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under ”Variable Insurance Portfolios — VIT III“ in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the ”News & Commentary“ section of mfs.com or by clicking on the fund’s name under ”Variable Insurance Portfolios — VIT III“ in the ”Products“ section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2013

MFS® MID CAP VALUE PORTFOLIO

MFS® Variable Insurance Trust III

VMC-SEM

MFS® MID CAP VALUE PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Mid Cap Value Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Mid Cap Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Delphi Automotive PLC	1.2%
AmerisourceBergen Corp.	1.2%
PerkinElmer, Inc.	1.2%
CMS Energy Corp.	1.1%
TCF Financial Corp.	1.1%
Spectra Energy Corp.	1.1%
NASDAQ OMX Group, Inc.	1.1%
J.M. Smucker Co.	1.1%
Northeast Utilities	1.1%
KeyCorp	1.0%

Equity sectors
Financial Services	23.0%
Utilities & Communications	11.0%
Health Care	9.2%
Consumer Staples	8.9%
Basic Materials	8.5%
Energy	8.2%
Industrial Goods & Services	6.8%
Technology	6.7%
Retailing	6.5%
Autos & Housing	3.9%
Leisure	3.3%
Transportation	1.4%
Special Products & Services	1.3%

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Mid Cap Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.81%	$1,000.00	$1,169.14	$4.36
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06
Service Class	Actual	1.06%	$1,000.00	$1,167.62	$5.70
	Hypothetical (h)	1.06%	$1,000.00	$1,019.54	$5.31

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Mid Cap Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 97.7%
Aerospace – 0.8%
Precision Castparts Corp.	13,207	$2,984,913

Airlines – 0.3%
United Continental Holdings, Inc. (a)	39,060	$1,222,186

Apparel Manufacturers – 2.5%
Guess?, Inc.	63,510	$1,970,714
Hanesbrands, Inc.	69,320	3,564,433
PVH Corp.	12,851	1,607,017
VF Corp.	9,883	1,908,012

		$9,050,176

Automotive – 2.0%
Delphi Automotive PLC	88,060	$4,463,761
TRW Automotive Holdings Corp. (a)	43,220	2,871,537

		$7,335,298

Broadcasting – 0.9%
Interpublic Group of Companies, Inc.	215,030	$3,128,687

Brokerage & Asset Managers – 3.1%
Affiliated Managers Group, Inc. (a)	20,827	$3,414,378
Evercore Partners, Inc.	29,660	1,165,045
GFI Group, Inc.	134,134	524,464
NASDAQ OMX Group, Inc.	119,843	3,929,652
TD Ameritrade Holding Corp.	93,530	2,271,844

		$11,305,383

Business Services – 1.3%
Brenntag AG	11,210	$1,702,827
Fidelity National Information Services, Inc.	74,140	3,176,158

		$4,878,985

Cable TV – 0.4%
Dish Network Corp., “A”	32,590	$1,385,727

Chemicals – 1.7%
Celanese Corp.	62,530	$2,801,344
Intrepid Potash, Inc.	98,340	1,873,377
LyondellBasell Industries N.V., “A”	24,240	1,606,142

		$6,280,863

Computer Software – 0.6%
Symantec Corp.	94,830	$2,130,830

Computer Software – Systems – 2.9%
Ingram Micro, Inc., “A” (a)	112,180	$2,130,298
NCR Corp. (a)	54,020	1,782,120
NICE Systems Ltd., ADR	45,210	1,667,797
Vantiv, Inc., “A” (a)	69,970	1,931,172
Xerox Corp.	323,010	2,929,701

		$10,441,088

Construction – 1.4%
NVR, Inc. (a)	1,584	$1,460,448
Stanley Black & Decker, Inc.	48,280	3,732,044

		$5,192,492

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Consumer Products – 1.9%
Coty, Inc., “A” (a)	104,910	$1,802,354
International Flavors & Fragrances, Inc.	30,690	2,306,660
Newell Rubbermaid, Inc.	110,330	2,896,163

		$7,005,177

Containers – 2.2%
Ball Corp.	45,460	$1,888,408
Greif, Inc., “A”	45,900	2,417,553
Owens-Illinois, Inc. (a)	58,090	1,614,321
Sealed Air Corp.	85,940	2,058,263

		$7,978,545

Electrical Equipment – 2.5%
Pentair Ltd.	31,840	$1,836,850
Sensata Technologies Holding B.V. (a)	49,500	1,727,550
Tyco International Ltd.	104,170	3,432,402
WESCO International, Inc. (a)	30,030	2,040,839

		$9,037,641

Electronics – 3.2%
Altera Corp.	71,430	$2,356,476
Analog Devices, Inc.	51,030	2,299,412
Microchip Technology, Inc.	88,440	3,294,390
NXP Semiconductors N.V. (a)	52,310	1,620,564
Ultratech, Inc. (a)	58,700	2,155,464

		$11,726,306

Energy – Independent – 5.1%
Cabot Oil & Gas Corp.	38,000	$2,698,760
Cobalt International Energy, Inc. (a)	52,550	1,396,254
CONSOL Energy, Inc.	50,260	1,362,046
EQT Corp.	37,800	3,000,186
Gulfport Energy Corp. (a)	20,360	958,345
Noble Energy, Inc.	56,530	3,394,061
PDC Energy, Inc. (a)	10,230	526,640
Peabody Energy Corp.	69,900	1,023,336
QEP Resources, Inc.	60,970	1,693,747
SM Energy Co.	40,610	2,435,788

		$18,489,163

Engineering – Construction – 0.5%
Fluor Corp.	30,750	$1,823,783

Food & Beverages – 5.3%
Bunge Ltd.	46,960	$3,323,359
Coca-Cola Enterprises, Inc.	77,080	2,710,133
Dr Pepper Snapple Group, Inc.	38,900	1,786,677
Ingredion, Inc.	46,040	3,021,145
J.M. Smucker Co.	37,910	3,910,417
Pinnacle Foods, Inc.	102,500	2,475,375
Tate & Lyle PLC	167,720	2,107,165

		$19,334,271

4

MFS Mid Cap Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Food & Drug Stores – 0.6%
Shoppers Drug Mart Corp.	49,540	$2,285,519

Gaming & Lodging – 0.5%
Wynn Resorts Ltd.	13,747	$1,759,616

General Merchandise – 0.4%
Kohl’s Corp.	32,020	$1,617,330

Insurance – 7.0%
Allied World Assurance Co.	33,580	$3,072,906
Aon PLC	46,200	2,972,970
Everest Re Group Ltd.	24,619	3,157,633
Genworth Financial, Inc. (a)	102,900	1,174,089
Hanover Insurance Group, Inc.	40,460	1,979,708
Hartford Financial Services Group, Inc.	53,120	1,642,470
Lincoln National Corp.	85,500	3,118,185
Protective Life Corp.	56,660	2,176,311
Symetra Financial Corp.	118,750	1,898,813
Unum Group	70,610	2,073,816
Validus Holdings Ltd.	57,940	2,092,793

		$25,359,694

Leisure & Toys – 1.5%
Activision Blizzard, Inc.	108,550	$1,547,923
Hasbro, Inc.	28,680	1,285,724
Mattel, Inc.	58,170	2,635,683

		$5,469,330

Machinery & Tools – 3.0%
Cummins, Inc.	23,941	$2,596,641
Eaton Corp. PLC	50,580	3,328,670
Joy Global, Inc.	32,740	1,588,872
Kennametal, Inc.	43,580	1,692,211
Regal Beloit Corp.	27,970	1,813,575

		$11,019,969

Major Banks – 4.0%
Comerica, Inc.	77,400	$3,082,842
Huntington Bancshares, Inc.	323,050	2,545,634
KeyCorp	339,380	3,746,755
Regions Financial Corp.	270,200	2,575,006
State Street Corp.	37,540	2,447,983

		$14,398,220

Medical & Health Technology & Services – 1.6%
AmerisourceBergen Corp.	79,320	$4,428,436
Universal Health Services, Inc.	19,540	1,308,398

		$5,736,834

Medical Equipment – 6.0%
Analogic Corp.	12,310	$896,537
CareFusion Corp. (a)	75,250	2,772,963
Cooper Cos., Inc.	20,259	2,411,834
Covidien PLC	34,920	2,194,373
DENTSPLY International, Inc.	73,740	3,020,390
Pall Corp.	20,010	1,329,264
PerkinElmer, Inc.	135,680	4,409,600
St. Jude Medical, Inc.	52,020	2,373,673

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical Equipment – continued
Teleflex, Inc.	29,380	$2,276,656

		$21,685,290

Metals & Mining – 0.6%
GrafTech International Ltd. (a)	142,510	$1,037,473
Iluka Resources Ltd.	126,032	1,137,875

		$2,175,348

Natural Gas – Distribution – 2.8%
AGL Resources, Inc.	46,020	$1,972,417
NiSource, Inc.	76,710	2,196,974
NorthWestern Corp.	46,990	1,874,901
Spectra Energy Corp.	117,870	4,061,800

		$10,106,092

Oil Services – 3.1%
C&J Energy Services, Inc. (a)	76,330	$1,478,512
Cameron International Corp. (a)	28,880	1,766,301
Dresser-Rand Group, Inc. (a)	49,420	2,964,212
Ensco PLC, “A”	44,370	2,578,784
Noble Corp.	64,130	2,410,005

		$11,197,814

Other Banks & Diversified Financials – 5.8%
CIT Group, Inc. (a)	56,090	$2,615,477
Discover Financial Services	63,360	3,018,470
Fifth Third Bancorp	202,850	3,661,443
New York Community Bancorp, Inc.	137,880	1,930,320
PrivateBancorp, Inc.	73,590	1,560,844
SunTrust Banks, Inc.	85,670	2,704,602
TCF Financial Corp.	286,590	4,063,846
Zions Bancorporation	53,110	1,533,817

		$21,088,819

Pharmaceuticals – 1.6%
Mylan, Inc. (a)	73,090	$2,267,983
Valeant Pharmaceuticals International, Inc. (a)	32,060	2,759,725
Zoetis, Inc.	24,270	749,700

		$5,777,408

Railroad & Shipping – 0.7%
Kansas City Southern Co.	23,483	$2,488,259

Real Estate – 3.1%
Annaly Mortgage Management, Inc., REIT	98,550	$1,238,774
Big Yellow Group PLC, REIT	194,680	1,141,292
DDR Corp., REIT	90,310	1,503,662
EPR Properties, REIT	57,280	2,879,466
Equity Lifestyle Properties, Inc., REIT	28,280	2,222,525
Mid-America Apartment Communities, Inc., REIT	35,070	2,376,694

		$11,362,413

Specialty Chemicals – 4.0%
Air Products & Chemicals, Inc.	17,790	$1,629,030
Airgas, Inc.	21,220	2,025,661

5

MFS Mid Cap Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – continued
Akzo Nobel N.V.	42,384	$2,380,763
FMC Corp.	55,310	3,377,229
Rockwood Holdings, Inc.	21,480	1,375,364
Symrise AG	40,235	1,624,521
Valspar Corp.	31,480	2,035,812

		$14,448,380

Specialty Stores – 3.0%
ANN, Inc. (a)	47,560	$1,578,992
AutoZone, Inc. (a)	4,348	1,842,204
Bed Bath & Beyond, Inc. (a)	38,400	2,722,560
Children’s Place Retail Store, Inc. (a)	40,540	2,221,592
Sally Beauty Holdings, Inc. (a)	35,910	1,116,801
Staples, Inc.	85,260	1,352,224

		$10,834,373

Telephone Services – 0.9%
Frontier Communications Corp. (l)	276,290	$1,118,975
Windstream Corp.	289,540	2,232,353

		$3,351,328

Tobacco – 1.7%
Lorillard, Inc.	65,380	$2,855,798
Schweitzer-Mauduit International, Inc.	68,160	3,399,821

		$6,255,619

Trucking – 0.4%
Swift Transportation Co. (a)	93,520	$1,546,821

Utilities – Electric Power – 6.8%
AES Corp.	209,830	$2,515,862
Calpine Corp. (a)	78,090	1,657,851
CenterPoint Energy, Inc.	67,120	1,576,649
CMS Energy Corp.	152,700	4,148,859
DTE Energy Co.	37,040	2,482,050
Great Plains Energy, Inc.	124,720	2,811,189
Northeast Utilities	92,240	3,875,925
NRG Energy, Inc.	31,989	854,106
Portland General Electric Co.	74,170	2,268,860
Public Service Enterprise Group, Inc.	77,810	2,541,275

		$24,732,626

Total Common Stocks (Identified Cost, $304,967,758)		$355,428,616

Issuer	Shares/Par	Value ($)

CONVERTIBLE PREFERRED STOCKS – 1.0%
Automotive – 0.5%
General Motors Co., 4.75%	38,900	$1,873,424

Utilities – Electric Power – 0.5%
PPL Corp., 9.5%	34,973	$1,832,935

Total Convertible Preferred Stocks (Identified Cost, $3,434,615)		$3,706,359

COLLATERAL FOR SECURITIES LOANED – 0.0%
Navigator Securities Lending Prime Portfolio, 0.17%, at Cost and Net Asset Value (j)	101,686	$101,686

MONEY MARKET FUNDS – 1.6%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	5,712,859	$5,712,859

Total Investments (Identified Cost, $314,216,918)		$364,949,520

OTHER ASSETS, LESS LIABILITIES – (0.3)%		(1,158,774)

Net Assets – 100.0%		$363,790,746

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $308,504,059)	$359,236,661
Underlying affiliated funds, at cost and value	5,712,859
Total investments, at value including $96,900 of securities on loan (identified cost, $314,216,918)	$364,949,520
Receivables for
Investments sold	1,708,694
Fund shares sold	72,606
Interest and dividends	607,015
Other assets	2,013
Total assets		$367,339,848
Liabilities
Payables for
Investments purchased	$648,546
Fund shares reacquired	2,697,492
Collateral for securities loaned, at value	101,686
Payable to affiliates
Investment adviser	32,624
Shareholder servicing costs	72
Distribution and/or service fees	945
Payable for independent Trustees’ compensation	1,679
Accrued expenses and other liabilities	66,058
Total liabilities		$3,549,102
Net assets		$363,790,746
Net assets consist of
Paid-in capital	$232,201,690
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	50,731,546
Accumulated net realized gain (loss) on investments and foreign currency	74,448,931
Undistributed net investment income	6,408,579
Net assets		$363,790,746
Shares of beneficial interest outstanding		35,584,729

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$329,268,170	32,190,699	$10.23
Service Class	34,522,576	3,394,030	10.17

See Notes to Financial Statements

7

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Dividends	$3,798,111
Interest	5,474
Dividends from underlying affiliated funds	2,505
Foreign taxes withheld	(31,622)
Total investment income		$3,774,468
Expenses
Management fee	$1,388,279
Distribution and service fees	42,969
Shareholder servicing costs	3,878
Administrative services fee	28,593
Independent trustees’ compensation	5,120
Custodian fee	24,145
Shareholder communications	19,573
Audit and tax fees	25,040
Legal fees	3,048
Miscellaneous	8,662
Total expenses		$1,549,307
Reduction of expenses by investment adviser	(1,202)
Net expenses		$1,548,105
Net investment income		$2,226,363
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$18,328,602
Foreign currency	(2,759)
Net realized gain (loss) on investments and foreign currency		$18,325,843
Change in unrealized appreciation (depreciation)
Investments	$37,615,416
Translation of assets and liabilities in foreign currencies	(1,410)
Net unrealized gain (loss) on investments and foreign currency translation		$37,614,006
Net realized and unrealized gain (loss) on investments and foreign currency		$55,939,849
Change in net assets from operations		$58,166,212

See Notes to Financial Statements

8

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited	)	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$2,226,363		$4,178,843
Net realized gain (loss) on investments and foreign currency	18,325,843		56,207,116
Net unrealized gain (loss) on investments and foreign currency translation	37,614,006		(19,578,832)
Change in net assets from operations	$58,166,212		$40,807,127
Distributions declared to shareholders
From net investment income	$—		$(2,412,337)
From net realized gain on investments	—		(30,317,736)
Total distributions declared to shareholders	$—		$(32,730,073)
Change in net assets from fund share transactions	$(50,247,058)		$110,272,455
Total change in net assets	$7,919,154		$118,349,509
Net assets
At beginning of period	355,871,592		237,522,083
At end of period (including undistributed net investment income of $6,408,579 and $4,182,216, respectively)	$363,790,746		$355,871,592

See Notes to Financial Statements

9

MFS Mid Cap Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008 (c)
	(unaudited)
Net asset value, beginning of period	$8.75		$8.66	$9.45	$7.93	$6.93	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.16	$0.12	$0.12	$0.11	$0.05
Net realized and unrealized gain (loss) on investments and foreign currency	1.42		1.27	0.06	1.61	1.68	(3.06)
Total from investment operations	$1.48		$1.43	$0.18	$1.73	$1.79	$(3.01)
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.10)	$—	$(0.08)	$(0.06)
From net realized gain on investments	—		(1.24)	(0.87)	(0.21)	(0.71)	—
Total distributions declared to shareholders	$—		$(1.34)	$(0.97)	$(0.21)	$(0.79)	$(0.06)
Net asset value, end of period (x)	$10.23		$8.75	$8.66	$9.45	$7.93	$6.93
Total return (%) (k)(r)(s)(x)	16.91	(n)	16.38	2.47	22.13	25.68	(30.07	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	1.03	1.06	1.06	1.06	1.08	(a)
Expenses after expense reductions (f)	0.81	(a)	N/A	N/A	N/A	N/A	1.07	(a)
Net investment income	1.22	(a)	1.72	1.23	1.41	1.45	2.10	(a)
Portfolio turnover	26	(n)	229	50	65	159	90	(n)
Net assets at end of period (000 omitted)	$329,268		$324,322	$207,483	$245,161	$190,461	$6,496

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008 (c)
	(unaudited)
Net asset value, beginning of period	$8.71		$8.63	$9.41	$7.93	$6.93	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.13	$0.10	$0.10	$0.09	$0.07
Net realized and unrealized gain (loss) on investments and foreign currency	1.41		1.27	0.07	1.59	1.68	(3.09)
Total from investment operations	$1.46		$1.40	$0.17	$1.69	$1.77	$(3.02)
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.08)	$—	$(0.06)	$(0.05)
From net realized gain on investments	—		(1.24)	(0.87)	(0.21)	(0.71)	—
Total distributions declared to shareholders	$—		$(1.32)	$(0.95)	$(0.21)	$(0.77)	$(0.05)
Net asset value, end of period (x)	$10.17		$8.71	$8.63	$9.41	$7.93	$6.93
Total return (%) (k)(r)(s)(x)	16.76	(n)	16.01	2.34	21.62	25.38	(30.21	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.29	1.31	1.31	1.31	1.32	(a)
Expenses after expense reductions (f)	1.06	(a)	N/A	N/A	N/A	N/A	1.32	(a)
Net investment income	0.99	(a)	1.38	1.02	1.18	1.15	1.65	(a)
Portfolio turnover	26	(n)	229	50	65	159	90	(n)
Net assets at end of period (000 omitted)	$34,523		$31,550	$30,039	$26,638	$18,699	$4,452

See Notes to Financial Statements

10

MFS Mid Cap Value Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	For the period from the commencement of the fund’s investment operations, March 7, 2008, through the stated period end.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Mid Cap Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Mid Cap Value Portfolio (the fund) is a series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

At a special meeting of the shareholders of the fund held on November 26, 2012, the shareholders of the fund approved, among other things, the appointment of MFS as the fund’s investment adviser pursuant to a new investment advisory agreement. The effective date for the approval of the investment advisory agreement with MFS was the close of business on December 7, 2012. Information prior to December 8, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been

12

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$340,706,927	$—	$—	$340,706,927
Canada	5,045,244	—	—	5,045,244
Netherlands	1,620,564	2,380,763	—	4,001,327
Germany	1,702,827	1,624,521	—	3,327,348
United Kingdom	—	3,248,457	—	3,248,457
Israel	1,667,797	—	—	1,667,797
Australia	—	1,137,875	—	1,137,875
Mutual Funds	5,814,545	—	—	5,814,545
Total Investments	$356,557,904	$8,391,616	$—	$364,949,520

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $1,624,521 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $1,702,827 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either

13

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities.

At period end, the fund had investment securities on loan with a fair value of $96,900 and a related liability of $101,686 for collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The carrying value of the collateral for securities loaned approximates fair value which would have been considered level 2 under the fair value hierarchy if the collateral for securities loaned were carried at fair value. The collateral received on securities loaned exceeded the value of securities on loan at period end.

A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest” income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2013, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2012 there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$6,721,547
Long-term capital gains	26,008,526
Total distributions	$32,730,073

14

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$314,306,243
Gross appreciation	53,594,607
Gross depreciation	(2,951,330)
Net unrealized appreciation (depreciation)	$50,643,277

As of 12/31/12
Undistributed ordinary income	18,151,881
Undistributed long-term capital gain	42,242,748
Other temporary differences	354
Net unrealized appreciation (depreciation)	13,027,861

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/13	Year ended 12/31/12	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$2,154,247	$—	$26,157,389
Service Class	—	258,090	—	4,160,347
Total	$—	$2,412,337	$—	$30,317,736

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.75%
Average daily net assets in excess of $1 billion	0.70%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $500, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.75% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013 the fee was $3,878, which equated to 0.0021% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, the fund did not pay any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0154% of the fund’s average daily net assets.

15

MFS Mid Cap Value Portfolio

Notes to Financial Statements (unaudited) – continued

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,390 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $702, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other short-term obligations, aggregated $95,137,420 and $143,892,296, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	330,164	$3,199,476	15,005,788	$127,367,365
Service Class	292,875	2,793,327	463,547	4,250,076
	623,039	$5,992,803	15,469,335	$131,617,441
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	3,202,674	$28,311,636
Service Class	—	—	501,525	4,418,437
	—	$—	3,704,199	$32,730,073
Shares reacquired
Initial Class	(5,214,489)	$(51,109,390)	(5,082,708)	$(46,617,562)
Service Class	(521,335)	(5,130,471)	(823,680)	(7,457,497)
	(5,735,824)	$(56,239,861)	(5,906,388)	$(54,075,059)
Net change
Initial Class	(4,884,325)	$(47,909,914)	13,125,754	$109,061,439
Service Class	(228,460)	(2,337,144)	141,392	1,211,016
	(5,112,785)	$(50,247,058)	13,267,146	$110,272,455

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 40%, 14%, and 10%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $438 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

16

MFS Mid Cap Value Portfolio

Notes to Financial Statements – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	3,233,894	80,460,033	(77,981,068)	5,712,859

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$2,505	$5,712,859

17

MFS Mid Cap Value Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of mfs.com.

18

SEMIANNUAL REPORT

June 30, 2013

MFS® BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO

MFS® Variable Insurance Trust III

VSC-SEM

MFS® BLENDED RESEARCH SMALL CAP EQUITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Blended Research Small Cap Equity Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Blended Research Small Cap Equity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Swift Transportation Co.	1.4%
ViroPharma, Inc.	1.3%
CommVault Systems, Inc.	1.3%
Express, Inc.	1.3%
HomeAway, Inc.	1.3%
Pool Corp.	1.3%
Brunswick Corp.	1.3%
Qlik Technologies, Inc.	1.3%
PTC, Inc.	1.2%
PrivateBancorp, Inc.	1.2%

Equity sectors
Financial Services	21.8%
Technology	16.6%
Health Care	11.7%
Industrial Goods & Services	7.2%
Energy	6.6%
Retailing	6.3%
Autos & Housing	5.4%
Leisure	5.2%
Special Products & Services	4.9%
Basic Materials	4.6%
Utilities & Communications	3.6%
Transportation	3.4%
Consumer Staples	1.9%

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Blended Research Small Cap Equity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.51%	$1,000.00	$1,193.81	$2.77
	Hypothetical (h)	0.51%	$1,000.00	$1,022.27	$2.56
Service Class	Actual	0.76%	$1,000.00	$1,192.08	$4.13
	Hypothetical (h)	0.76%	$1,000.00	$1,021.03	$3.81

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Blended Research Small Cap Equity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 99.2%
Aerospace – 2.3%
AAR Corp.	44,440	$976,783
American Science and Engineering, Inc.	8,460	473,760
Engility Holdings, Inc. (a)	30,640	870,789
FLIR Systems, Inc.	5,960	160,741
Kaman Corp.	23,960	828,058

		$3,310,131

Airlines – 0.8%
Republic Airways Holdings, Inc. (a)	100,180	$1,135,039

Apparel Manufacturers – 2.2%
Guess?, Inc.	47,900	$1,486,337
Hanesbrands, Inc.	33,940	1,745,195

		$3,231,532

Automotive – 0.2%
Standard Motor Products, Inc.	8,000	$274,720

Biotechnology – 2.5%
Acorda Therapeutics, Inc. (a)	7,100	$234,229
Emergent BioSolutions, Inc. (a)	53,560	772,335
Myriad Genetics, Inc. (a)	27,170	730,058
ViroPharma, Inc. (a)	66,420	1,902,933

		$3,639,555

Brokerage & Asset Managers – 1.9%
FXCM, Inc., “A”	104,600	$1,716,486
GFI Group, Inc.	136,250	532,738
Interactive Brokers Group, Inc.	27,460	438,536

		$2,687,760

Business Services – 2.8%
Barrett Business Services, Inc.	19,850	$1,036,369
G&K Services, Inc., “A”	18,902	899,735
Global Payments, Inc.	12,940	599,381
RPX Corp. (a)	50,910	855,288
Sykes Enterprises, Inc. (a)	44,620	703,211

		$4,093,984

Computer Software – 3.9%
CommVault Systems, Inc. (a)	24,700	$1,874,483
PTC, Inc. (a)	72,140	1,769,594
Qlik Technologies, Inc. (a)	64,070	1,811,259
TIBCO Software, Inc. (a)	6,080	130,112

		$5,585,448

Computer Software – Systems – 6.5%
Avid Technology, Inc. (a)	85,160	$500,741
CACI International, Inc., “A” (a)	15,810	1,003,777
Computer Task Group, Inc.	34,570	794,073
Insight Enterprises, Inc. (a)	41,930	743,838
IntraLinks Holdings, Inc. (a)	102,820	746,473
Pegasystems, Inc.	27,120	898,214
Premiere Global Services, Inc. (a)	77,220	932,045

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Computer Software – Systems – continued
SS&C Technologies Holdings, Inc. (a)	49,610	$1,632,169
Tech Data Corp. (a)	13,340	628,181
Vantiv, Inc., “A” (a)	56,100	1,548,360

		$9,427,871

Construction – 5.2%
American Woodmark Corp. (a)	22,040	$764,788
Eagle Materials, Inc.	25,480	1,688,560
Lennox International, Inc.	22,830	1,473,448
M.D.C. Holdings, Inc.	29,670	964,572
PGT, Inc. (a)	84,540	732,962
Pool Corp.	34,620	1,814,434

		$7,438,764

Consumer Products – 0.6%
Nu Skin Enterprises, Inc., “A”	13,340	$815,341

Consumer Services – 2.1%
Grand Canyon Education, Inc. (a)	35,360	$1,139,653
HomeAway, Inc. (a)	56,650	1,832,061

		$2,971,714

Containers – 0.1%
Silgan Holdings, Inc.	4,600	$216,016

Electrical Equipment – 2.0%
Coleman Cable, Inc.	21,920	$395,875
Smith & Wesson Holding Corp. (a)	85,830	856,583
Sunpower Corp. (a)	22,820	472,374
TriMas Corp. (a)	31,220	1,163,882

		$2,888,714

Electronics – 2.5%
Benchmark Electronics, Inc. (a)	7,720	$155,172
MaxLinear, Inc., “A” (a)	141,879	993,153
Sanmina Corp. (a)	60,950	874,633
Veeco Instruments, Inc. (a)	43,660	1,546,437

		$3,569,395

Energy – Independent – 3.4%
Alon USA Energy, Inc.	42,930	$620,768
CVR Energy, Inc.	15,470	733,278
Delek U.S. Holdings, Inc.	24,260	698,203
EPL Oil & Gas, Inc. (a)	42,690	1,253,378
SM Energy Co.	12,090	725,158
Western Refining Co. LP	29,870	838,451

		$4,869,236

Entertainment – 0.4%
Carmike Cinemas, Inc. (a)	26,950	$521,752

Food & Beverages – 0.6%
Spartan Stores, Inc.	43,720	$806,197

4

MFS Blended Research Small Cap Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Forest & Paper Products – 0.5%
Domtar Corp.	4,360	$289,940
Resolute Forest Products, Inc. (a)	27,670	364,414

		$654,354

Gaming & Lodging – 0.5%
Global Cash Access Holdings, Inc. (a)	118,830	$743,876

Insurance – 4.3%
Assurant, Inc.	25,850	$1,316,024
Hanover Insurance Group, Inc.	17,450	853,829
HCI Group, Inc.	27,640	849,101
Protective Life Corp.	22,460	862,689
Symetra Financial Corp.	59,570	952,524
Validus Holdings Ltd.	37,010	1,336,801

		$6,170,968

Internet – 1.8%
AOL, Inc.	19,530	$712,454
Demand Media, Inc. (a)	29,200	175,200
Shutterfly, Inc. (a)	31,260	1,743,995

		$2,631,649

Leisure & Toys – 1.8%
Brunswick Corp.	56,730	$1,812,524
Sturm Ruger & Co., Inc.	17,300	831,092

		$2,643,616

Machinery & Tools – 2.9%
Columbus McKinnon Corp. (a)	80,550	$1,717,326
Herman Miller, Inc.	64,160	1,736,811
Kennametal, Inc.	8,610	334,326
Park-Ohio Holdings Corp. (a)	12,260	404,335

		$4,192,798

Medical & Health Technology & Services – 1.4%
Gentiva Health Services, Inc. (a)	63,360	$631,066
Kindred Healthcare, Inc. (a)	60,700	796,991
PharMerica Corp. (a)	47,710	661,261

		$2,089,318

Medical Equipment – 4.9%
AtriCure, Inc. (a)	44,510	$422,845
CONMED Corp.	36,340	1,135,262
Invacare Corp.	48,360	694,450
Natus Medical, Inc. (a)	43,900	599,235
NxStage Medical, Inc. (a)	105,200	1,502,256
PhotoMedex, Inc. (a)	46,390	739,457
Sirona Dental Systems, Inc. (a)	8,530	561,956
Symmetry Medical, Inc. (a)	55,010	463,184
Tornier N.V. (a)	56,170	982,975

		$7,101,620

Metals & Mining – 1.6%
Olympic Steel, Inc.	30,130	$738,185
TMS International Corp., “A”	109,020	1,616,767

		$2,354,952

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Network & Telecom – 1.9%
Comtech Telecommunications	25,940	$697,527
InterDigital, Inc.	19,640	876,926
Telenav, Inc. (a)	55,490	290,213
Voxx International Corp. (a)	72,090	884,544

		$2,749,210

Oil Services – 3.2%
Basic Energy Services, Inc. (a)	108,050	$1,306,325
Exterran Holdings, Inc. (a)	36,430	1,024,412
Tesco Corp. (a)	116,490	1,543,493
Willbros Group, Inc. (a)	110,730	679,882

		$4,554,112

Other Banks & Diversified Financials – 8.5%
Aircastle Ltd.	50,650	$809,894
BancorpSouth, Inc.	97,140	1,719,378
CapitalSource, Inc.	93,520	877,218
CVB Financial Corp.	20,150	236,964
East West Bancorp, Inc.	10,440	287,100
First Interstate BancSystem, Inc.	77,282	1,602,056
Glacier Bancorp, Inc.	18,850	418,282
Hanmi Financial Corp. (a)	52,190	922,197
HomeStreet, Inc.	16,740	359,073
Metro Bancorp, Inc. (a)	9,818	196,655
Nelnet, Inc., “A”	23,560	850,280
Ocwen Financial Corp. (a)	28,530	1,176,007
Popular, Inc. (a)	29,670	899,891
PrivateBancorp, Inc.	82,500	1,749,825
Sandy Spring Bancorp, Inc.	9,703	209,779

		$12,314,599

Pharmaceuticals – 2.9%
Alere, Inc. (a)	49,000	$1,200,500
Anika Therapeutics, Inc. (a)	18,350	311,950
Auxilium Pharmaceuticals, Inc. (a)	86,760	1,442,819
Zoetis, Inc.	40,760	1,259,076

		$4,214,345

Precious Metals & Minerals – 0.3%
Coeur d’Alene Mines Corp. (a)	33,490	$445,417

Printing & Publishing – 2.1%
Consolidated Graphics, Inc. (a)	16,260	$764,383
Quad/Graphics, Inc.	40,440	974,604
R.R. Donnelley & Sons Co.	54,840	768,308
Scholastic Corp.	16,310	477,720

		$2,985,015

Real Estate – 7.1%
Ashford Hospitality Trust, REIT	63,150	$723,068
Hilltop Holdings, Inc. (a)	48,190	790,316
Home Properties, Inc., REIT	20,350	1,330,280
Javelin Mortgage Investment Corp., REIT	9,970	140,477
Medical Properties Trust, Inc., REIT	117,380	1,680,882
Mid-America Apartment Communities, Inc., REIT	19,280	1,306,606

5

MFS Blended Research Small Cap Equity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Parkway Properties, Inc., REIT	45,320	$759,563
Potlatch Corp., REIT	32,420	1,311,065
RLJ Lodging Trust, REIT	42,930	965,496
Tanger Factory Outlet Centers, Inc., REIT	34,730	1,162,066

		$10,169,819

Restaurants – 0.4%
Bob Evans Farms, Inc.	3,780	$177,584
Red Robin Gourmet Burgers, Inc. (a)	5,260	290,247
Texas Roadhouse, Inc., “A”	7,080	177,142

		$644,973

Specialty Chemicals – 2.1%
A. Schulman, Inc.	19,660	$527,281
Andersons, Inc.	15,880	844,657
Axiall Corp.	18,890	804,336
Green Plains Renewable Energy, Inc. (a)	56,320	750,182
Omega Protein Corp. (a)	18,200	163,436

		$3,089,892

Specialty Stores – 4.1%
Big 5 Sporting Goods Corp.	45,500	$998,725
Children’s Place Retail Store, Inc. (a)	31,320	1,716,336
Express, Inc. (a)	89,260	1,871,782
hhgregg, Inc. (a)	50,780	810,957
Medifast, Inc. (a)	21,590	556,158

		$5,953,958

Telephone Services – 1.4%
Cbeyond, Inc. (a)	90,260	$707,638
Frontier Communications Corp. (l)	132,440	536,382
Lumos Networks Corp.	49,430	845,253

		$2,089,273

Tobacco – 0.7%
Schweitzer-Mauduit International, Inc.	19,280	$961,686

Trucking – 2.6%
Atlas Air Worldwide Holdings, Inc. (a)	13,520	$591,635
Celadon Group, Inc.	59,730	1,090,073
Swift Transportation Co. (a)	120,890	1,999,521

		$3,681,229

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Utilities – Electric Power – 1.6%
Black Hills Corp.	6,640	$323,700
PNM Resources, Inc.	51,740	1,148,111
Portland General Electric Co.	25,560	781,880

		$2,253,691

Utilities – Water – 0.6%
American States Water Co.	15,640	$839,399

Total Common Stocks (Identified Cost, $121,602,451)		$143,012,938

COLLATERAL FOR SECURITIES LOANED – 0.3%
Navigator Securities Lending Prime Portfolio, 0.17%, at Cost and Net Asset Value (j)	406,644	$406,644

MONEY MARKET FUNDS – 0.6%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	836,315	$836,315

Total Investments (Identified Cost, $122,845,410)		$144,255,897

OTHER ASSETS, LESS LIABILITIES – (0.1)%		(130,438)

Net Assets – 100.0%		$144,125,459

(a)	Non-income producing security.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.

(l)	A portion of this security is on loan.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

REIT	Real Estate Investment Trust

See Notes to Financial Statements

6

MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $122,009,095)	$143,419,582
Underlying affiliated funds, at cost and value	836,315
Total investments, at value, including $387,508 of securities on loan (identified cost, $122,845,410)	$144,255,897
Receivables for
Investments sold	1,789,907
Fund shares sold	37,120
Interest and dividends	113,620
Other assets	910
Total assets		$146,197,454
Liabilities
Payables for
Investments purchased	$1,482,419
Fund shares reacquired	95,806
Collateral for securities loaned, at value	406,644
Payable to affiliates
Investment adviser	6,561
Shareholder servicing costs	46
Distribution and/or service fees	3,103
Payable for independent trustees’ compensation	837
Accrued expenses and other liabilities	76,579
Total liabilities		$2,071,995
Net assets		$144,125,459
Net assets consist of
Paid-in capital	$98,024,719
Unrealized appreciation (depreciation) on investments	21,410,487
Accumulated net realized gain (loss) on investments and foreign currency	21,933,784
Undistributed net investment income	2,756,469
Net assets		$144,125,459
Shares of beneficial interest outstanding		9,005,049

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$30,783,906	1,900,264	$16.20
Service Class	113,341,553	7,104,785	15.95

See Notes to Financial Statements

7

MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Dividends	$1,063,178
Interest	7,705
Dividends from underlying affiliated funds	375
Total investment income		$1,071,258
Expenses
Management fee	$295,521
Distribution and/or service fees	145,992
Shareholder servicing costs	3,530
Administrative services fee	14,788
Independent trustees’ compensation	2,517
Custodian fee	9,489
Shareholder communications	23,322
Audit and tax fees	24,408
Legal fees	1,220
Miscellaneous	6,346
Total expenses		$527,133
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(478)
Net expenses		$526,654
Net investment income		$544,604
Realized and unrealized gain (loss) on investments
Realized gain (loss) on investments (identified cost basis)		$12,690,455
Change in unrealized appreciation (depreciation) on investments		$13,292,528
Net realized and unrealized gain (loss) on investments		$25,982,983
Change in net assets from operations		$26,527,587

See Notes to Financial Statements

8

MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited	)	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$544,604		$2,135,595
Net realized gain (loss) on investments and foreign currency	12,690,455		11,316,837
Net unrealized gain (loss) on investments and foreign currency translation	13,292,528		11,140,544
Change in net assets from operations	$26,527,587		$24,592,976
Distributions declared to shareholders
From net investment income	$—		$(837,691)
From net realized gain on investments	—		(8,463,348)
Total distributions declared to shareholders	$—		$(9,301,039)
Change in net assets from fund share transactions	$(26,383,023)		$(60,008,343)
Total change in net assets	$144,564		$(44,716,406)
Net assets
At beginning of period	143,980,895		188,697,301
At end of period (including undistributed net investment income of $2,756,469 and $2,211,865, respectively)	$144,125,459		$143,980,895

See Notes to Financial Statements

9

MFS Blended Research Small Cap Equity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$13.57		$12.42	$13.12	$10.58	$7.74	$12.98
Income (loss) from investment operations
Net investment income (d)	$0.07		$0.16	$0.11	$0.06	$0.04	$0.03
Net realized and unrealized gain (loss) on investments and foreign currency	2.56		1.68	(0.75)	2.52	2.81	(4.82)
Total from investment operations	$2.63		$1.84	$(0.64)	$2.58	$2.85	$(4.79)
Less distributions declared to shareholders
From net investment income	$—		$(0.08)	$(0.06)	$(0.04)	$(0.01)	$(0.03)
From net realized gain on investments	—		(0.61)	—	—	—	(0.42)
Total distributions declared to shareholders	$—		$(0.69)	$(0.06)	$(0.04)	$(0.01)	$(0.45)
Net asset value, end of period (x)	$16.20		$13.57	$12.42	$13.12	$10.58	$7.74
Total return (%) (k)(r)(s)(x)	19.38	(n)	14.74	(4.87)	24.46	36.77	(37.99)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.51	(a)	0.58	0.70	0.99	1.21	1.29
Expenses after expense reductions (f)	0.51	(a)	N/A	0.61	0.95	1.00	1.00
Net investment income	0.94	(a)	1.22	0.83	0.57	0.45	0.21
Portfolio turnover	39	(n)	82	37	131	132	126
Net assets at end of period (000 omitted)	$30,784		$29,429	$71,405	$45,720	$48,950	$38,435

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$13.38		$12.26	$12.95	$10.45	$7.66	$12.85
Income (loss) from investment operations
Net investment income (loss) (d)	$0.05		$0.15	$0.06	$0.04	$0.02	$ (0.00	)(w)
Net realized and unrealized gain (loss) on investments and foreign currency	2.52		1.63	(0.72)	2.47	2.78	(4.77)
Total from investment operations	$2.57		$1.78	$(0.66)	$2.51	$2.80	$(4.77)
Less distributions declared to shareholders
From net investment income	$—		$(0.05)	$(0.03)	$(0.01)	$(0.01)	$ (0.00	)(w)
From net realized gain on investments	—		(0.61)	—	—	—	(0.42)
Total distributions declared to shareholders	$—		$(0.66)	$(0.03)	$(0.01)	$(0.01)	$(0.42)
Net asset value, end of period (x)	$15.95		$13.38	$12.26	$12.95	$10.45	$7.66
Total return (%) (k)(r)(s)(x)	19.21	(n)	14.39	(5.09)	24.07	36.50	(38.14)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.76	(a)	0.83	0.94	1.23	1.46	1.55
Expenses after expense reductions (f)	0.76	(a)	N/A	0.85	1.20	1.25	1.25
Net investment income	0.68	(a)	1.11	0.50	0.34	0.20	0.04
Portfolio turnover	39	(n)	82	37	131	132	126
Net assets at end of period (000 omitted)	$113,342		$114,552	$117,293	$134,958	$134,819	$115,098

See Notes to Financial Statements

10

MFS Blended Research Small Cap Equity Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Blended Research Small Cap Equity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Blended Research Small Cap Equity Portfolio (the fund) is a series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

At a special meeting of the shareholders of the fund held on November 26, 2012, the shareholders of the fund approved, among other things, the appointment of MFS as the fund’s investment adviser pursuant to a new investment advisory agreement. The effective date for the approval of the investment advisory agreement with MFS was the close of business on December 7, 2012. Information prior to December 8, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund will generally focus on securities of small size companies which may be more volatile than those of larger companies.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally

12

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:	$143,012,938	$—	$—	$143,012,938
Mutual Funds	1,242,959	—	—	1,242,959
Total Investments	$144,255,897	$—	$—	$144,255,897

For further information regarding security characteristics, see the Portfolio of Investments.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 12/31/12	$0
Disposition of worthless securities	0
Realized gain/loss from disposition of worthless securities	0
Balance as of 6/30/13	$—

The net change in unrealized appreciation (depreciation) from investments still held as level 3 at June 30, 2013 is $0.

Security Loans – Under its Securities Lending Agency Agreement with the fund, State Street Bank and Trust Company (“State Street”), as lending agent, loans the securities of the fund to certain qualified institutions (the “Borrowers”) approved by the fund. The loans are collateralized by cash and/or U.S. Treasury and federal agency obligations in an amount typically at least equal to the market value of the securities loaned. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. State Street provides the fund with indemnification against Borrower default. In the event of Borrower default, State Street will for the benefit of the fund either purchase securities identical to those loaned or, when such purchase is commercially impracticable, pay the fund the market value of the loaned securities. In return, State Street assumes the fund’s rights to the related collateral. If the collateral value is less than the cost to purchase identical securities, State Street is responsible for the shortfall, but only to the extent that such shortfall is not due to a decline in collateral value resulting from collateral reinvestment for which the fund bears the risk of loss. On loans collateralized by cash, the cash collateral is invested in a money market fund or short-term securities. At period end, the fund had investment securities on loan with a fair value of $387,508 and a related liability of $406,644 for collateral received on securities loaned, both of which are presented gross on the Statement of Assets and Liabilities. The carrying value of the collateral for securities loaned approximates fair value which would have been considered level 2 under the fair value hierarchy if the collateral for securities loaned were carried at fair value. The collateral received on securities loaned exceeded the value of securities on loan at period end. A portion of the income generated upon investment of the collateral is remitted to the Borrowers, and the remainder is allocated between the fund and the lending agent. On loans collateralized by U.S. Treasury and/or federal agency obligations, a fee is received from the Borrower, and is allocated between the fund and the lending agent. Income from securities lending is included in “Interest”

13

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

income in the Statement of Operations. The dividend and interest income earned on the securities loaned is accounted for in the same manner as other dividend and interest income.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend and interest payments received in additional securities are recorded on the ex-dividend or ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment companies and wash sale loss deferrals.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$6,157,778
Long-term capital gains	3,143,261
Total distributions	$9,301,039

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$123,262,653
Gross appreciation	23,105,349
Gross depreciation	(2,112,105)
Net unrealized appreciation (depreciation)	$20,993,244

As of 12/31/12
Undistributed ordinary income	2,211,865
Undistributed long-term capital gain	9,629,820
Other temporary differences	12,292
Net unrealized appreciation (depreciation)	7,719,176

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share

14

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/13	Year ended 12/31/12	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$433,588	$—	$3,206,976
Service Class	—	404,103	—	5,256,372
Total	$—	$837,691	$—	$8,463,348

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $196, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.40% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.60% of average daily net assets for the Initial Class shares and 0.85% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2013, the fund’s actual operating expenses did not exceed the limit and therefore, the investment adviser did not pay any portion of the fund’s expenses related to this agreement.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $3,530, which equated to 0.0048% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, the fund did not pay any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0200% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $554 and are included

15

MFS Blended Research Small Cap Equity Portfolio

Notes to Financial Statements (unaudited) – continued

in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $282, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $57,881,940 and $83,734,783, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	33,163	$507,191	218,471	$2,873,113
Service Class	29,973	451,164	517,995	6,705,805
	63,136	$958,355	736,466	$9,578,918
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	262,100	$3,640,564
Service Class	—	—	412,872	5,660,475
	—	$—	674,972	$9,301,039
Shares reacquired
Initial Class	(301,694)	$(4,665,058)	(4,059,685)	$(53,143,549)
Service Class	(1,487,453)	(22,676,320)	(1,934,485)	(25,744,751)
	(1,789,147)	$(27,341,378)	(5,994,170)	$(78,888,300)
Net change
Initial Class	(268,531)	$(4,157,867)	(3,579,114)	$(46,629,872)
Service Class	(1,457,480)	(22,225,156)	(1,003,618)	(13,378,471)
	(1,726,011)	$(26,383,023)	(4,582,732)	$(60,008,343)

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $169 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,522,611	11,006,895	(11,693,191)	836,315

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$375	$836,315

16

MFS Blended Research Small Cap Equity Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of mfs.com.

17

SEMIANNUAL REPORT

June 30, 2013

MFS® INFLATION-ADJUSTED BOND PORTFOLIO

MFS® Variable Insurance Trust III

VIA-SEM

MFS® INFLATION-ADJUSTED BOND PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Inflation-Adjusted Bond Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Inflation-Adjusted Bond Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
Non-U.S. Government Bonds	49.8%
U.S. Treasury Securities	42.7%

Composition including fixed income credit quality (a)(i)
AAA	10.8%
AA	33.7%
A	2.4%
BBB	2.9%
U.S. Government	42.7%
Cash & Other	7.5%

Portfolio facts (i)
Average Duration (d)	7.5
Average Effective Maturity (m)	13.2 yrs.

Issuer country weightings (i)(x)
United States	50.2%
United Kingdom	22.2%
France	9.4%
Germany	5.2%
Japan	4.5%
Italy	2.9%
Canada	2.8%
Sweden	1.7%
Australia	1.1%

Currency exposure weightings (i)(y)
United States Dollar	46.2%
British Pound Sterling	29.2%
Euro	16.8%
Canadian Dollar	3.1%
Swedish Krona	1.8%
Japanese Yen	1.5%
Australian Dollar	1.4%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. U.S. Government includes securities issued by the U.S. Department of the Treasury. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Inflation-Adjusted Bond Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.56%	$1,000.00	$925.60	$2.67
	Hypothetical (h)	0.56%	$1,000.00	$1,022.02	$2.81
Service Class	Actual	0.81%	$1,000.00	$925.20	$3.87
	Hypothetical (h)	0.81%	$1,000.00	$1,020.78	$4.06

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Inflation-Adjusted Bond Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par		Value ($)

BONDS – 91.9%
International Market Sovereign – 49.4%
Commonwealth of Australia, Inflation Linked Bond, 3%, 2025	AUD	749,768	$798,185
Federal Republic of Germany, Inflation Linked Bond, 1.5%, 2016	EUR	5,923,528	8,110,833
Federal Republic of Germany, Inflation Linked Bond, 1.75%, 2020	EUR	7,314,879	10,724,914
Federal Republic of Germany, Inflation Linked Bond, 0.1%, 2023	EUR	4,952,352	6,394,360
Government of Australia, Inflation Linked Bond, 4%, 2020	AUD	4,382,133	4,749,879
Government of Canada, Inflation Linked Bond, 4.25%, 2021	CAD	1,920,022	2,384,427
Government of Canada, Inflation Linked Bond, 4%, 2031	CAD	3,531,327	5,087,133
Government of Canada, Inflation Linked Bond, 2%, 2041	CAD	5,086,994	5,929,489
Government of France, Inflation Linked Bond, 1.8%, 2040	EUR	2,396,478	3,569,481
Government of France, Inflation Linked Bond, 1.3%, 2019	EUR	7,780,285	10,881,681
Government of France, Inflation Linked Bond, 2.25%, 2020	EUR	5,008,251	7,407,460
Government of France, Inflation Linked Bond, 3.4%, 2029	EUR	7,120,787	12,738,996
Government of France, Inflation Linked Bond, 3.15%, 2032	EUR	5,758,134	10,143,531
Government of Japan, Inflation Linked Bond, 0.5%, 2014	JPY	224,100,000	2,325,054
Government of Japan, Inflation Linked Bond, 1%, 2016	JPY	324,675,000	3,492,924
Government of Japan, Inflation Linked Bond, 1.3%, 2017	JPY	746,250,000	8,258,560
Government of Japan, Inflation Linked Bond, 1.4%, 2018	JPY	197,400,000	2,215,426
Government of Japan, Inflation Linked Bond, 1.4%, 2018	JPY	494,000,000	5,564,100
Kingdom of Sweden, Inflation Linked Bond, 4%, 2020	SEK	42,716,280	7,939,309
Republic of Italy, Inflation Linked Bond, 2.1%, 2016	EUR	2,133,440	2,785,378
Republic of Italy, Inflation Linked Bond, 2.35%, 2019	EUR	4,743,072	6,046,019
Republic of Italy, Inflation Linked Bond, 2.1%, 2021	EUR	4,318,160	5,207,719
United Kingdom Treasury, Inflation Linked Bond, 4.125%, 2030	GBP	2,925,021	7,621,266
United Kingdom Treasury, Inflation Linked Bond, 1.875%, 2022	GBP	2,110,933	3,927,234
United Kingdom Treasury, Inflation Linked Bond, 2.5%, 2024	GBP	5,285,780	10,492,161
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 2027	GBP	4,232,327	7,700,190

Issuer	Shares/Par		Value ($)

BONDS – continued
International Market Sovereign – continued
United Kingdom Treasury, Inflation Linked Bond, 0.125%, 2029	GBP	4,216,131	$6,519,803
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 2032	GBP	2,039,599	3,865,096
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 2034	GBP	3,223,110	5,612,025
United Kingdom Treasury, Inflation Linked Bond, 2%, 2035	GBP	4,242,825	9,221,636
United Kingdom Treasury, Inflation Linked Bond, 1.125%, 2037	GBP	3,485,118	6,709,187
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 2040	GBP	3,754,193	6,520,979
United Kingdom Treasury, Inflation Linked Bond, 0.625%, 2042	GBP	3,828,251	6,797,858
United Kingdom Treasury, Inflation Linked Bond, 0.75%, 2047	GBP	4,626,952	8,655,954
United Kingdom Treasury, Inflation Linked Bond, 0.5%, 2050	GBP	3,924,904	6,875,763
United Kingdom Treasury, Inflation Linked Bond, 1.25%, 2055	GBP	4,574,610	10,487,418
United Kingdom Treasury, Inflation Linked Bond, 0.375%, 2062	GBP	3,680,678	6,530,773

			$240,292,201

U.S. Treasury Inflation Protected Securities – 42.5%
U.S. Treasury Bonds, 2%, 2023		$11,529,000	$11,095,763
U.S. Treasury Bonds, 0.125%, 2017		6,032,112	6,189,043
U.S. Treasury Bonds, 1.625%, 2018		3,216,635	3,520,958
U.S. Treasury Bonds, 1.125%, 2021		10,297,184	11,012,354
U.S. Treasury Bonds, 2.375%, 2025		6,201,357	7,387,367
U.S. Treasury Bonds, 2%, 2026		4,997,918	5,771,425
U.S. Treasury Bonds, 2.375%, 2027		4,311,291	5,190,726
U.S. Treasury Bonds, 1.75%, 2028		3,568,489	3,998,103
U.S. Treasury Bonds, 3.625%, 2028		4,584,762	6,363,149
U.S. Treasury Bonds, 2.5%, 2029		4,445,920	5,483,767
U.S. Treasury Bonds, 3.875%, 2029		3,935,083	5,671,439
U.S. Treasury Bonds, 3.375%, 2032		1,429,243	2,007,527
U.S. Treasury Bonds, 2.125%, 2040		2,775,667	3,373,302
U.S. Treasury Bonds, 2.125%, 2041		2,760,758	3,361,438
U.S. Treasury Bonds, 0.75%, 2042		4,716,274	4,151,792
U.S. Treasury Notes, 2%, 2014		3,910,544	4,037,026
U.S. Treasury Notes, 1.625%, 2015		7,628,237	7,931,581
U.S. Treasury Notes, 0.5%, 2015		7,241,610	7,422,085
U.S. Treasury Notes, 1.875%, 2015		6,033,537	6,413,934
U.S. Treasury Notes, 2%, 2016		3,163,239	3,397,268
U.S. Treasury Notes, 0.125%, 2016		11,469,019	11,763,807
U.S. Treasury Notes, 2.5%, 2016		3,601,642	3,981,222
U.S. Treasury Notes, 2.375%, 2017		5,414,770	6,001,937
U.S. Treasury Notes, 2.625%, 2017		4,196,093	4,760,270
U.S. Treasury Notes, 2.125%, 2019		4,059,271	4,590,464
U.S. Treasury Notes, 1.875%, 2019		1,228,448	1,384,980
U.S. Treasury Notes, 1.375%, 2020		5,628,173	6,132,068
U.S. Treasury Notes, 1.25%, 2020		9,563,107	10,387,925

4

MFS Inflation-Adjusted Bond Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Treasury Inflation Protected Securities – continued
U.S. Treasury Notes, 0.625%, 2021	$11,032,075	$11,385,443
U.S. Treasury Notes, 0.125%, 2022	10,325,169	10,113,018
U.S. Treasury Notes, 0.125%, 2022	11,854,957	11,587,296
U.S. Treasury Notes, 0.125%, 2023	8,091,437	7,845,530
U.S. Treasury Notes, 0.625%, 2043	3,215,241	2,704,069

		$206,418,076

Total Bonds (Identified Cost, $474,969,150)		$446,710,277

Issuer	Shares/Par	Value ($)

MONEY MARKET FUNDS – 8.8%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	42,560,867	$42,560,867

Total Investments (Identified Cost, $517,530,017)		$489,271,144

OTHER ASSETS, LESS LIABILITIES – (0.7)%		(3,357,469)

Net Assets – 100.0%		$485,913,675

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

GBP	British Pound

JPY	Japanese Yen

SEK	Swedish Krona

Derivative Contracts at 6/30/13

Forward Foreign Currency Exchange Contracts at 6/30/13

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Asset Derivatives
SELL	AUD	Barclays Bank PLC	2,661,184	7/16/13	$2,647,000	$2,431,284	$215,716
SELL	AUD	Westpac Banking Corp.	756,320	7/16/13	786,887	690,982	95,905
SELL	CAD	Goldman Sachs International	3,441,604	7/16/13	3,340,132	3,271,339	68,793
BUY	EUR	Goldman Sachs International	5,742,259	7/16/13	7,388,122	7,474,823	86,701
SELL	EUR	Brown Brothers Harriman	611,000	7/16/13	798,847	795,353	3,494
SELL	EUR	Credit Suisse Group	2,131,042	7/16/13	2,806,312	2,774,025	32,287
SELL	EUR	Deutsche Bank AG	4,521,669	7/16/13	5,908,922	5,885,955	22,967
SELL	EUR	Goldman Sachs International	817,000	7/16/13	1,067,906	1,063,507	4,399
SELL	EUR	JPMorgan Chase Bank N.A.	6,176,217	7/16/13	8,072,265	8,039,716	32,549
SELL	EUR	UBS AG	1,859,793	7/16/13	2,444,660	2,420,933	23,727
SELL	GBP	Brown Brothers Harriman	1,162,000	7/16/13	1,783,959	1,767,175	16,784
SELL	GBP	Deutsche Bank AG	558,000	7/16/13	850,181	848,609	1,572
SELL	GBP	Goldman Sachs International	5,180,000	7/16/13	8,015,573	7,877,770	137,803
SELL	GBP	JPMorgan Chase Bank N.A.	1,039,000	7/16/13	1,612,787	1,580,116	32,671
BUY	JPY	Deutsche Bank AG	508,323,000	7/16/13	5,116,394	5,125,523	9,129
SELL	JPY	Brown Brothers Harriman	236,759,000	7/16/13	2,420,698	2,387,289	33,409
SELL	SEK	Deutsche Bank AG	10,731,815	7/16/13	1,673,889	1,599,784	74,105
SELL	SEK	Goldman Sachs International	5,095,000	7/16/13	783,848	759,508	24,340

							$916,351

Liability Derivatives
BUY	AUD	Deutsche Bank AG	2,667,000	7/16/13	$2,560,693	$2,436,596	$(124,097)
BUY	AUD	Goldman Sachs International	1,917,390	7/16/13	1,873,060	1,751,746	(121,314)
BUY	CAD	Deutsche Bank AG	2,632,000	7/16/13	2,573,685	2,501,788	(71,897)
BUY	CAD	Goldman Sachs International	1,055,058	7/16/13	1,035,322	1,002,861	(32,461)
BUY	CAD	Merrill Lynch International Bank	730,402	7/16/13	716,737	694,267	(22,470)
BUY	CAD	Westpac Banking Corp.	761,951	7/16/13	741,084	724,255	(16,829)

5

MFS Inflation-Adjusted Bond Portfolio

Portfolio of Investments (unaudited) – continued

Forward Foreign Currency Exchange Contracts at 6/30/13 - continued

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Net Unrealized Appreciation (Depreciation)
Liability Derivatives - continued
BUY	EUR	Brown Brothers Harriman	1,597,000	7/16/13	$2,095,909	$2,078,850	$(17,059)
BUY	EUR	Deutsche Bank AG	4,958,561	7/16/13	6,503,648	6,454,666	(48,982)
BUY	EUR	Goldman Sachs International	2,457,696	7/16/13	3,276,813	3,199,237	(77,576)
BUY	EUR	UBS AG	7,118,177	7/16/13	9,317,061	9,265,886	(51,175)
SELL	EUR	Brown Brothers Harriman	929,782	7/16/13	1,210,000	1,210,318	(318)
SELL	EUR	Deutsche Bank AG	1,011,000	7/16/13	1,295,555	1,316,041	(20,486)
SELL	EUR	Goldman Sachs International	5,365,088	7/16/13	6,971,830	6,983,851	(12,021)
SELL	EUR	UBS AG	1,007,000	7/16/13	1,295,286	1,310,834	(15,548)
BUY	GBP	Brown Brothers Harriman	593,000	7/16/13	917,225	901,837	(15,388)
BUY	GBP	Citibank N.A.	2,154,150	7/16/13	3,351,433	3,276,042	(75,391)
BUY	GBP	Credit Suisse Group	8,967,983	7/16/13	13,742,448	13,638,554	(103,894)
BUY	GBP	Deutsche Bank AG	8,967,983	7/16/13	13,742,806	13,638,554	(104,252)
BUY	GBP	Goldman Sachs International	7,966,755	7/15/13-7/16/13	12,258,059	12,115,892	(142,167)
BUY	GBP	Merrill Lynch International Bank	3,364,042	7/16/13	5,207,913	5,116,052	(91,861)
SELL	GBP	Goldman Sachs International	1,703,000	7/16/13	2,578,737	2,589,931	(11,194)
BUY	JPY	Brown Brothers Harriman	183,892,000	7/16/13	1,891,066	1,854,220	(36,846)
BUY	JPY	Deutsche Bank AG	399,113,000	7/16/13	4,123,290	4,024,337	(98,953)
BUY	JPY	UBS AG	276,050,000	7/16/13	2,847,221	2,783,468	(63,753)
SELL	JPY	Credit Suisse Group	953,345,533	7/16/13	9,577,262	9,612,775	(35,513)
SELL	JPY	Deutsche Bank AG	133,296,000	7/16/13	1,299,241	1,344,050	(44,809)
SELL	JPY	Goldman Sachs International	266,289,000	7/16/13	2,641,775	2,685,046	(43,271)
SELL	JPY	Merrill Lynch International Bank	953,345,535	7/16/13	9,574,886	9,612,775	(37,889)
SELL	JPY	UBS AG	280,941,000	7/16/13	2,779,319	2,832,785	(53,466)
BUY	SEK	Goldman Sachs International	21,722,933	7/16/13	3,268,290	3,238,222	(30,068)

							$(1,620,948)

See Notes to Financial Statements

6

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $474,969,150)	$446,710,277
Underlying affiliated funds, at cost and value	42,560,867
Total investments, at value (identified cost, $517,530,017)	$489,271,144
Cash	732
Receivables for
Forward foreign currency exchange contracts	916,351
Fund shares sold	2,233,099
Interest	2,607,453
Other assets	2,916
Total assets		$495,031,695
Liabilities
Payables for
Forward foreign currency exchange contracts	$1,620,948
Investments purchased	6,640,046
Fund shares reacquired	755,631
Payable to affiliates
Investment adviser	27,233
Shareholder servicing costs	85
Distribution and/or service fees	7,410
Payable for independent trustees’ compensation	2,847
Accrued expenses and other liabilities	63,820
Total liabilities		$9,118,020
Net assets		$485,913,675
Net assets consist of
Paid-in capital	$485,482,040
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	(28,974,778)
Accumulated net realized gain (loss) on investments and foreign currency	28,539,720
Undistributed net investment income	866,693
Net assets		$485,913,675
Shares of beneficial interest outstanding		46,651,425

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$216,666,272	20,730,719	$10.45
Service Class	269,247,403	25,920,706	10.39

See Notes to Financial Statements

7

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Interest	$2,369,136
Dividends from underlying affiliated funds	15,660
Total investment income		$2,384,796
Expenses
Management fee	$1,292,186
Distribution and/or service fees	366,740
Shareholder servicing costs	6,972
Administrative services fee	37,775
Independent Trustees’ compensation	8,527
Custodian fee	38,112
Shareholder communications	21,109
Audit and tax fees	19,942
Legal fees	4,501
Miscellaneous	10,261
Total expenses		$1,806,125
Fees paid indirectly	(31)
Reduction of expenses by investment adviser	(1,695)
Net expenses		$1,804,399
Net investment income		$580,397
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$(667,727)
Foreign currency	(646,457)
Net realized gain (loss) on investments and foreign currency		$(1,314,184)
Change in unrealized appreciation (depreciation)
Investments	$(37,933,348)
Translation of assets and liabilities in foreign currencies	(458,630)
Net unrealized gain (loss) on investments and foreign currency translation		$(38,391,978)
Net realized and unrealized gain (loss) on investments and foreign currency		$(39,706,162)
Change in net assets from operations		$(39,125,765)

See Notes to Financial Statements

8

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited )	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$580,397	$3,770,829
Net realized gain (loss) on investments and foreign currency	(1,314,184)	30,719,676
Net unrealized gain (loss) on investments and foreign currency translation	(38,391,978)	4,213,437
Change in net assets from operations	$(39,125,765)	$38,703,942
Distributions declared to shareholders
From net investment income	$—	$(4,210,824)
From net realized gain on investments	—	(35,206,831)
Total distributions declared to shareholders	$—	$(39,417,655)
Change in net assets from fund share transactions	$(6,359,458)	$(13,149,789)
Total change in net assets	$(45,485,223)	$(13,863,502)
Net assets
At beginning of period	531,398,898	545,262,400
At end of period (including undistributed net investment income of $866,693 and $286,296, respectively)	$485,913,675	$531,398,898

See Notes to Financial Statements

9

MFS Inflation-Adjusted Bond Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008 (c)
	(unaudited)
Net asset value, beginning of period	$11.29		$11.34	$10.64	$10.34	$9.87	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.02		$0.10	$0.25	$0.14	$0.24	$(0.05)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.86)		0.76	1.00	0.40	0.61	(0.05	)(g)
Total from investment operations	$(0.84)		$0.86	$1.25	$0.54	$0.85	$(0.10)
Less distributions declared to shareholders
From net investment income	$—		$(0.10)	$(0.26)	$(0.14)	$(0.22)	$(0.03)
From net realized gain on investments	—		(0.81)	(0.29)	(0.10)	(0.16)	—
Total distributions declared to shareholders	$—		$(0.91)	$(0.55)	$(0.24)	$(0.38)	$(0.03)
Net asset value, end of period (x)	$10.45		$11.29	$11.34	$10.64	$10.34	$9.87
Total return (%) (k)(r)(s)(x)	(7.44	)(n)	7.74	11.90	5.24	8.72	(0.95	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.56	(a)	0.65	0.66	0.66	0.66	0.68	(a)
Expenses after expense reductions (f)	0.56	(a)	N/A	0.65	0.65	0.65	0.65	(a)
Net investment income (loss)	0.36	(a)(l)	0.87	2.23	1.34	2.33	(4.63	)(a)
Portfolio turnover	28	(n)	520	430	388	278	85	(n)
Net assets at end of period (000 omitted)	$216,666		$227,553	$264,474	$217,591	$106,264	$8,311

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008 (c)
	(unaudited)
Net asset value, beginning of period	$11.23		$11.31	$10.61	$10.32	$9.87	$10.00
Income (loss) from investment operations
Net investment income (loss) (d)	$0.01		$0.07	$0.20	$0.12	$0.21	$(0.06)
Net realized and unrealized gain (loss) on investments and foreign currency	(0.85)		0.75	1.03	0.38	0.60	(0.04	)(g)
Total from investment operations	$(0.84)		$0.82	$1.23	$0.50	$0.81	$(0.10)
Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.24)	$(0.11)	$(0.20)	$(0.03)
From net realized gain on investments	—		(0.81)	(0.29)	(0.10)	(0.16)	—
Total distributions declared to shareholders	$—		$(0.90)	$(0.53)	$(0.21)	$(0.36)	$(0.03)
Net asset value, end of period (x)	$10.39		$11.23	$11.31	$10.61	$10.32	$9.87
Total return (%) (k)(r)(s)(x)	(7.48	)(n)	7.42	11.70	4.91	8.34	(0.96	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.81	(a)	0.90	0.91	0.91	0.91	0.93	(a)
Expenses after expense reductions (f)	0.81	(a)	N/A	0.90	0.90	0.90	0.90	(a)
Net investment income (loss)	0.12	(a)(l)	0.61	1.78	1.09	2.07	(4.60	)(a)
Portfolio turnover	28	(n)	520	430	388	278	85	(n)
Net assets at end of period (000 omitted)	$269,247		$303,846	$280,788	$161,359	$78,839	$4,276

See Notes to Financial Statements

10

MFS Inflation-Adjusted Bond Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	For the period from the commencement of the fund’s investment operations, October 1, 2008, through the stated period end.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(g)	The per share amount varies from the net realized and unrealized gain/loss for the period because of the timing of sales of fund shares and the per share amount of realized and unrealized gains and losses at such time.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(l)	Recognition of net investment income by the fund may be affected by inflation/deflation adjustments through period end and the actual annual net investment income ratio may differ.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

11

MFS Inflation-Adjusted Bond Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Inflation-Adjusted Bond Portfolio (the fund) is a series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

At a special meeting of the shareholders of the fund held on November 26, 2012, the shareholders of the fund approved, among other things, the appointment of MFS as the fund’s investment adviser pursuant to a new investment advisory agreement. The effective date for the approval of the investment advisory agreement with MFS was the close of busiuness on December 7, 2012. Information prior to December 8, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from

12

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as forward foreign currency exchange contracts. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$206,418,076	$—	$206,418,076
Non-U.S. Sovereign Debt	—	240,292,201	—	240,292,201
Mutual Funds	42,560,867	—	—	42,560,867
Total Investments	$42,560,867	$446,710,277	$—	$489,271,144

Other Financial Instruments
Forward Foreign Currency Exchange Contracts	$—	$(704,597)	$—	$(704,597)

For further information regarding security characteristics, see the Portfolio of Investments.

Inflation-Adjusted Debt Securities – The fund invests in inflation-adjusted debt securities issued by the U.S. Treasury. The fund also invests in inflation-adjusted debt securities issued by U.S. Government agencies and instrumentalities other than the U.S. Treasury and by other entities such as U.S. and foreign corporations and foreign governments. The principal value of these debt securities is adjusted through income according to changes in the Consumer Price Index or another general price or wage index. These debt securities typically pay a fixed rate of interest, but this fixed rate is applied to the inflation-adjusted principal amount. The principal paid at maturity of the debt security is typically equal to the inflation-adjusted principal amount, or the security’s original par value, whichever is greater. Other types of inflation-adjusted securities may use other methods to adjust for other measures of inflation.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were forward foreign currency exchange contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

13

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value
Risk	Derivative Contracts	Asset Derivatives	Liability Derivatives
Foreign Exchange	Forward Foreign Currency Exchange	$916,351	$(1,620,948)

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Foreign Currency
Foreign Exchange	$(708,115)

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Translation of Assets and Liabilities in Foreign Currencies
Foreign Exchange	$(421,386)

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or morgin for the same purpose, if any, is noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Forward Foreign Currency Exchange Contracts – The fund entered into forward foreign currency exchange contracts for the purchase or sale of a specific foreign currency at a fixed price on a future date. These contracts may be used to hedge the fund’s currency risk or for non-hedging purposes. For hedging purposes, the fund may enter into contracts to deliver or receive foreign currency that the fund will receive from or use in its normal investment activities. The fund may also use contracts to hedge against declines in the value of foreign currency denominated securities due to unfavorable exchange rate movements. For non-hedging purposes, the fund may enter into contracts with the intent of changing the relative exposure of the fund’s portfolio of securities to different currencies to take advantage of anticipated exchange rate changes.

Forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any unrealized gains or losses are recorded as a receivable or payable for forward foreign currency exchange contracts until the contract settlement date. On contract settlement date, any gain or loss on the contract is recorded as realized gains or losses on foreign currency.

Risks may arise upon entering into these contracts from unanticipated movements in the value of the contract and from the potential inability of counterparties to meet the terms of their contracts. Generally, the fund’s maximum risk due to counterparty credit risk is the unrealized gain on the contract due to the use of Continuous Linked Settlement, an industry accepted settlement system. This risk is mitigated in cases where there is an ISDA Master Agreement between the fund and the counterparty providing for netting as

14

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

described above and for posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted upward or downward to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. Any increase or decrease in the principal amount of an inflation-indexed bond is generally recorded as an increase or decrease in interest income, respectively, even though the adjusted principal is not received until maturity. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals and derivative transactions.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$35,230,340
Long-term capital gains	4,187,315
Total distributions	$39,417,655

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$517,871,989
Gross appreciation	164,267
Gross depreciation	(28,765,112)
Net unrealized appreciation (depreciation)	$(28,600,845)

As of 12/31/12
Undistributed ordinary income	24,068,871
Undistributed long-term capital gain	6,210,563
Other temporary differences	(31,678)
Net unrealized appreciation (depreciation)	9,309,644

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

15

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/13	Year ended 12/31/12	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$1,852,033	$—	$14,823,337
Service Class	—	2,358,791	—	20,383,494
Total	$—	$4,210,824	$—	$35,206,831

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.50% of the fund’s average daily net assets.

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $699, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.50% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $6,972, which equated to 0.0027% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, the fund did not pay any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0146% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,999 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $996, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

16

MFS Inflation-Adjusted Bond Portfolio

Notes to Financial Statements (unaudited) – continued

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$40,647,324	$49,817,812
Investments (non-U.S. Government securities)	$99,730,344	$95,672,162

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	1,061,043	$11,573,702	1,528,770	$17,236,555
Service Class	1,817,418	19,725,638	3,898,455	44,271,954
	2,878,461	$31,299,340	5,427,225	$61,508,509
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,488,753	$16,675,370
Service Class	—	—	2,040,020	22,742,285
	—	$—	3,528,773	$39,417,655
Shares reacquired
Initial Class	(487,344)	$(5,461,239)	(6,177,895)	$(71,338,823)
Service Class	(2,944,158)	(32,197,559)	(3,712,366)	(42,737,130)
	(3,431,502)	$(37,658,798)	(9,890,261)	$(114,075,953)
Net change
Initial Class	573,699	$6,112,463	(3,160,372)	$(37,426,898)
Service Class	(1,126,740)	(12,471,921)	2,226,109	24,277,109
	(553,041)	$(6,359,458)	(934,263)	$(13,149,789)

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Conservative Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 20%, 19%, and 6%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $637 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	40,201,168	118,480,501	(116,120,802)	42,560,867

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$15,660	$42,560,867

17

MFS Inflation-Adjusted Bond Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of mfs.com.

18

SEMIANNUAL REPORT

June 30, 2013

MFS® LIMITED MATURITY PORTFOLIO

MFS® Variable Insurance Trust III

VLT-SEM

MFS® LIMITED MATURITY PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Limited Maturity Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

MFS Limited Maturity Portfolio

PORTFOLIO COMPOSITION

Portfolio structure (i)

Fixed income sectors (i)
High Grade Corporates	68.9%
Asset-Backed Securities	10.2%
Non-U.S. Government Bonds	6.2%
Mortgage-Backed Securities	4.2%
Municipal Bonds	3.7%
U.S. Government Agencies	1.3%
Residential Mortgage-Backed Securities	1.1%
Emerging Markets Bonds	1.0%
Collateralized Debt Obligations	0.9%
Commercial Mortgage-Backed Securities	0.3%
U.S. Treasury Securities	(8.6)%

Composition including fixed income credit quality (a)(i)
AAA	20.9%
AA	10.7%
A	31.6%
BBB	28.1%
Federal Agencies	5.5%
Not Rated	(7.6)%
Cash & Other	10.8%

Portfolio facts (i)
Average Duration (d)	1.6
Average Effective Maturity (m)	2.5 yrs.

Issuer country weightings (i)(x)
United States	65.4%
United Kingdom	5.5%
Australia	4.0%
Norway	3.7%
Netherlands	3.4%
France	3.2%
Canada	3.1%
Sweden	2.7%
Germany	2.4%
Other Countries	6.6%

(a)	For all securities other than those specifically described below, ratings are assigned to underlying securities utilizing ratings from Moody’s, Fitch, and Standard & Poor’s rating agencies and applying the following hierarchy: If all three agencies provide a rating, the middle rating (after dropping the highest and lowest ratings) is assigned; if two of the three agencies rate a security, the lower of the two is assigned. Ratings are shown in the S&P and Fitch scale (e.g., AAA). Securities rated BBB or higher are considered investment grade. All ratings are subject to change. Federal Agencies includes rated and unrated U.S. Agency fixed-income securities, U.S. Agency mortgage-backed securities, and collateralized mortgage obligations of U.S. Agency mortgage-backed securities. Not Rated includes fixed income securities, including fixed income futures contracts, which have not been rated by any rating agency. Cash & Other includes cash, other assets less liabilities, offsets to derivative positions, and short-term securities. The fund may not hold all of these instruments. The fund is not rated by these agencies.
(d)	Duration is a measure of how much a bond’s price is likely to fluctuate with general changes in interest rates, e.g., if rates rise 1.00%, a bond with a 5-year duration is likely to lose about 5.00% of its value due to the interest rate move.
(i)	For purposes of this presentation, the components include the market value of securities, and reflect the impact of the equivalent exposure of derivative positions, if any. These amounts may be negative from time to time. Equivalent exposure is a calculated amount that translates the derivative position into a reasonable approximation of the amount of the underlying asset that the portfolio would have to hold at a given point in time to have the same price sensitivity that results from the portfolio’s ownership of the derivative contract. When dealing with derivatives, equivalent exposure is a more representative measure of the potential impact of a position on portfolio performance than market value. The bond component will include any accrued interest amounts.
(m)	In determining an instrument’s effective maturity for purposes of calculating the fund’s dollar-weighted average effective maturity, MFS uses the instrument’s stated maturity or, if applicable, an earlier date on which MFS believes it is probable that a maturity-shortening device (such as a put, pre-refunding or prepayment) will cause the instrument to be repaid. Such an earlier date can be substantially shorter than the instrument’s stated maturity.
(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.

Where the fund holds convertible bonds, these are treated as part of the equity portion of the portfolio.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

MFS Limited Maturity Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.45%	$1,000.00	$998.06	$2.23
	Hypothetical (h)	0.45%	$1,000.00	$1,022.56	$2.26
Service Class	Actual	0.70%	$1,000.00	$997.08	$3.47
	Hypothetical (h)	0.70%	$1,000.00	$1,021.32	$3.51

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

MFS Limited Maturity Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

BONDS – 97.2%
Asset-Backed & Securitized – 11.0%
Ally Master Owner Trust, “A”, FRN, 0.692%, 2016	$7,600,000	$7,580,272
Babson Ltd., CLO, “A1”, FRN, 0.526%, 2019 (z)	1,146,498	1,136,814
Bank of America Auto Trust, “A-3”, 0.78%, 2016	6,750,000	6,754,664
Brazos Higher Education Authority, Inc., Student Loan Rev., “1A-2”, FRN, 0.364%, 2018	910,250	909,540
Brazos Higher Education Authority, Inc., Student Loan Rev., “A-2”, FRN, 0.433%, 2022	1,843,108	1,839,606
Brazos Higher Education Authority, Inc., Student Loan Rev., “A-9”, FRN, 0.372%, 2017	776,448	775,540
Cent CDO XI Ltd., “A1”, FRN, 0.535%, 2019 (n)	2,593,895	2,550,476
Chesapeake Funding LLC, “A”, FRN, 0.643%, 2025 (n)	3,420,000	3,416,238
Education Loan Asset-Backed Trust, “A-1”, FRN, 0.643%, 2022	4,005,237	3,999,927
Ford Credit Auto Owner Trust, “A-2”, 0.47%, 2015	3,089,596	3,089,583
Ford Credit Floorplan Master Owner Trust, “A”, 1.92%, 2019	2,310,000	2,348,170
Ford Credit Floorplan Master Owner Trust, “A”, FRN, 0.541%, 2016	6,800,000	6,809,030
Ford Credit Floorplan Master Owner Trust, “A-1”, 0.74%, 2016	7,200,000	7,210,087
HLSS Servicer Advance Receivables Trust, 2013-T1, “A1”, 0.898%, 2044 (n)	5,030,000	5,012,395
Honda Auto Receivables Owner Trust, “A-2”, 0.46%, 2014	5,604,646	5,602,802
Hyundai Auto Receivables Trust, “A-3”, 0.62%, 2016	3,600,000	3,601,627
Kingsland CLO Ltd., “A1”, FRN, 0.488%, 2021 (z)	1,974,525	1,940,421
Race Point CLO Ltd., “A1A”, FRN, 0.474%, 2021 (n)	2,880,000	2,828,436
Santander Drive Auto Receivable Trust, “A2”, 0.91%, 2015	1,523,955	1,525,390
SLM Student Loan Trust, “A-1”, FRN, 0.353%, 2017	3,022,665	3,017,399
SLM Student Loan Trust, “A-2”, FRN, 0.475%, 2016	997,079	996,168
SLM Student Loan Trust, “A-4”, FRN, 0.405%, 2019	1,071,550	1,070,518
SLM Student Loan Trust, “A-4”, FRN, 0.463%, 2020	1,167,632	1,166,705
SLM Student Loan Trust, “A-4”, FRN, 0.355%, 2021	4,003,922	3,962,273
Smart Trust, “A2B”, FRN, 0.442%, 2015	4,500,000	4,495,003

Issuer	Shares/Par	Value ($)

BONDS – continued
Asset-Backed & Securitized – continued
Student Loan Consolidation Center, “A”, FRN, 1.413%, 2027 (n)	$1,512,925	$1,529,047
Toyota Auto Receivables Owner Trust, “A-3”, 0.68%, 2015	6,104,112	6,109,880
Volkswagen Auto Loan Enhanced Trust, “A-4”, 2.14%, 2016	3,174,087	3,183,699
Volvo Financial Equipment LLC, “A2”, 0.53%, 2015 (n)	1,100,000	1,098,100
World Omni Auto Receivables Trust, “A-3”, 0.64%, 2017	3,800,000	3,796,542

		$99,356,352

Automotive – 2.6%
American Honda Finance Corp., 1.6%, 2018 (n)	$4,500,000	$4,424,319
American Honda Finance Corp., FRN, 0.647%, 2016 (z)	1,530,000	1,527,578
Daimler Finance North America LLC, 2.4%, 2017 (n)	1,800,000	1,806,264
Daimler Finance North America LLC, FRN, 0.869%, 2015 (n)	4,780,000	4,795,138
Ford Motor Credit Co. LLC, 8%, 2016	3,500,000	4,098,980
Harley-Davidson Financial Services, 3.875%, 2016 (n)	2,841,000	3,012,292
Volkswagen International Finance N.V., FRN, 0.872%, 2013 (n)	3,500,000	3,505,341

		$23,169,912

Banks & Diversified Financials (Covered Bonds) – 3.9%
Australia & New Zealand Banking Group, 1%, 2015 (n)	$7,600,000	$7,625,825
Bank of Nova Scotia, 2.15%, 2016 (n)	2,200,000	2,271,060
Bank of Nova Scotia, 1.75%, 2017 (n)	1,200,000	1,216,800
Bank of Scotland PLC, 5.25%, 2017 (n)	3,900,000	4,372,680
DnB Nor Boligkreditt A.S., 2.1%, 2015 (n)	5,000,000	5,129,000
Northern Rock Asset Management, 5.625%, 2017 (n)	2,400,000	2,717,568
SpareBank 1 Boligkreditt A.S., 1.25%, 2013 (n)	1,300,000	1,303,380
SpareBank 1 Boligkreditt A.S., 2.625%, 2016 (n)	2,900,000	3,007,300
SpareBank 1 Boligkreditt A.S., 2.3%, 2017 (n)	6,100,000	6,213,442
Swedbank Hypotek AB, FRN, 0.725%, 2014 (n)	1,600,000	1,604,862

		$35,461,917

Biotechnology – 0.4%
Life Technologies Corp., 4.4%, 2015	$2,275,000	$2,380,032
Life Technologies Corp., 3.5%, 2016	1,425,000	1,483,127

		$3,863,159

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Broadcasting – 1.0%
News America, Inc., 5.3%, 2014	$2,400,000	$2,553,497
Reed Elsevier Capital, 7.75%, 2014	3,050,000	3,160,691
Vivendi S.A., 2.4%, 2015 (n)	2,450,000	2,493,120
WPP Finance, 8%, 2014	970,000	1,046,835

		$9,254,143

Cable TV – 1.4%
DIRECTV Holdings LLC, 3.5%, 2016	$4,875,000	$5,121,256
NBCUniversal Enterprise Co., FRN, 0.805%, 2016 (n)	1,000,000	1,002,967
NBCUniversal Media LLC, 2.1%, 2014	2,975,000	3,010,828
Time Warner Cable, Inc., 6.2%, 2013	3,350,000	3,350,000

		$12,485,051

Computer Software – Systems – 1.1%
Apple, Inc., FRN, 0.523%, 2018	$3,030,000	$3,017,013
Dell, Inc., 1.4%, 2013	3,050,000	3,051,205
Xerox Corp., FRN, 1.094%, 2014	4,025,000	4,022,146

		$10,090,364

Conglomerates – 1.2%
ABB Finance (USA), Inc., 1.625%, 2017	$930,000	$923,879
ABB Treasury Center USA, Inc., 2.5%, 2016 (n)	3,860,000	3,996,578
General Electric Co., 0.85%, 2015	5,775,000	5,769,537

		$10,689,994

Consumer Products – 0.2%
Avon Products, Inc., 2.375%, 2016	$1,020,000	$1,028,266
Mattel, Inc., 1.7%, 2018	1,232,000	1,203,398

		$2,231,664

Consumer Services – 0.4%
eBay, Inc., 1.35%, 2017	$1,425,000	$1,400,560
Experian Finance PLC, 2.375%, 2017 (n)	1,788,000	1,771,475

		$3,172,035

Electrical Equipment – 0.1%
Arrow Electronics, Inc., 3%, 2018	$919,000	$917,678

Electronics – 0.4%
Intel Corp., 1.95%, 2016	$3,175,000	$3,256,226

Emerging Market Quasi-Sovereign – 1.0%
CNOOC Finance (2013) Ltd., 1.125%, 2016	$2,410,000	$2,370,958
Korea Development Bank, 1%, 2016	2,770,000	2,710,046
Rosneft, 3.149%, 2017 (n)	2,000,000	1,970,000
State Grid International Development Co. Ltd., 1.75%, 2018 (z)	1,862,000	1,784,604

		$8,835,608

Energy – Independent – 0.8%
Apache Corp., 6%, 2013	$4,000,000	$4,041,976
Encana Corp., 5.9%, 2017	2,500,000	2,834,673

		$6,876,649

Energy – Integrated – 1.9%
BG Energy Capital PLC, 2.875%, 2016 (n)	$2,900,000	$3,035,401

Issuer	Shares/Par	Value ($)

BONDS – continued
Energy – Integrated – continued
BP Capital Markets PLC, 3.125%, 2015	$5,350,000	$5,591,643
Chevron Corp., 0.889%, 2016	1,170,000	1,171,533
Petro-Canada Financial Partnership, 5%, 2014	2,650,000	2,794,531
Total Capital Canada Ltd., FRN, 0.657%, 2016	2,070,000	2,081,489
Total Capital International S.A., 1.5%, 2017	2,900,000	2,880,434

		$17,555,031

Financial Institutions – 1.3%
General Electric Capital Corp., 2.15%, 2015	$6,275,000	$6,398,417
General Electric Capital Corp., 2.375%, 2015	2,100,000	2,153,771
LeasePlan Corp. N.V., 2.5%, 2018 (z)	2,949,000	2,841,984

		$11,394,172

Food & Beverages – 4.5%
Anheuser-Busch InBev S.A., 5.375%, 2014	$1,325,000	$1,406,427
Anheuser-Busch InBev S.A., 0.8%, 2015	2,600,000	2,599,363
Anheuser-Busch InBev S.A., 0.8%, 2016	2,300,000	2,287,132
Beam, Inc., 1.875%, 2017	1,625,000	1,622,114
Coca-Cola Co., 1.15%, 2018	1,690,000	1,639,292
Conagra Foods, Inc., 1.3%, 2016	2,080,000	2,083,430
Diageo Capital PLC, 1.5%, 2017	2,000,000	1,981,966
General Mills, Inc., FRN , 0.575%, 2016	1,650,000	1,647,929
Heineken N.V., 1.4%, 2017 (n)	4,300,000	4,177,889
Ingredion, Inc., 1.8%, 2017	1,950,000	1,912,250
Kellogg Co., 4.45%, 2016	690,000	747,823
Kraft Foods Group, Inc. , 1.625%, 2015	2,750,000	2,779,323
Molson Coors Brewing Co., 2%, 2017	3,525,000	3,523,326
PepsiCo, Inc., 2.5%, 2016	2,600,000	2,705,344
Pernod-Ricard S.A., 2.95%, 2017 (n)	3,000,000	3,069,630
SABMiller Holdings, Inc., 1.85%, 2015 (n)	6,850,000	6,949,695

		$41,132,933

Food & Drug Stores – 0.6%
CVS Caremark Corp., 5.75%, 2017	$2,155,000	$2,475,692
Walgreen Co., 1%, 2015	3,000,000	3,009,456

		$5,485,148

Gaming & Lodging – 0.3%
Wyndham Worldwide Corp., 2.95%, 2017	$2,526,000	$2,556,633

Insurance – 2.1%
American International Group, Inc., 4.875%, 2016	$3,550,000	$3,888,546
American International Group, Inc., 5.85%, 2018	1,226,000	1,378,527
ING U.S., Inc., 2.9%, 2018 (n)	1,645,000	1,653,278
MetLife Institutional Funding II LLC, FRN, 0.64%, 2015 (n)	1,940,000	1,943,509
MetLife, Inc., 1.756%, 2017	1,875,000	1,845,878
Metropolitan Life Global Funding I, 5.125%, 2014 (n)	2,750,000	2,868,467
New York Life Global Funding, 3%, 2015 (n)	4,725,000	4,923,587
Prudential Financial, Inc., 5.1%, 2014	774,000	813,321

		$19,315,113

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Insurance – Health – 1.4%
Coventry Health Care, Inc., 6.3%, 2014	$829,000	$876,296
Humana, Inc., 6.45%, 2016	4,200,000	4,758,533
UnitedHealth Group, Inc., 0.85%, 2015	7,050,000	7,059,193

		$12,694,022

Insurance – Property & Casualty – 0.2%
QBE Insurance Group Ltd., 2.4%, 2018 (n)	$1,987,000	$1,947,942

International Market Quasi-Sovereign – 4.8%
Achmea Hypotheekbank N.V., 3.2%, 2014 (n)	$298,000	$309,324
Bank Nederlandse Gemeenten N.V., 1.375%, 2018 (n)	4,000,000	3,916,400
FMS Wertmanagement, 0.625%, 2016	2,310,000	2,300,490
Kommunalbanken A.S., 0.375%, 2015 (n)	4,190,000	4,180,428
Kommunalbanken A.S., 1%, 2018 (n)	5,000,000	4,814,400
Kreditanstalt für Wiederaufbau, FRN, 0.243%, 2015	4,500,000	4,500,036
Landwirtschaftliche Rentenbank, 4.125%, 2013	5,200,000	5,206,656
Municipality Finance PLC, 2.375%, 2016	2,350,000	2,445,880
Nederlandse Waterschapsbank N.V., 0.75%, 2016 (z)	3,570,000	3,549,865
Statoil A.S.A., 7.375%, 2016 (n)	3,870,000	4,523,639
Statoil A.S.A., FRN, 0.565%, 2018	911,000	911,444
Swedish Export Credit Corp., FRN, 0.576%, 2017	6,320,000	6,337,898

		$42,996,460

International Market Sovereign – 0.9%
Kingdom of Sweden, 1%, 2018 (z)	$3,040,000	$2,977,984
Kommuninvest i Sverige AB, 0.5%, 2016 (n)	2,400,000	2,370,588
Republic of Iceland, 4.875%, 2016 (n)	2,520,000	2,633,400

		$7,981,972

Local Authorities – 0.3%
State of Illinois, 4.961%, 2016	$2,215,000	$2,369,784

Machinery & Tools – 0.4%
Caterpillar Financial Services Corp., 0.7%, 2015	$4,025,000	$4,016,407

Major Banks – 11.9%
ABN AMRO Bank N.V., 1.375%, 2016 (n)	$3,890,000	$3,856,935
Bank of America Corp., 3.625%, 2016	1,925,000	2,010,868
Bank of America Corp., 5.625%, 2016	1,150,000	1,272,255
Bank of America Corp., 6%, 2017	5,050,000	5,660,813
Bank of America Corp., FRN, 1.695%, 2014	725,000	728,990
Bank of America Corp., FRN, 1.092%, 2016	1,330,000	1,326,108
Bank of Montreal, FRN, 0.869%, 2018	1,380,000	1,376,787
BNP Paribas, FRN, 1.168%, 2014	2,440,000	2,446,712
Commonwealth Bank of Australia, 1.95%, 2015	6,150,000	6,260,718
Credit Suisse New York, FRN, 1.228%, 2014	8,100,000	8,136,053
DNB Bank A.S.A., 3.2%, 2017 (z)	2,815,000	2,914,431
Goldman Sachs Group, Inc., 1.6%, 2015	3,400,000	3,407,759

Issuer	Shares/Par	Value ($)

BONDS – continued
Major Banks – continued
Goldman Sachs Group, Inc., FRN, 1.273%, 2014	$4,000,000	$4,022,172
Goldman Sachs Group, Inc., FRN, 1.475%, 2018	1,580,000	1,565,382
HSBC Bank PLC, FRN, 0.915%, 2018 (z)	1,813,000	1,812,991
HSBC USA, Inc., 1.625%, 2018	3,720,000	3,629,280
ING Bank N.V., 2%, 2015 (n)	550,000	554,664
ING Bank N.V., FRN, 1.224%, 2016 (n)	1,400,000	1,401,856
ING Bank N.V., FRN, 1.674%, 2014 (n)	3,525,000	3,553,750
JPMorgan Chase & Co., 1.875%, 2015	4,000,000	4,046,856
JPMorgan Chase & Co., 3.45%, 2016	6,550,000	6,832,213
Macquarie Bank Ltd., 5%, 2017 (n)	3,000,000	3,214,467
Morgan Stanley, 4.1%, 2015	3,250,000	3,390,290
Morgan Stanley, 5.75%, 2016	1,850,000	2,042,213
Morgan Stanley, 5.45%, 2017	2,475,000	2,674,851
Morgan Stanley, 4.75%, 2017	1,675,000	1,776,599
Nordea Bank AB, FRN, 0.735%, 2016 (z)	1,887,000	1,889,683
PNC Bank N.A., FRN, 0.585%, 2016	2,190,000	2,182,797
Royal Bank of Canada, 1.5%, 2018	2,365,000	2,310,669
Royal Bank of Scotland PLC, 2.55%, 2015	3,025,000	3,075,696
Santander U.S. Debt S.A.U., 3.724%, 2015 (z)	1,200,000	1,211,232
Standard Chartered PLC, 3.85%, 2015 (n)	3,150,000	3,281,387
State Street Bank & Trust Co., FRN, 0.474%, 2015	2,857,000	2,847,498
Sumitomo Mitsui Banking Corp., 1.35%, 2015	3,475,000	3,493,039
Wells Fargo & Co., 1.5%, 2015	1,925,000	1,946,932
Westpac Banking Corp., 1.125%, 2015	5,800,000	5,824,586

		$107,979,532

Medical & Health Technology & Services – 2.3%
Becton, Dickinson & Co., 1.75%, 2016	$2,900,000	$2,949,834
Covidien International Finance S.A., 6%, 2017	1,485,000	1,720,825
DENTSPLY International, Inc., FRN, 1.775%, 2013	4,275,000	4,280,605
Express Scripts Holding Co., 3.125%, 2016	1,175,000	1,221,831
McKesson Corp., 3.25%, 2016	3,075,000	3,242,544
Medco Health Solutions, Inc., 2.75%, 2015	2,700,000	2,776,164
Thermo Fisher Scientific, Inc., 2.05%, 2014	4,875,000	4,912,094

		$21,103,897

Metals & Mining – 1.3%
Barrick Gold Corp., 2.5%, 2018 (n)	$1,200,000	$1,076,861
Freeport-McMoRan Copper & Gold, Inc., 1.4%, 2015	2,825,000	2,811,923
Freeport-McMoRan Copper & Gold, Inc., 2.375%, 2018 (n)	800,000	760,861
Glencore Funding LLC, FRN, 1.431%, 2016 (z)	2,150,000	2,093,507
Rio Tinto Financial USA PLC, 1.125%, 2015	4,750,000	4,749,525

		$11,492,677

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Mortgage-Backed – 5.6%
FDIC Stuctured Sale Guaranteed Notes, “1-A”, FRN, 0.745%, 2048 (n)	$975,467	$973,925
Fannie Mae, 2.8%, 2018	3,251,384	3,398,209
Fannie Mae, 3.738%, 2018	13,867,996	15,157,220
Fannie Mae, 3.75%, 2018	4,030,298	4,358,742
Fannie Mae, 5.5%, 2025	5,566,067	5,896,608
Fannie Mae, 5%, 2030 - 2041	4,952,123	5,400,533
Fannie Mae, 5%, 2039 (f)	2,911,354	3,137,652
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 2049	2,611,000	2,890,831
Lanark Master Issuer PLC, “1-A”, FRN, 1.673%, 2054	4,500,000	4,589,154
National Credit Union Administration, “1-A”, FRN, 0.574%, 2020	2,819,069	2,815,545
National Credit Union Administration, “1-A”, FRN, 0.643%, 2020	1,963,004	1,976,509

		$50,594,928

Municipals – 3.7%
Florida Hurricane Catastrophe Fund Finance Corp. Rev., “A”, 1.298%, 2016	$4,860,000	$4,811,643
New York Dormitory Authority, Personal Income Tax Rev., “G”, 1.998%, 2014	719,000	726,614
New York, NY, “D-2”, 5.07%, 2014	5,300,000	5,637,027
North Texas Tollway Authority Rev., 2.441%, 2013	3,975,000	3,988,833
Pennsylvania Higher Education Assistance Agency, “A-1”, FRN, 0.876%, 2019	1,040,228	1,041,289
South Carolina Student Loan Corp., Education Loan Rev., “A-1”, 0.375%, 2018	1,547,350	1,547,381
St. Paul, MN, Northstar Education Finance, Inc., FRN, 0.395%, 2016	1,152,597	1,152,471
State of California, 3.95%, 2015	1,950,000	2,088,548
State of Illinois, 4.421%, 2015	6,500,000	6,767,735
State of New Jersey, “R”, 2.02%, 2014	5,300,000	5,390,789

		$33,152,330

Natural Gas – Distribution – 0.3%
GDF Suez, 1.625%, 2017 (n)	$2,500,000	$2,462,050

Natural Gas – Pipeline – 1.2%
Energy Transfer Partners LP, 5.95%, 2015	$1,010,000	$1,082,074
Enterprise Products Partners LP, 1.25%, 2015	3,775,000	3,787,390
ONEOK Partners LP, 6.15%, 2016	1,200,000	1,368,064
ONEOK Partners LP, 2%, 2017	775,000	762,160
TransCanada PipeLines Ltd., FRN, 0.953%, 2016	3,750,000	3,750,000

		$10,749,688

Network & Telecom – 2.8%
AT&T, Inc., 2.95%, 2016	$2,800,000	$2,925,992
AT&T, Inc., 2.4%, 2016	7,950,000	8,192,968
France Telecom, 4.375%, 2014	6,000,000	6,179,310
Telefonica Emisiones SAU, 6.421%, 2016	1,325,000	1,454,814
Verizon Communications, Inc., 0.7%, 2015	6,325,000	6,282,521

		$25,035,605

Issuer	Shares/Par	Value ($)

BONDS – continued
Oil Services – 1.2%
Noble Holding International Ltd., 2.5%, 2017	$3,500,000	$3,500,840
Transocean, Inc., 2.5%, 2017	1,875,000	1,852,952
Transocean, Inc., 4.95%, 2015	2,225,000	2,386,515
Transocean, Inc., 5.05%, 2016	3,125,000	3,398,203

		$11,138,510

Oils – 0.6%
Phillips 66, 2.95%, 2017	$5,596,000	$5,767,338

Other Banks & Diversified Financials – 6.1%
American Express Credit Co., 2.75%, 2015	$5,200,000	$5,393,768
Capital One Financial Corp., 7.375%, 2014	3,522,000	3,722,243
Capital One Financial Corp., 2.125%, 2014	2,800,000	2,832,813
Capital One Financial Corp., 1%, 2015	1,275,000	1,257,708
Citigroup, Inc., 6.375%, 2014	1,875,000	1,978,650
Citigroup, Inc., 5.85%, 2016	4,825,000	5,396,512
Danske Bank A.S., 3.75%, 2015 (n)	240,000	248,422
Groupe BPCE S.A., FRN, 1.525%, 2016	3,630,000	3,664,082
Intesa Sanpaolo S.p.A., 3.125%, 2016	2,550,000	2,507,308
Intesa Sanpaolo S.p.A., FRN, 2.673%, 2014 (n)	2,000,000	2,007,348
Rabobank Nederland N.V., 3.375%, 2017	3,000,000	3,150,687
Rabobank Nederland N.V., FRN, 0.752%, 2016	1,380,000	1,382,978
Santander Holdings USA, 3%, 2015	1,725,000	1,768,698
Skandinaviska Enskilda, 1.75%, 2018 (z)	1,721,000	1,673,673
SunTrust Banks, Inc., 3.5%, 2017	3,000,000	3,139,404
Svenska Handelsbanken AB, 2.875%, 2017	2,500,000	2,580,800
Svenska Handelsbanken AB, FRN, 0.721%, 2016	3,150,000	3,150,041
Swedbank AB, 2.125%, 2017 (n)	1,628,000	1,618,053
The Bank of Tokyo-Mitsubishi UFJ Ltd., FRN, 0.722%, 2016 (n)	1,450,000	1,452,294
UBS AG, 3.875%, 2015	3,269,000	3,406,945
Union Bank N.A., 2.125%, 2017	2,825,000	2,822,042

		$55,154,469

Personal Computers & Peripherals – 0.4%
Hewlett Packard Co., 6.125%, 2014	$3,250,000	$3,360,042

Pharmaceuticals – 2.4%
AbbVie, Inc., 1.75%, 2017 (n)	$5,300,000	$5,192,500
Bristol-Myers Squibb Co., 0.875%, 2017	3,896,000	3,775,489
Celgene Corp., 2.45%, 2015	3,000,000	3,089,529
Mylan Inc., 1.8%, 2016 (n)	990,000	985,321
Sanofi, 1.25%, 2018	3,500,000	3,390,055
Watson Pharmaceuticals, Inc., 1.875%, 2017	5,250,000	5,118,015

		$21,550,909

Pollution Control – 0.2%
Waste Management, Inc. Co., 5%, 2014	$1,825,000	$1,878,480

Printing & Publishing – 0.6%
Thomson Reuters Corp., 5.95%, 2013	$3,000,000	$3,005,469
Thomson Reuters Corp., 0.875%, 2016	2,380,000	2,356,469

		$5,361,938

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

BONDS – continued
Real Estate – 1.2%
HCP, Inc., REIT, 2.7%, 2014	$1,525,000	$1,540,227
Health Care, Inc., REIT, 6%, 2013	2,105,000	2,144,700
Health Care, Inc., REIT, 4.7%, 2017	1,845,000	2,004,845
Prologis LP, REIT, 5.625%, 2016	355,000	396,512
Simon Property Group, Inc., REIT, 4.2%, 2015	3,675,000	3,828,156
Simon Property Group, Inc., REIT, 1.5%, 2018 (n)	1,208,000	1,163,535

		$11,077,975

Retailers – 0.2%
Wesfarmers Ltd., 1.874%, 2018 (n)	$1,593,000	$1,564,485

Specialty Chemicals – 0.6%
Air Products & Chemicals, Inc., 2%, 2016	$736,000	$754,106
Ecolab, Inc., 1%, 2015	3,025,000	3,021,727
Ecolab, Inc., 3%, 2016	1,850,000	1,930,162

		$5,705,995

Supranational – 0.5%
International Bank for Reconstruction and Development, 0.5%, 2016	$4,850,000	$4,833,466

Telecommunications – Wireless – 1.9%
American Tower Trust I, REIT, 1.551%, 2018 (n)	$1,900,000	$1,867,086
Crown Castle Towers LLC, 4.523%, 2015 (n)	545,000	570,448
Crown Castle Towers LLC, 3.214%, 2015 (n)	3,000,000	3,088,530
Rogers Cable, Inc., 5.5%, 2014	625,000	645,335
Rogers Wireless, Inc., 6.375%, 2014	4,250,000	4,408,695
Verizon Wireless Capital LLC, 7.375%, 2013	1,803,000	1,845,967
Vodafone Group PLC, 2.875%, 2016	4,225,000	4,378,908

		$16,804,969

Tobacco – 0.5%
Imperial Tobacco Finance PLC, 2.05%, 2018 (n)	$1,441,000	$1,416,480
Reynolds American, Inc., 7.625%, 2016	2,655,000	3,095,411

		$4,511,891

Transportation – Services – 0.7%
ERAC USA Finance Co., 2.75%, 2017 (n)	$3,000,000	$3,059,058
United Parcel Service, Inc., 1.125%, 2017	3,175,000	3,106,585

		$6,165,643

U.S. Government Agencies and Equivalents – 1.3%
National Credit Union Administration, 1.84%, 2020	$338,662	$339,508
National Credit Union Administration, FRN, 0.564%, 2017	1,915,590	1,915,283

Issuer	Shares/Par	Value ($)

BONDS – continued
U.S. Government Agencies and Equivalents – continued
National Credit Union Administration, FRN, 0.592%, 2020	$3,255,398	$3,265,571
National Credit Union Administration, FRN, 0.573%, 2020	2,447,563	2,452,057
National Credit Union Administration, FRN, 0.573%, 2020	1,639,475	1,641,845
National Credit Union Administration, FRN, 0.643%, 2020	969,995	974,845
National Credit Union Administration, FRN, 0.543%, 2020	1,504,606	1,508,819

		$12,097,928

Utilities – Electric Power – 5.5%
Commonwealth Edison, 1.625%, 2014	$4,800,000	$4,827,259
Dominion Resources, Inc., 1.8%, 2014	3,100,000	3,121,018
DTE Energy Co., 7.625%, 2014	3,400,000	3,601,627
Duke Energy Corp., 6.3%, 2014	4,650,000	4,798,005
Enel Finance International S.A., 3.875%, 2014 (n)	2,000,000	2,047,960
Enel Finance International S.A., 6.25%, 2017 (n)	680,000	746,014
Georgia Power Co., 1.3%, 2013	1,650,000	1,652,840
Iberdrola Finance Ireland Ltd., 3.8%, 2014 (n)	3,000,000	3,077,490
MidAmerican Energy Holdings Co., 5%, 2014	3,600,000	3,697,852
NextEra Energy Capital Co., 1.2%, 2015	3,000,000	3,015,180
PPL WEM Holdings PLC, 3.9%, 2016 (n)	3,475,000	3,631,709
Progress Energy, Inc., 6.05%, 2014	3,350,000	3,474,238
Sierra Pacific Power Co., 6%, 2016	3,450,000	3,907,446
Southern Co., 4.15%, 2014	1,400,000	1,443,186
Virginia Electric and Power Co., 1.2%, 2018	2,790,000	2,704,048
Wisconsin Electric Power, 6%, 2014	3,875,000	4,029,082

		$49,774,954

Total Bonds (Identified Cost, $876,692,082)		$878,426,068

MONEY MARKET FUNDS – 2.4%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	21,812,335	$21,812,335

Total Investments (Identified Cost, $898,504,417)		$900,238,403

OTHER ASSETS, LESS LIABILITIES – 0.4%		3,862,009

Net Assets – 100.0%		$904,100,412

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.

(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $188,865,169, representing 20.9% of net assets.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

MFS Limited Maturity Portfolio

Portfolio of Investments (unaudited) – continued

(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
American Honda Finance Corp., FRN, 0.647%, 2016	5/22/13	$1,530,000	$1,527,578
Babson Ltd., CLO, “A1”, FRN, 0.526%, 2019	3/13/13	1,134,172	1,136,814
DNB Bank A.S.A., 3.2%, 2017	5/08/13-5/15/13	2,990,241	2,914,431
Glencore Funding LLC, FRN, 1.431%, 2016	5/22/13	2,150,000	2,093,507
HSBC Bank PLC, FRN, 0.915%, 2018	5/08/13	1,813,000	1,812,991
Kingdom of Sweden, 1%, 2018	2/20/13	3,033,930	2,977,984
Kingsland CLO Ltd., “A1”, FRN, 0.488%, 2021	6/14/13	1,946,683	1,940,421
LeasePlan Corp. N.V., 2.5%, 2018	5/07/13	2,935,582	2,841,984
Nederlandse Waterschapsbank N.V., 0.75%, 2016	3/19/13	3,567,490	3,549,865
Nordea Bank AB, FRN, 0.735%, 2016	5/07/13	1,887,000	1,889,683
Santander U.S. Debt S.A.U., 3.724%, 2015	3/19/13-3/26/13	1,215,252	1,211,232
Skandinaviska Enskilda, 1.75%, 2018	3/13/13	1,711,640	1,673,673
State Grid International Development Co. Ltd., 1.75%, 2018	5/15/13	1,859,138	1,784,604
Total Restricted Securities			$27,354,767
% of Net assets			3.0%

The following abbreviations are used in this report and are defined:

CDO	Collateralized Debt Obligation

CLO	Collateralized Loan Obligation

FRN	Floating Rate Note. Interest rate resets periodically and may not be the rate reported at period end.

PLC	Public Limited Company

REIT	Real Estate Investment Trust

Derivative Contracts at 6/30/13

Futures Contracts Outstanding at 6/30/13

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Short)	USD	640	$77,470,000	September - 2013	$937,760

At June 30, 2013, the fund had liquid securities with an aggregate value of $507,216 to cover any commitments for certain derivative contracts.

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $876,692,082)	$878,426,068
Underlying affiliated funds, at cost and value	21,812,335
Total investments, at value (identified cost, $898,504,417)	$900,238,403
Cash	29,926
Receivables for
Investments sold	2,802,110
Fund shares sold	720,429
Interest	5,310,610
Other assets	4,708
Total assets		$909,106,186
Liabilities
Payables for
Daily variation margin on open futures contracts	$15,000
Investments purchased	3,750,000
Fund shares reacquired	1,061,087
Payable to affiliates
Investment adviser	40,539
Shareholder servicing costs	178
Distribution and/or service fees	5,019
Payable for independent trustees’ compensation	2,891
Accrued expenses and other liabilities	131,060
Total liabilities		$5,005,774
Net assets		$904,100,412
Net assets consist of
Paid-in capital	$889,586,895
Unrealized appreciation (depreciation) on investments	2,671,746
Accumulated net realized gain (loss) on investments	5,661,747
Undistributed net investment income	6,180,024
Net assets		$904,100,412
Shares of beneficial interest outstanding		88,051,982

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$720,722,523	70,161,759	$10.27
Service Class	183,377,889	17,890,223	10.25

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Interest	$7,476,403
Dividends from underlying affiliated funds	5,846
Total investment income		$7,482,249
Expenses
Management fee	$1,789,720
Distribution and/or service fees	225,750
Shareholder servicing costs	15,607
Administrative services fee	61,298
Independent Trustees’ compensation	8,974
Custodian fee	43,098
Shareholder communications	50,693
Audit and tax fees	29,556
Legal fees	7,646
Miscellaneous	14,055
Total expenses		$2,246,397
Fees paid indirectly	(400)
Reduction of expenses by investment adviser	(2,924)
Net expenses		$2,243,073
Net investment income		$5,239,176
Realized and unrealized gain (loss) on investments
Realized gain (loss) (identified cost basis)
Investments	$2,283,513
Futures contracts	1,034,243
Net realized gain (loss) on investments		$3,317,756
Change in unrealized appreciation (depreciation)
Investments	$(10,606,992)
Futures contracts	676,498
Net unrealized gain (loss) on investments		$(9,930,494)
Net realized and unrealized gain (loss) on investments		$(6,612,738)
Change in net assets from operations		$(1,373,562)

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited )	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$5,239,176	$13,614,162
Net realized gain (loss) on investments	3,317,756	7,227,743
Net unrealized gain (loss) on investments	(9,930,494)	6,424,584
Change in net assets from operations	$(1,373,562)	$27,266,489
Distributions declared to shareholders
From net investment income	$—	$(14,287,822)
Change in net assets from fund share transactions	$1,134,055	$(293,656,476)
Total change in net assets	$(239,507)	$(280,677,809)
Net assets
At beginning of period	904,339,919	1,185,017,728
At end of period (including undistributed net investment income of $6,180,024 and $940,848, respectively)	$904,100,412	$904,339,919

See Notes to Financial Statements

MFS Limited Maturity Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011		2010	2009	2008 (c)
	(unaudited)
Net asset value, beginning of period	$10.29		$10.18	$10.31		$10.23	$10.13	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.06		$0.11	$0.12		$0.14	$0.19	$0.16
Net realized and unrealized gain (loss) on investments	(0.08)		0.12	(0.07)		0.11	0.19	0.16
Total from investment operations	$(0.02)		$0.23	$0.05		$0.25	$0.38	$0.32
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.12)		$(0.16)	$(0.21)	$(0.16)
From net realized gain on investments	—		—	(0.06)		(0.01)	(0.07)	(0.03)
From tax return of capital	—		—	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$—		$(0.12)	$(0.18)		$(0.17)	$(0.28)	$(0.19)
Net asset value, end of period (x)	$10.27		$10.29	$10.18		$10.31	$10.23	$10.13
Total return (%) (k)(r)(s)(x)	(0.19	)(n)	2.24	0.53		2.41	3.78	3.22	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.45	(a)	0.64	0.65		0.65	0.65	0.68	(a)
Expenses after expense reductions (f)	0.45	(a)	N/A	N/A		N/A	0.65	0.65	(a)
Net investment income	1.22	(a)	1.12	1.14		1.32	1.82	2.34	(a)
Portfolio turnover	23	(n)	213	154		122	231	333	(n)
Net assets at end of period (000 omitted)	$720,723		$723,068	$993,705		$1,004,464	$869,648	$54,602

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011		2010	2009	2008 (c)
	(unaudited)
Net asset value, beginning of period	$10.28		$10.17	$10.31		$10.23	$10.13	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.05		$0.09	$0.09		$0.11	$0.17	$0.14
Net realized and unrealized gain (loss) on investments	(0.08)		0.11	(0.07)		0.11	0.18	0.16
Total from investment operations	$(0.03)		$0.20	$0.02		$0.22	$0.35	$0.30
Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.10)		$(0.13)	$(0.18)	$(0.14)
From net realized gain on investments	—		—	(0.06)		(0.01)	(0.07)	(0.03)
From tax return of capital	—		—	(0.00	)(w)	—	—	—
Total distributions declared to shareholders	$—		$(0.09)	$(0.16)		$(0.14)	$(0.25)	$(0.17)
Net asset value, end of period (x)	$10.25		$10.28	$10.17		$10.31	$10.23	$10.13
Total return (%) (k)(r)(s)(x)	(0.29	)(n)	2.01	0.17		2.16	3.52	3.00	(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	0.70	(a)	0.88	0.90		0.90	0.90	0.92	(a)
Expenses after expense reductions (f)	0.70	(a)	N/A	N/A		N/A	0.90	0.90	(a)
Net investment income	0.97	(a)	0.87	0.89		1.05	1.66	1.95	(a)
Portfolio turnover	23	(n)	213	154		122	231	333	(n)
Net assets at end of period (000 omitted)	$183,378		$181,272	$191,313		$149,752	$107,329	$63,422

See Notes to Financial Statements

MFS Limited Maturity Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	For the period from the commencement of the fund’s investment operations, March 7, 2008, through the stated period end.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(w)	Per share amount was less than $0.01.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

MFS Limited Maturity Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Limited Maturity Portfolio (the fund) is a series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

At a special meeting of the shareholders of the fund held on November 26, 2012, the shareholders of the fund approved, among other things, the appointment of MFS as the fund’s investment adviser pursuant to a new investment advisory agreement. The effective date for the approval of the investment advisory agreement with MFS was the close of business on December 7, 2012. Information prior to December 8, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant portion of its assets in asset-backed and/or mortgage-backed securities. The value of these securities may depend, in part, on the issuer’s or borrower’s credit quality or ability to pay principal and interest when due and may fall if an issuer or borrower defaults on its obligation to pay principal or interest or if the instrument’s credit rating is downgraded by a credit rating agency. U.S. Government securities not supported as to the payment of principal or interest by the U.S. Treasury, such as those issued by Fannie Mae, Freddie Mac, and the Federal Home Loan Banks, are subject to greater credit risk than are U.S. Government securities supported by the U.S. Treasury, such as those issued by Ginnie Mae. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$12,097,928	$—	$12,097,928
Non-U.S. Sovereign Debt	—	64,647,506	—	64,647,506
Municipal Bonds	—	33,152,330	—	33,152,330
U.S. Corporate Bonds	—	381,655,125	—	381,655,125
Residential Mortgage-Backed Securities	—	47,704,097	—	47,704,097
Commercial Mortgage-Backed Securities	—	2,890,831	—	2,890,831
Asset-Backed Securities (including CDOs)	—	99,356,352	—	99,356,352
Foreign Bonds	—	236,921,899	—	236,921,899
Mutual Funds	21,812,335	—	—	21,812,335
Total Investments	$21,812,335	$878,426,068	$—	$900,238,403

Other Financial Instruments
Futures Contracts	$937,760	$—	$—	$937,760

For further information regarding security characteristics, see the Portfolio of Investments.

Derivatives – The fund uses derivatives for different purposes, primarily to increase or decrease exposure to a particular market or segment of the market, or security, to increase or decrease interest rate or currency exposure, or as alternatives to direct investments. Derivatives are used for hedging or non-hedging purposes. While hedging can reduce or eliminate losses, it can also reduce or eliminate gains. When the fund uses derivatives as an investment to increase market exposure, or for hedging purposes, gains and losses from derivative instruments may be substantially greater than the derivative’s original cost.

The derivative instruments used by the fund were futures contracts. The fund’s period end derivatives, as presented in the Portfolio of Investments and the associated Derivative Contract tables, generally are indicative of the volume of its derivative activity during the period.

The following table presents, by major type of derivative contract, the fair value, on a gross basis, of the asset and liability components of derivatives held by the fund at June 30, 2013 as reported in the Statement of Assets and Liabilities:

		Fair Value (a)
Risk	Derivative Contracts	Asset Derivatives
Interest Rate	Interest Rate Futures	$937,760

(a)	The value of futures contracts outstanding includes cumulative appreciation (depreciation) as reported in the fund’s Portfolio of Investments. Only the current day variation margin for futures contracts is separately reported within the fund’s Statement of Assets and Liabilities.

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

The following table presents, by major type of derivative contract, the realized gain (loss) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$1,034,243

The following table presents, by major type of derivative contract, the change in unrealized appreciation (depreciation) on derivatives held by the fund for the six months ended June 30, 2013 as reported in the Statement of Operations:

Risk	Futures Contracts
Interest Rate	$676,498

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain, but not all, over-the-counter derivatives, the fund attempts to reduce its exposure to counterparty credit risk whenever possible by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of the counterparties with whom it undertakes a significant volume of transactions. The ISDA Master Agreement gives each party to the agreement the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net amount payable by one party to the other. This right to close out and net payments across all transactions traded under the ISDA Master Agreement could result in a reduction of the fund’s credit risk to such counterparty equal to any amounts payable by the fund under the applicable transactions, if any.

Collateral and margin requirements differ by type of derivative. Margin requirements are set by the broker or clearing house for cleared derivatives (i.e., futures contracts, cleared swaps and exchange-traded options) while collateral terms are contract specific for over-the-counter traded derivatives (i.e., forward foreign currency exchange contracts, uncleared swap agreements and over-the-counter options). For derivatives traded under an ISDA Master Agreement, the collateral requirements are netted across all transactions traded under such agreement and one amount is posted from one party to the other to collateralize such obligations. Cash that has been segregated to cover the fund’s collateral or margin obligations under derivative contracts, if any, will be reported separately on the Statement of Assets and Liabilities as restricted cash. Securities pledged as collateral or margin for the same purpose, if any, is noted in the Portfolio of Investments.

The fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the ISDA Master Agreement does not result in an offset of reported amounts of financial assets and financial liabilities in the Statement of Assets and Liabilities across transactions between the fund and the applicable counterparty.

Futures Contracts – The fund entered into futures contracts which may be used to hedge against or obtain broad market exposure, interest rate exposure, currency exposure, or to manage duration. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date.

Upon entering into a futures contract, the fund is required to deposit with the broker, either in cash or securities, an initial margin in an amount equal to a certain percentage of the notional amount of the contract. Subsequent payments (variation margin) are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gain or loss by the fund until the contract is closed or expires at which point the gain or loss on futures contracts is realized.

The fund bears the risk of interest rates, exchange rates or securities prices moving unexpectedly, in which case, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss. While futures contracts may present less counterparty risk to the fund since the contracts are exchange traded and the exchange’s clearinghouse guarantees payments to the broker, there is still counterparty credit risk due to the insolvency of the broker. The fund’s maximum risk of loss due to counterparty credit risk is equal to the margin posted by the fund to the broker plus any gains or minus any losses on the outstanding futures contracts.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with U.S. generally accepted accounting principles. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date.

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

During the year ended December 31, 2012, there were no significant adjustments due to differences between book and tax accounting.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$14,287,822

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$898,866,198
Gross appreciation	6,132,747
Gross depreciation	(4,760,542)
Net unrealized appreciation (depreciation)	$1,372,205

As of 12/31/12
Undistributed ordinary income	3,546,101
Net unrealized appreciation (depreciation)	12,340,978

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$12,547,945
Service Class	—	1,739,877
Total	$—	$14,287,822

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at an annual rate of 0.40% of the fund’s average daily net assets.

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013,

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

this management fee reduction amounted to $1,217, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.40% of the fund’s average daily net assets.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $15,607, which equated to 0.0035% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, the fund did not pay any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0137% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $3,414 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $1,707, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, were as follows:

	Purchases	Sales
U.S. Government securities	$—	$20,900,481
Investments (non-U.S. Government securities)	$210,141,313	$178,820,910

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	5,365,027	$55,265,473	23,449,085	$240,422,143
Service Class	1,449,274	14,912,934	2,563,905	26,294,615
	6,814,301	$70,178,407	26,012,990	$266,716,758

MFS Limited Maturity Portfolio

Notes to Financial Statements (unaudited) – continued

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	1,222,425	$12,547,945
Service Class	—	—	169,634	1,739,877
	—	$—	1,392,059	$14,287,822
Shares reacquired
Initial Class	(5,499,526)	$(56,708,518)	(51,983,750)	$(534,704,953)
Service Class	(1,198,258)	(12,335,834)	(3,896,658)	(39,956,103)
	(6,697,784)	$(69,044,352)	(55,880,408)	$(574,661,056)
Net change
Initial Class	(134,499)	$(1,443,045)	(27,312,240)	$(281,734,865)
Service Class	251,016	2,577,100	(1,163,119)	(11,921,611)
	116,517	$1,134,055	(28,475,359)	$(293,656,476)

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Conservative Allocation Portfolio, the MFS Moderate Allocation Portfolio, and the MFS Growth Allocation Portfolio were the owners of record of approximately 12%, 9%, and 1%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $1,092 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	18,243,250	153,466,290	(149,897,205)	21,812,335

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$5,846	$21,812,335

MFS Limited Maturity Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the ”News & Commentary“ section of mfs.com or by clicking on the fund’s name under ”Variable Insurance Portfolios — VIT III“ in the ”Products“ section of mfs.com.

SEMIANNUAL REPORT

June 30, 2013

MFS® NEW DISCOVERY VALUE PORTFOLIO

MFS® Variable Insurance Trust III

VDV-SEM

MFS® NEW DISCOVERY VALUE PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS New Discovery Value Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

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MFS New Discovery Value Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Schweitzer-Mauduit International, Inc.	1.8%
Hanesbrands, Inc.	1.6%
CAI International, Inc.	1.5%
Tesco Corp.	1.4%
Guess?, Inc.	1.4%
OBIC Co. Ltd.	1.4%
FXCM, Inc., “A”	1.4%
Huntington Bancshares, Inc.	1.3%
C&J Energy Services, Inc.	1.3%
Intrepid Potash, Inc.	1.3%

Equity sectors
Financial Services	26.9%
Technology	12.3%
Industrial Goods & Services	9.7%
Basic Materials	9.5%
Retailing	8.0%
Energy	6.1%
Health Care	5.4%
Leisure	4.5%
Transportation	3.8%
Consumer Staples	3.8%
Special Products & Services	2.9%
Utilities & Communications	2.8%
Autos & Housing	1.0%

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

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MFS New Discovery Value Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	1.05%	$1,000.00	$1,172.88	$5.66
	Hypothetical (h)	1.05%	$1,000.00	$1,019.59	$5.26
Service Class	Actual	1.30%	$1,000.00	$1,172.73	$7.00
	Hypothetical (h)	1.30%	$1,000.00	$1,018.35	$6.51

(h)	5% class return per year before expenses.

(p)	Expenses paid is equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

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MFS New Discovery Value Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 96.7%
Aerospace – 0.6%
Kaman Corp.	11,600	$400,891

Apparel Manufacturers – 3.5%
Guess?, Inc.	29,230	$907,007
Hanesbrands, Inc.	19,480	1,001,662
Maidenform Brands, Inc. (a)	18,870	327,017

		$2,235,686

Broadcasting – 0.6%
Stroer Out-of-Home Media AG (a)	36,070	$352,436

Brokerage & Asset Managers – 3.2%
FXCM, Inc., “A”	52,730	$865,299
GFI Group, Inc.	125,210	489,571
NASDAQ OMX Group, Inc.	21,310	698,755

		$2,053,625

Business Services – 2.3%
Forrester Research, Inc.	11,800	$432,942
G&K Services, Inc., “A”	6,781	322,776
Global Payments, Inc.	14,930	691,558

		$1,447,276

Chemicals – 1.3%
Intrepid Potash, Inc.	44,040	$838,962

Computer Software – 1.4%
OBIC Co. Ltd.	3,380	$884,362

Computer Software – Systems – 2.2%
Ingram Micro, Inc., “A” (a)	38,490	$730,925
NICE Systems Ltd., ADR	18,290	674,718

		$1,405,643

Construction – 1.0%
Lennox International, Inc.	9,770	$630,556

Consumer Products – 1.2%
Sensient Technologies Corp.	18,350	$742,625

Consumer Services – 0.6%
Grand Canyon Education, Inc. (a)	12,820	$413,189

Containers – 1.7%
Greif, Inc., “A”	14,680	$773,196
Packaging Corp. of America	6,520	319,219

		$1,092,415

Electronics – 8.0%
CEVA, Inc. (a)	23,860	$461,930
Entegris, Inc. (a)	39,790	373,628
Entropic Communications, Inc. (a)	114,380	488,403
Lattice Semiconductor Corp. (a)	77,750	394,193
M/A-COM Technology Solutions Holdings, Inc. (a)	47,146	688,332
MaxLinear, Inc., “A” (a)	89,185	624,295
Micrel, Inc.	40,530	400,436

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Electronics – continued
MKS Instruments, Inc.	13,050	$346,347
Ultratech, Inc. (a)	21,530	790,582
Veeco Instruments, Inc. (a)	15,690	555,740

		$5,123,886

Energy – Independent – 1.7%
Energen Corp.	6,650	$347,529
SM Energy Co.	12,100	725,758

		$1,073,287

Engineering – Construction – 1.1%
Foster Wheeler AG (a)	31,270	$678,872

Entertainment – 1.9%
Carmike Cinemas, Inc. (a)	29,100	$563,376
Cinemark Holdings, Inc.	22,230	620,662

		$1,184,038

Food & Beverages – 0.7%
Pinnacle Foods, Inc.	19,530	$471,650

Health Maintenance Organizations – 1.0%
Centene Corp. (a)	6,390	$335,219
Molina Healthcare, Inc. (a)	8,710	323,838

		$659,057

Insurance – 5.7%
Allied World Assurance Co.	7,240	$662,532
Aspen Insurance Holdings Ltd.	16,510	612,356
Everest Re Group Ltd.	5,880	754,169
Hanover Insurance Group, Inc.	12,870	629,729
Symetra Financial Corp.	41,810	668,542
Willis Group Holdings PLC	8,240	336,027

		$3,663,355

Leisure & Toys – 2.0%
Brunswick Corp.	19,870	$634,847
Callaway Golf Co.	101,410	667,278

		$1,302,125

Machinery & Tools – 7.0%
Columbus McKinnon Corp. (a)	36,330	$774,556
Douglas Dynamics, Inc.	44,530	577,999
EnPro Industries, Inc. (a)	10,790	547,700
Herman Miller, Inc.	22,410	606,639
Kennametal, Inc.	17,190	667,488
Polypore International, Inc. (a)	16,450	662,935
Regal Beloit Corp.	9,850	638,674

		$4,475,991

Major Banks – 2.4%
Comerica, Inc.	17,400	$693,042
Huntington Bancshares, Inc.	108,310	853,483

		$1,546,525

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MFS New Discovery Value Portfolio

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Medical & Health Technology & Services – 3.5%
Almost Family, Inc.	17,939	$340,841
Community Health Systems, Inc.	6,790	318,315
Cross Country Healthcare, Inc. (a)	100,673	519,473
Health Management Associates, Inc., “A” (a)	20,190	317,387
MEDNAX, Inc. (a)	7,760	710,661

		$2,206,677

Medical Equipment – 0.9%
Teleflex, Inc.	7,340	$568,777

Metals & Mining – 3.7%
GrafTech International Ltd. (a)	95,760	$697,133
Horsehead Holding Corp. (a)	30,110	385,709
Iluka Resources Ltd.	70,823	639,423
TMS International Corp., “A”	45,400	673,282

		$2,395,547

Natural Gas – Distribution – 1.4%
AGL Resources, Inc.	10,660	$456,888
UGI Corp.	11,410	446,245

		$903,133

Network & Telecom – 0.7%
Polycom, Inc. (a)	44,050	$464,287

Oil Services – 4.4%
C&J Energy Services, Inc. (a)	43,820	$848,793
Superior Energy Services, Inc. (a)	18,530	480,668
Tesco Corp. (a)	68,740	910,805
Tidewater, Inc.	9,670	550,900

		$2,791,166

Other Banks & Diversified Financials – 10.8%
Aaron’s, Inc.	23,430	$656,274
Berkshire Hills Bancorp, Inc.	18,080	501,901
Brookline Bancorp, Inc.	76,990	668,273
CAI International, Inc. (a)	41,820	985,697
Cathay General Bancorp, Inc.	31,610	643,264
First Interstate BancSystem, Inc.	23,651	490,285
PrivateBancorp, Inc.	39,030	827,826
Regional Management Corp. (a)	26,050	651,250
Sandy Spring Bancorp, Inc.	31,721	685,808
TCF Financial Corp.	57,480	815,066

		$6,925,644

Pollution Control – 1.0%
Progressive Waste Solutions Ltd.	30,880	$664,229

Railroad & Shipping – 1.2%
Diana Shipping, Inc. (a)	75,800	$761,032

Real Estate – 4.8%
BioMed Realty Trust, Inc., REIT	33,040	$668,399
Capstead Mortgage Corp., REIT	42,870	518,727
EPR Properties, REIT	14,890	748,520
Hatteras Financial Corp., REIT	20,470	504,381
Select Income, REIT	22,610	633,984

		$3,074,011

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Specialty Chemicals – 2.8%
A. Schulman, Inc.	13,670	$366,629
Cabot Corp.	8,070	301,979
Koppers Holdings, Inc.	13,420	512,376
Tronox Ltd., “A”	31,200	628,680

		$1,809,664

Specialty Stores – 4.5%
ANN, Inc. (a)	23,000	$763,600
Children’s Place Retail Store, Inc. (a)	14,440	791,312
Gordmans Stores, Inc. (a)	31,690	431,301
Kirkland’s, Inc. (a)	22,380	386,055
Tilly’s, Inc. (a)	31,550	504,800

		$2,877,068

Tobacco – 1.9%
Schweitzer-Mauduit International, Inc.	23,690	$1,181,657

Trucking – 2.6%
Atlas Air Worldwide Holdings, Inc. (a)	15,190	$664,714
Celadon Group, Inc.	19,770	360,803
Marten Transport Ltd.	41,740	654,066

		$1,679,583

Utilities – Electric Power – 1.4%
El Paso Electric Co.	12,410	$438,197
Great Plains Energy, Inc.	19,820	446,743

		$884,940

Total Common Stocks (Identified Cost, $53,516,075)		$61,863,867

MONEY MARKET FUNDS – 4.1%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	2,639,868	$2,639,868

Total Investments (Identified Cost, $56,155,943)		$64,503,735

OTHER ASSETS, LESS LIABILITIES – (0.8)%		(492,046)

Net Assets – 100.0%		$64,011,689

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

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MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $53,516,075)	$61,863,867
Underlying affiliated funds, at cost and value	2,639,868
Total investments, at value (identified cost, $56,155,943)	$64,503,735
Foreign currency, at value (identified cost, $8,243)	8,168
Receivables for
Investments sold	784,676
Fund shares sold	25,146
Dividends	92,948
Other assets	510
Total assets		$65,415,183
Liabilities
Payables for
Investments purchased	$718,070
Fund shares reacquired	645,765
Payable to affiliates
Investment adviser	6,240
Shareholder servicing costs	31
Distribution and/or service fees	292
Payable for independent Trustees’ compensation	506
Accrued expenses and other liabilities	32,590
Total liabilities		$1,403,494
Net assets		$64,011,689
Net assets consist of
Paid-in capital	$50,344,891
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	8,347,684
Accumulated net realized gain (loss) on investments and foreign currency	4,482,557
Undistributed net investment income	836,557
Net assets		$64,011,689
Shares of beneficial interest outstanding		6,169,891

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$53,337,473	5,135,346	$10.39
Service Class	10,674,216	1,034,545	10.32

See Notes to Financial Statements

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MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Dividends	$484,176
Dividends from underlying affiliated funds	1,362
Foreign taxes withheld	(2,930)
Total investment income		$482,608
Expenses
Management fee	$291,260
Distribution and service fees	13,299
Shareholder servicing costs	936
Administrative services fee	9,613
Independent Trustees’ compensation	1,493
Custodian fee	9,038
Shareholder communications	1,551
Audit and tax fees	24,408
Legal fees	548
Miscellaneous	5,411
Total expenses		$357,557
Fees paid indirectly	(1)
Reduction of expenses by investment adviser	(4,328)
Net expenses		$353,228
Net investment income		$129,380
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$3,983,678
Foreign currency	613
Net realized gain (loss) on investments and foreign currency		$3,984,291
Change in unrealized appreciation (depreciation)
Investments	$6,396,015
Translation of assets and liabilities in foreign currencies	(104)
Net unrealized gain (loss) on investments and foreign currency translation		$6,395,911
Net realized and unrealized gain (loss) on investments and foreign currency		$10,380,202
Change in net assets from operations		$10,509,582

See Notes to Financial Statements

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MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited )	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$129,380	$668,038
Net realized gain (loss) on investments and foreign currency	3,984,291	1,941,866
Net unrealized gain (loss) on investments and foreign currency translation	6,395,911	3,127,892
Change in net assets from operations	$10,509,582	$5,737,796
Distributions declared to shareholders
From net investment income	$—	$(38,909)
From net realized gain on investments	—	(1,966,555)
Total distributions declared to shareholders	$—	$(2,005,464)
Change in net assets from fund share transactions	$(10,688,872)	$4,653,155
Total change in net assets	$(179,290)	$8,385,487
Net assets
At beginning of period	64,190,979	55,805,492
At end of period (including undistributed net investment income of $836,557 and $707,177, respectively)	$64,011,689	$64,190,979

See Notes to Financial Statements

8

MFS New Discovery Value Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years (or life of a particular share class, if shorter). Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008 (c)
	(unaudited)
Net asset value, beginning of period	$8.85		$8.33	$11.18	$10.08	$7.97	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.02		$0.11	$0.04	$0.07	$0.06	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.52		0.72	(0.88)	1.93	2.38	(2.03)
Total from investment operations	$1.54		$0.83	$(0.84)	$2.00	$2.44	$(2.02)
Less distributions declared to shareholders
From net investment income	$—		$(0.01)	$(0.07)	$—	$(0.05)	$(0.01)
From net realized gain on investments	—		(0.30)	(1.94)	(0.90)	(0.28)	—
Total distributions declared to shareholders	$—		$(0.31)	$(2.01)	$(0.90)	$(0.33)	$(0.01)
Net asset value, end of period (x)	$10.39		$8.85	$8.33	$11.18	$10.08	$7.97
Total return (%) (k)(r)(s)(x)	17.40	(n)	9.90	(6.32)	21.62	30.52	(20.15	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.06	(a)	1.13	1.24	1.41	1.54	8.84	(a)
Expenses after expense reductions (f)	1.05	(a)	N/A	1.15	1.15	1.15	1.15	(a)
Net investment income	0.44	(a)	1.23	0.36	0.68	0.65	1.18	(a)
Portfolio turnover	24	(n)	146	50	139	110	28	(n)
Net assets at end of period (000 omitted)	$53,337		$52,375	$43,958	$48,782	$33,674	$4,316

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008 (c)
	(unaudited)
Net asset value, beginning of period	$8.80		$8.30	$11.14	$10.07	$7.97	$10.00
Income (loss) from investment operations
Net investment income (d)	$0.01		$0.08	$0.01	$0.05	$0.04	$0.01
Net realized and unrealized gain (loss) on investments and foreign currency	1.51		0.72	(0.86)	1.92	2.36	(2.03)
Total from investment operations	$1.52		$0.80	$(0.85)	$1.97	$2.40	$(2.02)
Less distributions declared to shareholders
From net investment income	$—		$—	$(0.05)	$—	$(0.02)	$(0.01)
From net realized gain on investments	—		(0.30)	(1.94)	(0.90)	(0.28)	—
Total distributions declared to shareholders	$—		$(0.30)	$(1.99)	$(0.90)	$(0.30)	$(0.01)
Net asset value, end of period (x)	$10.32		$8.80	$8.30	$11.14	$10.07	$7.97
Total return (%) (k)(r)(s)(x)	17.27	(n)	9.60	(6.50)	21.33	30.07	(20.20	)(n)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.31	(a)	1.38	1.48	1.67	1.87	6.68	(a)
Expenses after expense reductions (f)	1.30	(a)	N/A	1.40	1.40	1.40	1.40	(a)
Net investment income	0.18	(a)	0.91	0.12	0.47	0.44	0.72	(a)
Portfolio turnover	24	(n)	146	50	139	110	28	(n)
Net assets at end of period (000 omitted)	$10,674		$11,816	$11,847	$12,293	$6,809	$1,424
See Notes to Financial Statements

9

MFS New Discovery Value Portfolio

Financial Highlights – continued

(a)	Annualized.

(c)	For the period from the commencement of the fund’s investment operations October 1, 2008, through the stated period end.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

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MFS New Discovery Value Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS New Discovery Value Portfolio (the fund) is a series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

At a special meeting of the shareholders of the fund held on November 26, 2012, the shareholders of the fund approved, among other things, the appointment of MFS as the fund’s investment adviser pursuant to a new investment advisory agreement. The effective date for the approval of the investment advisory agreement with MFS was the close of business on December 7, 2012. Information prior to December 8, 2012, reflects time periods when another adviser or subadviser was responsible for selecting investments for the fund under a different investment objective and different investment strategies.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally

11

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$57,887,667	$—	$—	$57,887,667
Japan	884,362	—	—	884,362
Greece	761,032	—	—	761,032
Israel	674,718	—	—	674,718
Canada	664,229	—	—	664,229
Australia	—	639,423	—	639,423
Germany	—	352,436	—	352,436
Mutual Funds	2,639,868	—	—	2,639,868
Total Investments	$63,511,876	$991,859	$—	$64,503,735

For further information regarding security characteristics, see the Portfolio of Investments.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

12

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount, for the six months ended June 30, 2013, is shown as a reduction of total expenses in the Statement of Operations.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to wash sale loss deferrals.

The tax character of distributions made during the current period will be determined at fiscal year end. The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$1,057,193
Long-term capital gains	948,271
Total distributions	$2,005,464

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$56,337,240
Gross appreciation	8,944,103
Gross depreciation	(777,608)
Net unrealized appreciation (depreciation)	$8,166,495

As of 12/31/12
Undistributed ordinary income	1,219,018
Undistributed long-term capital gain	167,721
Other temporary differences	(4)
Net unrealized appreciation (depreciation)	1,770,481

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income		From net realized gain on investments
	Six months ended 6/30/13	Year ended 12/31/12	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$38,909	$—	$1,545,969
Service Class	—	—	—	420,586
Total	$—	$38,909	$—	$1,966,555

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $250 million of average daily net assets	0.90%
Average daily net assets in excess of $250 million	0.85%

13

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $87, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 1.05% of average daily net assets for the Initial Class shares and 1.30% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2013 this reduction amounted to $4,118 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $936, which equated to 0.0029% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, the fund did not pay any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0297% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $245 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $123, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $15,361,528 and $25,814,218, respectively.

14

MFS New Discovery Value Portfolio

Notes to Financial Statements (unaudited) – continued

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	83,036	$803,335	947,650	$8,071,572
Service Class	89,345	889,198	144,147	1,228,138
	172,381	$1,692,533	1,091,797	$9,299,710
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	176,490	$1,584,878
Service Class	—	—	47,045	420,586
	—	$—	223,535	$2,005,464
Shares reacquired
Initial Class	(868,127)	$(8,599,167)	(478,575)	$(4,263,981)
Service Class	(397,717)	(3,782,238)	(275,048)	(2,388,038)
	(1,265,844)	$(12,381,405)	(753,623)	$(6,652,019)
Net change
Initial Class	(785,091)	$(7,795,832)	645,565	$5,392,469
Service Class	(308,372)	(2,893,040)	(83,856)	(739,314)
	(1,093,463)	$(10,688,872)	561,709	$4,653,155

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 48%, 18%, and 14%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $76 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	2,390,442	14,529,992	(14,280,566)	2,639,868

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,362	$2,639,868

15

MFS New Discovery Value Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the “News & Commentary” section of mfs.com or by clicking on the fund’s name under “Variable Insurance Portfolios — VIT III” in the “Products” section of mfs.com.

16

SEMIANNUAL REPORT

June 30, 2013

MFS® GLOBAL REAL ESTATE PORTFOLIO

MFS® Variable Insurance Trust III

VRE-SEM

MFS® GLOBAL REAL ESTATE PORTFOLIO

The report is prepared for the general information of contract owners. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK OR CREDIT UNION GUARANTEE • NOT A DEPOSIT • NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY OR NCUA/NCUSIF

MFS Global Real Estate Portfolio

LETTER FROM THE CHAIRMAN AND CEO

Dear Contract Owners:

As the year progresses, the global economy continues to grind ahead slowly, held back by broad austerity measures. The U.S. economy remains a steadying force, driven by resilient consumers, who have taken the payroll tax increase and the sequestration’s early impact in stride. With U.S. housing and jobs showing steady expansion, domestic consumer-driven growth has offset weaker exports and the U.S. government’s spending constraints. In response to these developments, the U.S. Federal Reserve has begun to brace investors for an eventual shift in its monetary policy, causing global market tremors.

Japan has been another bright spot, with government and central bank stimulus policies leading to increased exports, a resurgent stock market and improved economic sentiment. After a six-month rally, Japan’s stocks slipped late in the second quarter, then picked up momentum on fresh signs that the country could soon break free of its chronic deflation. The major deterrent to global growth remains the eurozone, still in the grip of persistent recession. China has seen its pace of economic growth decelerate, a troubling turn for the country’s trading partners, who have come to rely on it as an engine for global growth.

As always, managing risk in the face of uncertainty remains a top priority for investors. At MFS®, our uniquely collaborative investment process employs integrated, global research and active risk management. Our global team of investment professionals shares ideas and evaluates opportunities across continents, investment disciplines and asset classes — all with a goal of building better insights, and ultimately better results, for our clients.

We are mindful of the many economic challenges investors face, and believe it is more important than ever to maintain a long-term view and employ time-tested principles, such as asset allocation and diversification. We remain confident that our unique approach can serve investors well as they work with their financial advisors to identify and pursue the most suitable opportunities.

Respectfully,

Robert J. Manning

Chairman and Chief Executive Officer

MFS Investment Management®

August 16, 2013

The opinions expressed in this letter are subject to change, may not be relied upon for investment advice, and no forecasts can be guaranteed.

1

MFS Global Real Estate Portfolio

PORTFOLIO COMPOSITION

Portfolio structure

Top ten holdings
Simon Property Group, Inc., REIT	4.7%
Public Storage, Inc., REIT	4.2%
Mitsui Fudosan Co. Ltd.	3.8%
Mitsubishi Estate Co. Ltd.	3.7%
Hang Lung Properties Ltd.	3.6%
Corio N.V., REIT	3.2%
SEGRO PLC, REIT	3.2%
Unibail-Rodamco, REIT	3.1%
Link REIT	2.9%
Vornado Realty Trust, REIT	2.8%

Equity sectors
Real Estate	97.7%
Utilities & Communications	0.9%

Issuer country weightings (x)
United States	48.3%
Japan	11.7%
Hong Kong	9.9%
Australia	6.7%
United Kingdom	6.5%
Singapore	3.7%
Netherlands	3.2%
France	3.1%
Brazil	2.1%
Other Countries	4.8%

Currency exposure weightings (y)
United States Dollar	48.3%
Japanese Yen	11.7%
Euro	10.1%
Hong Kong Dollar	9.9%
Australian Dollar	6.7%
British Pound Sterling	6.5%
Singapore Dollar	3.7%
Brazilian Real	2.1%
Mexican Peso	1.0%

(x)	Represents the portfolio’s exposure to issuer countries as a percentage of a portfolio’s net assets.
(y)	Represents the portfolio’s exposure to a particular currency as a percentage of a portfolio’s net assets.

Percentages are based on net assets as of 6/30/13.

The portfolio is actively managed and current holdings may be different.

2

MFS Global Real Estate Portfolio

EXPENSE TABLE

Fund Expenses Borne by the Contract Holders During the Period,

January 1, 2013 through June 30, 2013

As a contract holder of the fund, you incur ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2013 through June 30, 2013.

Actual Expenses

The first line for each share class in the following table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line for each share class in the following table provides information about hypothetical account values and hypothetical expenses based on the fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight the fund’s ongoing costs only and do not take into account the fees and expenses imposed under the variable contracts through which your investment in the fund is made. Therefore, the second line for each share class in the table is useful in comparing ongoing costs associated with an investment in vehicles (such as the fund) which fund benefits under variable annuity and variable life insurance contracts and to qualified pension and retirement plans only, and will not help you determine the relative total costs of investing in the fund through variable annuity and variable life insurance contracts. If the fees and expenses imposed under the variable contracts were included, your costs would have been higher.

Share Class		Annualized Expense Ratio	Beginning Account Value 1/01/13	Ending Account Value 6/30/13	Expenses Paid During Period (p) 1/01/13-6/30/13
Initial Class	Actual	0.95%	$1,000.00	$1,020.72	$4.76
	Hypothetical (h)	0.95%	$1,000.00	$1,020.08	$4.76
Service Class	Actual	1.20%	$1,000.00	$1,020.07	$6.01
	Hypothetical (h)	1.20%	$1,000.00	$1,018.84	$6.01

(h)	5% class return per year before expenses.

(p)	Expenses paid are equal to each class’s annualized expense ratio, as shown above, multiplied by the average account value over the period, multiplied by the number of days in the period, divided by the number of days in the year.

3

MFS Global Real Estate Portfolio

PORTFOLIO OF INVESTMENTS – 6/30/13 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)

COMMON STOCKS – 98.6%
Real Estate – 97.7%
Advance Residence Investment Corp., REIT	1,262	$2,731,916
Alexandria Real Estate Equities, Inc., REIT	58,165	3,822,604
alstria office AG, REIT	171,620	1,876,692
Ascendas India Trust, IEU	8,316,000	4,678,939
Asesor de Activos Prisma S.A.P.I. de C.V., REIT	909,500	1,333,634
Atrium European Real Estate Ltd.	853,704	4,444,893
AvalonBay Communities, Inc., REIT	44,221	5,965,855
Big Yellow Group PLC, REIT	827,728	4,852,472
Boston Properties, Inc., REIT	43,654	4,604,187
BR Malls Participacoes S.A.	267,323	2,393,669
British Land Co. PLC, REIT	438,000	3,768,637
CFS Retail Property Trust Group, REIT	2,507,073	4,566,886
Corio N.V., REIT	206,796	8,199,438
Corporate Office Properties Trust, REIT	94,131	2,400,341
DDR Corp., REIT	184,273	3,068,145
Digital Realty Trust, Inc., REIT	56,754	3,461,994
EastGroup Properties, Inc., REIT	91,778	5,164,348
Equity Lifestyle Properties, Inc., REIT	74,387	5,846,074
Equity Residential, REIT	53,140	3,085,308
Federal Realty Investment Trust, REIT	33,733	3,497,437
Global Logistic Properties Ltd.	2,276,586	4,911,288
Hang Lung Properties Ltd.	2,692,944	9,349,366
Henderson Land Development Co. Ltd.	883,854	5,235,659
Home Properties, Inc., REIT	71,238	4,656,828
Host Hotels & Resorts, Inc., REIT	333,737	5,630,143
Kenedix Realty Investment Corp., REIT	633	2,521,022
LEG Immobilien AG (a)	30,810	1,601,568
Link REIT	1,509,764	7,370,330
Macquarie Mexico Real Estate S.A. de C.V., REIT	574,300	1,236,584
Medical Properties Trust, Inc., REIT	248,649	3,560,654
Mid-America Apartment Communities, Inc., REIT	83,380	5,650,663
Mitsubishi Estate Co. Ltd.	353,069	9,401,646
Mitsui Fudosan Co. Ltd.	335,075	9,854,948
Multiplan Empreendimentos Imobiliarios S.A.	125,800	2,919,839
National Health Investors, Inc., REIT	58,840	3,522,162
NTT Urban Development Corp.	4,416	5,423,158
Plum Creek Timber Co. Inc., REIT	115,200	5,376,384

Issuer	Shares/Par	Value ($)

COMMON STOCKS – continued
Real Estate – continued
Public Storage, Inc., REIT	70,623	$10,828,625
Retail Opportunity Investment Corp., REIT	211,440	2,939,016
SEGRO PLC, REIT	1,928,439	8,150,046
Simon Property Group, Inc., REIT	76,989	12,158,103
Stockland, IEU	1,743,824	5,522,586
Sun Hung Kai Properties Ltd.	278,151	3,576,205
TAG Immobilien AG	161,610	1,758,764
Tanger Factory Outlet Centers, Inc., REIT	127,822	4,276,924
Unibail-Rodamco, REIT	34,509	8,040,433
Ventas, Inc., REIT	90,095	6,257,999
Vornado Realty Trust, REIT	86,675	7,181,024
Westfield Group, REIT	673,452	7,025,089
Weyerhaeuser Co., REIT	183,635	5,231,762

		$250,932,287

Telecommunications – Wireless – 0.9%
American Tower Corp., REIT	30,240	$2,212,661

Total Common Stocks (Identified Cost, $209,844,484)		$253,144,948

MONEY MARKET FUNDS – 0.9%
MFS Institutional Money Market Portfolio, 0.11%, at Cost and Net Asset Value (v)	2,295,389	$2,295,389

Total Investments (Identified Cost, $212,139,873)		$255,440,337

OTHER ASSETS, LESS LIABILITIES – 0.5%		1,378,951

Net Assets – 100.0%		$256,819,288

(a)	Non-income producing security.

(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

IEU	International Equity Unit

PLC	Public Limited Company

REIT	Real Estate Investment Trust

See Notes to Financial Statements

4

MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF ASSETS AND LIABILITIES (unaudited)

This statement represents your fund’s balance sheet, which details the assets and liabilities comprising the total value of the fund.

At 6/30/13
Assets
Investments –
Non-affiliated issuers, at value (identified cost, $209,844,484)	$253,144,948
Underlying affiliated funds, at cost and value	2,295,389
Total investments, at value (identified cost, $212,139,873)	$255,440,337
Cash	182,697
Foreign currency, at value (identified cost, $134,242)	134,174
Receivables for
Fund shares sold	1,819,218
Interest and dividends	990,184
Other assets	1,593
Total assets		$258,568,203
Liabilities
Payables for
Investments purchased	$1,324,983
Fund shares reacquired	217,855
Payable to affiliates
Investment adviser	12,098
Shareholder servicing costs	61
Distribution and/or service fees	3,033
Payable for independent Trustees’ compensation	1,673
Deferred country tax expense payable	92,750
Accrued expenses and other liabilities	96,462
Total liabilities		$1,748,915
Net assets		$256,819,288
Net assets consist of
Paid-in capital	$257,732,539
Unrealized appreciation (depreciation) on investments and translation of assets and liabilities in foreign currencies	43,295,091
Accumulated net realized gain (loss) on investments and foreign currency	(60,925,047)
Undistributed net investment income	16,716,705
Net assets		$256,819,288
Shares of beneficial interest outstanding		19,188,776

	Net assets	Shares outstanding	Net asset value per share
Initial Class	$145,468,282	11,359,390	$12.81
Service Class	111,351,006	7,829,386	14.22

See Notes to Financial Statements

5

MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  STATEMENT OF OPERATIONS (unaudited)

This statement describes how much your fund earned in investment income and accrued in expenses. It also describes any gains and/or losses generated by fund operations.

Six months ended 6/30/13
Net investment income
Income
Dividends	$4,854,263
Dividends from underlying affiliated funds	1,235
Foreign taxes withheld	(239,916)
Total investment income		$4,615,582
Expenses
Management fee	$1,193,684
Distribution and service fees	143,537
Shareholder servicing costs	3,576
Administrative services fee	22,105
Independent Trustees’ compensation	5,005
Custodian fee	34,525
Shareholder communications	38,240
Audit and tax fees	24,848
Legal fees	2,237
Miscellaneous	7,762
Total expenses		$1,475,519
Reduction of expenses by investment adviser	(70,889)
Net expenses		$1,404,630
Net investment income		$3,210,952
Realized and unrealized gain (loss) on investments and foreign currency
Realized gain (loss) (identified cost basis)
Investments	$7,982,868
Foreign currency	(31,119)
Net realized gain (loss) on investments and foreign currency		$7,951,749
Change in unrealized appreciation (depreciation)
Investments (net of $85,502 decrease in deferred country tax)	$(4,835,805)
Translation of assets and liabilities in foreign currencies	1,704
Net unrealized gain (loss) on investments and foreign currency translation		$(4,834,101)
Net realized and unrealized gain (loss) on investments and foreign currency		$3,117,648
Change in net assets from operations		$6,328,600

See Notes to Financial Statements

6

MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  STATEMENTS OF CHANGES IN NET ASSETS

These statements describe the increases and/or decreases in net assets resulting from operations, any distributions, and any shareholder transactions.

	Six months ended 6/30/13 (unaudited )	Year ended 12/31/12
Change in net assets
From operations
Net investment income	$3,210,952	$4,393,197
Net realized gain (loss) on investments and foreign currency	7,951,749	19,945,025
Net unrealized gain (loss) on investments and foreign currency translation	(4,834,101)	33,234,884
Change in net assets from operations	$6,328,600	$57,573,106
Distributions declared to shareholders
From net investment income	$—	$(1,809,358)
Change in net assets from fund share transactions	$(10,883,442)	$(159,734)
Total change in net assets	$(4,554,842)	$55,604,014
Net assets
At beginning of period	261,374,130	205,770,116
At end of period (including undistributed net investment income of $16,716,705 and $13,505,753, respectively)	$256,819,288	$261,374,130

See Notes to Financial Statements

7

MFS Global Real Estate Portfolio

FINANCIAL STATEMENTS  |  FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the fund’s financial performance for the semiannual period and the past 5 fiscal years. Certain information reflects financial results for a single fund share. The total returns in the table represent the rate by which an investor would have earned (or lost) on an investment in the fund share class (assuming reinvestment of all distributions) held for the entire period.

Initial Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$12.54		$9.75	$11.44	$11.23	$8.99	$18.24
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.25	$0.21	$0.34	$0.32	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	0.10		2.66	(1.08)	1.28	2.35	(7.53)
Total from investment operations	$0.27		$2.91	$(0.87)	$1.62	$2.67	$(7.35)
Less distributions declared to shareholders
From net investment income	$—		$(0.12)	$(0.82)	$(1.41)	$(0.36)	$(0.39)
From net realized gain on investments	—		—	—	—	(0.07)	(1.51)
Total distributions declared to shareholders	$—		$(0.12)	$(0.82)	$(1.41)	$(0.43)	$(1.90)
Net asset value, end of period (x)	$12.81		$12.54	$9.75	$11.44	$11.23	$8.99
Total return (%) (k)(r)(s)(x)	2.15	(n)	29.93	(7.59)	15.28	30.09	(44.73)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.00	(a)	1.09	1.15	1.11	1.17	1.23
Expenses after expense reductions (f)	0.95	(a)	1.05	1.10	1.10	1.10	1.10
Net investment income	2.52	(a)	2.21	1.89	3.07	3.52	1.28
Portfolio turnover	17	(n)	54	27	40	110	76
Net assets at end of period (000 omitted)	$145,468		$147,846	$87,924	$111,981	$84,988	$45,841

Service Class	Six months ended 6/30/13		Years ended 12/31
			2012	2011	2010	2009	2008
	(unaudited)
Net asset value, beginning of period	$13.94		$10.84	$12.61	$12.25	$9.77	$19.66
Income (loss) from investment operations
Net investment income (d)	$0.17		$0.23	$0.20	$0.34	$0.32	$0.18
Net realized and unrealized gain (loss) on investments and foreign currency	0.11		2.96	(1.17)	1.40	2.56	(8.22)
Total from investment operations	$0.28		$3.19	$(0.97)	$1.74	$2.88	$(8.04)
Less distributions declared to shareholders
From net investment income	$—		$(0.09)	$(0.80)	$(1.38)	$(0.33)	$(0.34)
From net realized gain on investments	—		—	—	—	(0.07)	(1.51)
Total distributions declared to shareholders	$—		$(0.09)	$(0.80)	$(1.38)	$(0.40)	$(1.85)
Net asset value, end of period (x)	$14.22		$13.94	$10.84	$12.61	$12.25	$9.77
Total return (%) (k)(r)(s)(x)	2.01	(n)	29.47	(7.74)	14.94	29.83	(44.89)
Ratios (%) (to average net assets) and Supplemental data:
Expenses before expense reductions (f)	1.25	(a)	1.34	1.41	1.37	1.43	1.48
Expenses after expense reductions (f)	1.20	(a)	1.30	1.35	1.35	1.35	1.35
Net investment income	2.29	(a)	1.88	1.60	2.80	3.33	1.15
Portfolio turnover	17	(n)	54	27	40	110	76
Net assets at end of period (000 omitted)	$111,351		$113,528	$117,846	$142,500	$138,929	$126,838

See Notes to Financial Statements

8

MFS Global Real Estate Portfolio

Financial Highlights – continued

(a)	Annualized.

(d)	Per share data is based on average shares outstanding.

(f)	Ratios do not reflect reductions from fees paid indirectly, if applicable.

(k)	The total return does not reflect expenses that apply to separate accounts. Inclusion of these charges would reduce the total return figures for all periods shown.

(n)	Not annualized.

(r)	Certain expenses have been reduced without which performance would have been lower.

(s)	From time to time the fund may receive proceeds from litigation settlements, without which performance would be lower.

(x)	The net asset values per share and total returns have been calculated on net assets which include adjustments made in accordance with U.S. generally accepted accounting principles required at period end for financial reporting purposes.

See Notes to Financial Statements

9

MFS Global Real Estate Portfolio

NOTES TO FINANCIAL STATEMENTS (unaudited)

(1)	Business and Organization

MFS Global Real Estate Portfolio (the fund) is a series of MFS Variable Insurance Trust III (the trust). The trust is organized as a Delaware statutory trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The shareholders of each series of the trust are separate accounts of insurance companies, which offer variable annuity and/or life insurance products, and qualified retirement and pension plans.

(2)	Significant Accounting Policies

General – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. In the preparation of these financial statements, management has evaluated subsequent events occurring after the date of the fund’s Statement of Assets and Liabilities through the date that the financial statements were issued. The fund invests a significant amount of its net assets in U.S. and foreign real estate related investments and as a result is subject to certain risks associated with the direct ownership of real estate and the real estate industry in general. These include risks related to general, regional and local economic conditions; fluctuations in interest rates; property tax rates, zoning laws, environmental regulations and other governmental action; cash flow dependency; increased operating expenses; lack of availability of mortgage funds; losses due to natural disasters; changes in property values and rental rates; and other factors. The fund invests in foreign securities. Investments in foreign securities are vulnerable to the effects of changes in the relative values of the local currency and the U.S. dollar and to the effects of changes in each country’s legal, political, and economic environment.

In this reporting period, the fund adopted the disclosure provisions of the Financial Accounting Standards Board (FASB) Accounting Standards Update 2011-11 (“ASU 2011-11”), Balance Sheet (Topic 210) – Disclosures about Offsetting Assets and Liabilities along with the related scope clarification provisions of FASB Accounting Standards Update 2013-01 (“ASU 2013-01”) entitled Balance Sheet (Topic 210) – Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2011-11 is intended to enhance disclosures on the offsetting of financial assets and liabilities by requiring entities to disclose both gross and net information about financial instruments and transactions that are either offset in the statement of financial position or subject to a Master Netting Agreement or similar arrangement. ASU 2013-01 limits the scope of ASU 2011-11’s disclosure requirements on offsetting to financial assets and financial liabilities related to derivatives, repurchase and reverse repurchase agreements, and securities lending and securities borrowing transactions. The disclosures required by ASU 2011-11, to the extent applicable to the fund, have been included in the fund’s Significant Accounting Policies note under the captions for each of the fund’s in-scope financial instruments and transactions.

In June 2013, FASB issued Accounting Standards Update 2013-08 Financial Services – Investment Companies (Topic 946) – Amendments to the Scope, Measurement, and Disclosure Requirements (“ASU 2013-08”) which is effective for interim and annual reporting periods in fiscal years that begin after December 15, 2013. ASU 2013-08 sets forth a methodology for determining whether an entity should be characterized as an investment company and prescribes fair value accounting for an investment company’s non-controlling ownership interest in another investment company. FASB has determined that a fund registered under the Investment Company Act of 1940 automatically meets ASU 2013-08’s criteria for an investment company. Although still evaluating the potential impacts of ASU 2013-08 to the fund, management expects that the impact of the fund’s adoption will be limited to additional financial statement disclosures.

Investment Valuations – Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price as provided by a third-party pricing service on the market or exchange on which they are primarily traded. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation as provided by a third-party pricing service on the market or exchange on which such securities are primarily traded. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as

10

MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. The following is a summary of the levels used as of June 30, 2013 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$120,399,241	$—	$—	$120,399,241
Japan	29,932,690	—	—	29,932,690
Honk Kong	—	25,531,560	—	25,531,560
Australia	—	17,114,561	—	17,114,561
United Kingdom	—	16,771,155	—	16,771,155
Singapore	—	9,590,227	—	9,590,227
Netherlands	—	8,199,438	—	8,199,438
France	8,040,433	—	—	8,040,433
Brazil	5,313,508	—	—	5,313,508
Other Countries	8,891,803	3,360,332	—	12,252,135
Mutual Funds	2,295,389	—	—	2,295,389
Total Investments	$174,873,064	$80,567,273	$—	$255,440,337

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $4,678,939 would have been considered level 1 investments at the beginning of the period. Of the level 1 investments presented above, equity investments amounting to $27,073,421 would have been considered level 2 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period.

Foreign Currency Translation – Purchases and sales of foreign investments, income, and expenses are converted into U.S. dollars based upon currency exchange rates prevailing on the respective dates of such transactions or on the reporting date for foreign denominated receivables and payables. Gains and losses attributable to foreign currency exchange rates on sales of securities are recorded for financial statement purposes as net realized gains and losses on investments. Gains and losses attributable to foreign exchange rate movements on receivables, payables, income and expenses are recorded for financial statement purposes as foreign currency transaction gains and losses. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.

Indemnifications – Under the fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into agreements with service providers that may contain indemnification clauses. The fund’s maximum exposure under these agreements is unknown as this would involve future claims that may be made against the fund that have not yet occurred.

11

MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

Investment Transactions and Income – Investment transactions are recorded on the trade date. Dividends received in cash are recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded when the fund is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Dividend payments received in additional securities are recorded on the ex-dividend date in an amount equal to the value of the security on such date.

The fund may receive proceeds from litigation settlements. Any proceeds received from litigation involving portfolio holdings are reflected in the Statement of Operations in realized gain/loss if the security has been disposed of by the fund or in unrealized gain/loss if the security is still held by the fund. Any other proceeds from litigation not related to portfolio holdings are reflected as other income in the Statement of Operations.

Fees Paid Indirectly – The fund’s custody fee may be reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. For the six months ended June 30, 2013, custody fees were not reduced.

Tax Matters and Distributions – The fund intends to qualify as a regulated investment company, as defined under Subchapter M of the Internal Revenue Code, and to distribute all of its taxable income, including realized capital gains. As a result, no provision for federal income tax is required. The fund’s federal tax returns, when filed, will remain subject to examination by the Internal Revenue Service for a three year period. Foreign taxes have been accrued by the fund in the accompanying financial statements in accordance with the applicable foreign tax law. Foreign income taxes may be withheld by certain countries in which the fund invests. Additionally, capital gains realized by the fund on securities issued in or by certain foreign countries may be subject to capital gains tax imposed by those countries.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from U.S. generally accepted accounting principles. Certain capital accounts in the financial statements are periodically adjusted for permanent differences in order to reflect their tax character. These adjustments have no impact on net assets or net asset value per share. Temporary differences which arise from recognizing certain items of income, expense, gain or loss in different periods for financial statement and tax purposes will reverse at some time in the future. Distributions in excess of net investment income or net realized gains are temporary overdistributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes.

Book/tax differences primarily relate to passive foreign investment company adjustments, wash sale loss deferrals, and foreign taxes.

The tax character of distributions declared to shareholders for the last fiscal year is as follows:

12/31/12
Ordinary income (including any short-term capital gains)	$1,809,358

The federal tax cost and the tax basis components of distributable earnings were as follows:

As of 6/30/13
Cost of investments	$223,563,393
Gross appreciation	35,479,363
Gross depreciation	(3,602,419)
Net unrealized appreciation (depreciation)	$31,876,944

As of 12/31/12
Undistributed ordinary income	13,252,565
Capital loss carryforwards	(57,360,526)
Other temporary differences	67,854
Net unrealized appreciation (depreciation)	36,798,256

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized for fund fiscal years beginning after December 31, 2010 may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses (“post-enactment losses”). Previously, net capital losses were carried forward for eight years and treated as short-term losses (“pre-enactment losses”). As a transition rule, the Act requires that all post-enactment net capital losses be used before pre-enactment net capital losses.

As of December 31, 2012, the fund had capital loss carryforwards available to offset future realized gains. Such pre-enactment losses expire as follows:

12/31/17	$(57,360,526)

Multiple Classes of Shares of Beneficial Interest – The fund offers multiple classes of shares, which differ in their respective distribution and/or service fees. The fund’s income, realized and unrealized gain (loss), and common expenses are allocated to

12

MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

shareholders based on the daily net assets of each class. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. The fund’s distributions declared to shareholders as reported in the Statements of Changes in Net Assets are presented by class as follows:

	From net investment income
	Six months ended 6/30/13	Year ended 12/31/12
Initial Class	$—	$983,392
Service Class	—	825,966
Total	$—	$1,809,358

(3)	Transactions with Affiliates

Investment Adviser – The fund has an investment advisory agreement with MFS to provide overall investment management and related administrative services and facilities to the fund. The management fee is computed daily and paid monthly at the following annual rates:

First $1 billion of average daily net assets	0.90%
Next $1.5 billion of average daily net assets	0.75%
Average daily net assets in excess of $2.5 billion	0.65%

Effective April 1, 2013, MFS has agreed in writing to reduce its management fee by a specified amount if certain MFS mutual fund assets exceed thresholds agreed to by MFS and the fund’s Board of Trustees. For the period April 1, 2013 through June 30, 2013, this management fee reduction amounted to $361, which is shown as a reduction of total expenses in the Statement of Operations. The management fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.90% of the fund’s average daily net assets.

The investment adviser has agreed in writing to pay a portion of the fund’s total annual operating expenses, exclusive of interest, taxes, extraordinary expenses, brokerage and transaction costs, and investment-related expenses, such that total annual operating expenses do not exceed 0.95% of average daily net assets for the Initial Class shares and 1.20% of average daily net assets for the Service Class shares. This written agreement will continue until modified by the fund’s Board of Trustees, but such agreement will continue at least until April 30, 2015. For the six months ended June 30, 2013, this reduction amounted to $70,024 and is reflected as a reduction of total expenses in the Statement of Operations.

Distributor – MFS Fund Distributors, Inc. (MFD), a wholly-owned subsidiary of MFS, is the distributor of shares of the fund. The Trustees have adopted a distribution plan for the Service Class shares pursuant to Rule 12b-1 under the Investment Company Act of 1940.

The fund’s distribution plan provides that the fund will pay MFD distribution and/or service fees equal to 0.25% per annum of its average daily net assets attributable to Service Class shares as partial consideration for services performed and expenses incurred by MFD and financial intermediaries (including participating insurance companies that invest in the fund to fund variable annuity and variable life insurance contracts, sponsors of qualified retirement and pension plans that invest in the fund, and affiliates of these participating insurance companies and plan sponsors) in connection with the sale and distribution of the Service Class shares. MFD may subsequently pay all, or a portion, of the distribution and/or service fees to financial intermediaries.

Shareholder Servicing Agent – MFS Service Center, Inc. (MFSC), a wholly-owned subsidiary of MFS, receives a fee from the fund for its services as shareholder servicing agent. For the six months ended June 30, 2013, the fee was $3,576, which equated to 0.0027% annually of the fund’s average daily net assets. MFSC also receives payment from the fund for out-of-pocket expenses paid by MFSC on behalf of the fund. For the six months ended June 30, 2013, the fund did not pay any out-of-pocket expenses.

Administrator – MFS provides certain financial, legal, shareholder communications, compliance, and other administrative services to the fund. Under an administrative services agreement, the fund partially reimburses MFS the costs incurred to provide these services. The fund is charged an annual fixed amount of $17,500 plus a fee based on average daily net assets. The administrative services fee incurred for the six months ended June 30, 2013 was equivalent to an annual effective rate of 0.0166% of the fund’s average daily net assets.

Trustees’ and Officers’ Compensation – The fund pays compensation to independent Trustees in the form of a retainer, attendance fees, and additional compensation to Board and Committee chairpersons. The fund does not pay compensation directly to Trustees or officers of the fund who are also officers of the investment adviser, all of whom receive remuneration for their services to the fund from MFS. Certain officers and Trustees of the fund are officers or directors of MFS, MFD, and MFSC.

Other – This fund and certain other funds managed by MFS (the funds) have entered into services agreements (the Agreements) which provide for payment of fees by the funds to Tarantino LLC and Griffin Compliance LLC in return for the provision of services of

13

MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

an Independent Chief Compliance Officer (ICCO) and Assistant ICCO, respectively, for the funds. The ICCO and Assistant ICCO are officers of the funds and the sole members of Tarantino LLC and Griffin Compliance LLC, respectively. The funds can terminate the Agreements with Tarantino LLC and Griffin Compliance LLC at any time under the terms of the Agreements. For the six months ended June 30, 2013, the aggregate fees paid by the fund to Tarantino LLC and Griffin Compliance LLC were $1,014 and are included in “Miscellaneous” expense in the Statement of Operations. MFS has agreed to reimburse the fund for a portion of the payments made by the fund in the amount of $504, which is shown as a reduction of total expenses in the Statement of Operations. Additionally, MFS has agreed to bear all expenses associated with office space, other administrative support, and supplies provided to the ICCO and Assistant ICCO.

The fund invests in the MFS Institutional Money Market Portfolio which is managed by MFS and seeks current income consistent with preservation of capital and liquidity. Income earned on this investment is included in “Dividends from underlying affiliated funds” in the Statement of Operations. This money market fund does not pay a management fee to MFS.

(4)	Portfolio Securities

Purchases and sales of investments, other than short-term obligations, aggregated $44,731,683 and $53,990,385, respectively.

(5)	Shares of Beneficial Interest

The fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest. Transactions in fund shares were as follows:

	Six months ended 6/30/13		Year ended 12/31/12
	Shares	Amount	Shares	Amount
Shares sold
Initial Class	510,367	$6,573,584	4,370,768	$52,172,519
Service Class	363,755	5,189,686	41,116	507,048
	874,122	$11,763,270	4,411,884	$52,679,567
Shares issued to shareholders in reinvestment of distributions
Initial Class	—	$—	81,745	$983,392
Service Class	—	—	61,685	825,966
	—	$—	143,430	$1,809,358
Shares reacquired
Initial Class	(939,239)	$(12,674,628)	(1,678,083)	$(19,076,779)
Service Class	(677,424)	(9,972,084)	(2,834,492)	(35,571,880)
	(1,616,663)	$(22,646,712)	(4,512,575)	$(54,648,659)
Net change
Initial Class	(428,872)	$(6,101,044)	2,774,430	$34,079,132
Service Class	(313,669)	(4,782,398)	(2,731,691)	(34,238,866)
	(742,541)	$(10,883,442)	42,739	$(159,734)

The fund is one of several mutual funds in which the MFS funds-of-funds may invest. The MFS funds-of-funds do not invest in the underlying MFS funds for the purpose of exercising management or control. At the end of the period, the MFS Moderate Allocation Portfolio, the MFS Growth Allocation Portfolio, and the MFS Conservative Allocation Portfolio were the owners of record of approximately 22%, 11%, and 7%, respectively, of the value of outstanding voting shares of the fund.

(6)	Line of Credit

The fund and certain other funds managed by MFS participate in a $1.1 billion unsecured committed line of credit, subject to a $1 billion sublimit, provided by a syndication of banks under a credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, generally at a rate equal to the higher of the Federal Reserve funds rate or one month LIBOR plus an agreed upon spread. A commitment fee, based on the average daily, unused portion of the committed line of credit, is allocated among the participating funds at the end of each calendar quarter. In addition, the fund and other funds managed by MFS have established unsecured uncommitted borrowing arrangements with certain banks for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the Federal Reserve funds rate plus an agreed upon spread. For the six months ended June 30, 2013, the fund’s commitment fee and interest expense were $324 and $0, respectively, and are included in “Miscellaneous” expense in the Statement of Operations.

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MFS Global Real Estate Portfolio

Notes to Financial Statements (unaudited) – continued

(7)	Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	49	25,781,528	(23,486,188)	2,295,389

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,235	$2,295,389

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MFS Global Real Estate Portfolio

BOARD REVIEW OF INVESTMENT ADVISORY AGREEMENT

A discussion regarding the Board’s most recent review and approval of the fund’s Investment Advisory Agreement with MFS is available by clicking on the fund’s name under ”Variable Insurance Portfolios — VIT III“ in the “Products” section of the MFS Web site (mfs.com).

PROXY VOTING POLICIES AND INFORMATION

A general description of the MFS funds’ proxy voting policies and procedures is available without charge, upon request, by calling 1-800-225-2606, by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

Information regarding how the fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge by visiting the Proxy Voting section of mfs.com or by visiting the SEC’s Web site at http://www.sec.gov.

QUARTERLY PORTFOLIO DISCLOSURE

The fund will file a complete schedule of portfolio holdings with the Securities and Exchange Commission (the Commission) for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the EDGAR database on the Commission’s Internet Web site at http://www.sec.gov, and may be reviewed and copied at the:

Public Reference Room

Securities and Exchange Commission

100 F Street, NE, Room 1580

Washington, D.C. 20549

Information on the operation of the Public Reference Room may be obtained by calling the Commission at 1-800-SEC-0330. Copies of the fund’s Form N-Q also may be obtained, upon payment of a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov or by writing the Public Reference Section at the above address.

FURTHER INFORMATION

From time to time, MFS may post important information about the fund or the MFS funds on the MFS web site (mfs.com). This information is available by visiting the ”News & Commentary“ section of mfs.com or by clicking on the fund’s name under ”Variable Insurance Portfolios — VIT III“ in the ”Products“ section of mfs.com.

16

ITEM 2.	CODE OF ETHICS.

During the period covered by this report, the Registrant has not amended any provision in its Code of Ethics (the “Code”) that relates to an element of the Code’s definitions enumerated in paragraph (b) of Item 2 of this Form N-CSR. During the period covered by this report, the Registrant did not grant a waiver, including an implicit waiver, from any provision of the Code.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.

ITEM 6.	INVESTMENTS

A schedule of investments for each series of the Registrant is included as part of the report to shareholders of such series under Item 1 of this Form N-CSR.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable to the Registrant.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable to the Registrant.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There were no material changes to the procedures by which shareholders may send recommendations to the Board for nominees to the Registrant’s Board since the Registrant last provided disclosure as to such procedures in response to the requirements of Item 407 (c)(2)(iv) of Regulation S-K or this Item.

ITEM 11.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this report on Form N-CSR, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by the report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a)	File the exhibits listed below as part of this form. Letter or number the exhibits in the sequence indicated.

(1)	Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2)	A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

(b)	If the report is filed under Section 13(a) or 15(d) of the Exchange Act, provide the certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Exchange Act (17 CFR 240.13a-14(b) or 240.15d-14(b)) and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350) as an exhibit. A certification furnished pursuant to this paragraph will not be deemed “filed” for the purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Exchange Act, except to the extent that the registrant specifically incorporates it by reference: Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) MFS VARIABLE INSURANCE TRUST III

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President

Date: August 16, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, President (Principal Executive Officer)

Date: August 16, 2013

By (Signature and Title)*	DAVID L. DILORENZO
David L. DiLorenzo, Treasurer (Principal Financial Officer and Accounting Officer)

Date: August 16, 2013

*	Print name and title of each signing officer under his or her signature.